UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (96.0%)[1]
Australia (4.6%)
	Iluka Resources Ltd.	2,301,130	14,630
	Link Administration Holdings Ltd.	2,705,119	14,095
	Steadfast Group Ltd.	6,877,000	13,233
	Bingo Industries Ltd.	7,983,737	12,162
	NRW Holdings Ltd.	8,320,911	11,631
	ALS Ltd.	1,820,376	9,640
	oOh!media Ltd.	3,449,114	9,002
	IPH Ltd.	2,230,600	8,891
	Mirvac Group	4,798,559	8,414
	Challenger Ltd.	1,568,500	8,278
	Ansell Ltd.	443,360	7,570
	Incitec Pivot Ltd.	2,870,473	6,928
	Monadelphous Group Ltd.	605,300	6,504
	Nufarm Ltd.	1,363,240	6,197
	Cleanaway Waste Management Ltd.	4,396,961	5,788
	Domain Holdings Australia Ltd.	2,458,208	4,315
	Estia Health Ltd.	2,109,977	3,602
	Computershare Ltd.	213,622	2,767
	SpeedCast International Ltd.	932,200	1,976
*,^	Karoon Energy Ltd.	1,374,635	847
			156,470
Austria (1.1%)
	Lenzing AG	112,500	11,006
	ANDRITZ AG	161,653	7,981
	Wienerberger AG	290,883	6,530
	Schoeller-Bleckmann Oilfield Equipment AG	61,058	4,749
^	Porr AG	167,220	3,827
	Palfinger AG	78,100	2,422
			36,515
Belgium (0.7%)
	Euronav NV	1,290,900	10,107
	Cie d’Entreprises CFE	81,069	8,606
*	Galapagos NV	52,470	5,399
			24,112
Brazil (0.3%)
	Kroton Educacional SA	1,776,800	5,572
	Qualicorp Consultoria e Corretora de Seguros SA	638,100	2,774
			8,346
China (1.6%)
	Shenzhou International Group Holdings Ltd.	1,510,000	17,781
*	New Oriental Education & Technology Group Inc. ADR	169,643	13,069
	Nexteer Automotive Group Ltd.	4,160,000	6,298
*,^	Baozun Inc. ADR	167,527	5,998
	Haitian International Holdings Ltd.	2,162,000	4,980
*,2	Tongcheng-Elong Holdings Ltd.	2,419,600	4,483

	Tarena International Inc. ADR	1,349	9
			52,618
Denmark (1.2%)
	Topdanmark A/S	405,883	19,338
	FLSmidth & Co. A/S	262,008	12,280
	SimCorp A/S	110,500	8,721
*,§	OW Bunker A/S	1,000,000	—
			40,339
Finland (0.2%)
	Metso Oyj	171,282	5,039
*	Outotec Oyj	705,689	2,897
			7,936
France (7.6%)
	Altran Technologies SA	3,380,468	31,935
	Rubis SCA	447,867	26,734
	Elis SA	1,527,000	24,701
	Nexity SA	502,757	23,481
*	Ubisoft Entertainment SA	257,500	22,852
	SPIE SA	1,500,000	22,590
	Trigano SA	150,000	14,502
*	ID Logistics Group	82,028	13,788
2	Maisons du Monde SA	535,010	13,787
*,2	SMCP SA	750,000	13,657
	Kaufman & Broad SA	197,242	7,959
	Orpea	74,500	7,385
*	SOITEC	88,813	6,821
	Albioma SA	300,000	6,725
*	Virbac SA	39,873	5,612
	Imerys SA	88,285	4,652
*	Tikehau Capital SCA	153,940	3,525
*	Innate Pharma SA	341,522	2,626
	LISI	81,200	2,571
			255,903
Germany (5.5%)
2	Befesa SA	700,000	30,643
	Wacker Chemie AG	237,500	25,126
	Grand City Properties SA	800,000	19,905
*	HelloFresh SE	1,487,500	14,803
	SAF-Holland SA	1,030,638	12,888
	Duerr AG	300,000	12,288
	Stemmer Imaging AG	291,170	11,515
	XING SE	35,000	10,483
	Stabilus SA	159,900	9,988
	S&T AG	400,000	9,143
2	Aumann AG	195,000	8,074
	STRATEC SE	113,380	7,777
	CTS Eventim AG & Co. KGaA	119,800	5,091
	Nemetschek SE	24,100	3,093
*	Senvion SA	1,173,196	2,392
^	RIB Software SE	156,900	2,279
*,2	windeln.de SE	46,224	95
			185,583
Hong Kong (2.1%)
	Techtronic Industries Co. Ltd.	3,473,500	20,277
	ASM Pacific Technology Ltd.	1,360,900	14,663

	Cathay Pacific Airways Ltd.	6,658,635	10,250
	Value Partners Group Ltd.	10,913,000	8,110
^	Microport Scientific Corp.	6,475,000	6,229
	Johnson Electric Holdings Ltd.	2,646,625	6,030
2	Crystal International Group Ltd.	7,970,000	4,328
			69,887
India (1.4%)
	Container Corp. Of India Ltd.	1,299,063	12,008
	Zee Entertainment Enterprises Ltd.	1,995,707	10,699
	Apollo Hospitals Enterprise Ltd.	431,895	8,064
	Gujarat Pipavav Port Ltd.	6,724,221	8,052
	Edelweiss Financial Services Ltd.	2,785,100	6,056
	Indiabulls Housing Finance Ltd.	426,000	4,001
			48,880
Indonesia (0.0%)
	Tower Bersama Infrastructure Tbk PT	2,782,300	981

Ireland (2.8%)
	Dalata Hotel Group plc	6,247,717	40,848
	Smurfit Kappa Group plc	775,000	22,348
	Irish Continental Group plc	2,210,600	12,017
	Irish Residential Properties REIT plc	5,000,000	8,578
	Origin Enterprises plc	1,075,000	7,037
	Kingspan Group plc	65,000	2,658
			93,486
Italy (8.2%)
2	Anima Holding SPA	7,825,019	32,193
	Maire Tecnimont SPA	6,250,000	25,086
	Interpump Group SPA	774,845	24,964
	Cerved Group SPA	2,712,612	23,875
	Recordati SPA	525,000	19,024
	Banca Generali SPA	750,000	17,693
	DiaSorin SPA	170,051	15,572
2	doBank SPA	1,125,000	15,361
	Autogrill SPA	1,556,775	14,004
	Salvatore Ferragamo SPA	669,261	13,423
	FinecoBank Banca Fineco SPA	1,063,800	11,568
2	Gima TT SPA	1,409,175	11,355
	Amplifon SPA	585,500	10,490
	Brunello Cucinelli SPA	224,310	8,112
	Tamburi Investment Partners SPA	936,200	6,542
	Buzzi Unicem SPA	307,258	5,870
	Credito Emiliano SPA	1,000,000	5,698
2	Banca Sistema SPA	2,600,000	4,265
^	Tod’s SPA	80,210	3,733
	Datalogic SPA	120,600	3,260
*,2	Piovan SPA	325,000	2,816
*,^,2	OVS SPA	1,164,512	1,777
	PRADA SPA	177,000	586
			277,267
Japan (26.0%)
	Nippon Shinyaku Co. Ltd.	598,370	38,027
	Zenkoku Hosho Co. Ltd.	731,555	25,651
	Disco Corp.	171,400	25,445
	Nabtesco Corp.	879,300	23,264
	Glory Ltd.	788,600	19,592

	Kureha Corp.	304,700	19,114
	Aica Kogyo Co. Ltd.	516,900	18,173
	Koito Manufacturing Co. Ltd.	300,500	18,097
	Nippon Densetsu Kogyo Co. Ltd.	807,600	17,700
	Horiba Ltd.	358,700	17,657
	Hitachi Transport System Ltd.	611,100	17,066
	ABC-Mart Inc.	295,200	16,960
	Tokai Tokyo Financial Holdings Inc.	3,839,700	16,923
	Sumitomo Forestry Co. Ltd.	1,287,100	16,788
	Tsuruha Holdings Inc.	178,600	16,532
	Ai Holdings Corp.	940,000	16,370
^	Trusco Nakayama Corp.	606,300	15,999
	Digital Garage Inc.	650,100	15,645
	Open House Co. Ltd.	363,400	15,216
	Izumi Co. Ltd.	295,800	14,915
	SCSK Corp.	358,300	14,498
	Daifuku Co. Ltd.	281,800	14,162
	IHI Corp.	447,024	14,158
	Pola Orbis Holdings Inc.	453,500	13,564
	Shinmaywa Industries Ltd.	1,001,000	13,521
	Musashi Seimitsu Industry Co. Ltd.	907,000	13,190
	en-japan Inc.	349,200	13,134
	Nifco Inc.	536,500	13,058
	Nishi-Nippon Financial Holdings Inc.	1,397,900	12,608
	DMG Mori Co. Ltd.	912,000	12,415
	Toyo Tire Corp.	804,900	11,315
	Arcs Co. Ltd.	501,400	11,201
	TechnoPro Holdings Inc.	203,200	10,678
	Sugi Holdings Co. Ltd.	257,000	10,670
	Nitta Corp.	323,200	10,597
	Kakaku.com Inc.	602,800	10,583
	Asahi Intecc Co. Ltd.	236,103	10,276
	Kyudenko Corp.	262,730	9,445
	OBIC Business Consultants Co. Ltd.	246,700	9,121
	Japan Lifeline Co. Ltd.	592,600	9,019
	JSP Corp.	439,100	9,004
	Persol Holdings Co. Ltd.	477,200	8,497
	Ichigo Inc.	2,294,230	7,933
	Nippon Yusen KK	468,300	7,840
	Daikyonishikawa Corp.	751,000	7,773
^	Aruhi Corp.	363,500	7,717
	Ferrotec Holdings Corp.	843,700	7,582
	Kissei Pharmaceutical Co. Ltd.	272,800	7,413
	Iriso Electronics Co. Ltd.	180,200	7,381
	Nihon M&A Center Inc.	293,700	7,363
	Kyowa Exeo Corp.	294,100	7,228
	Jamco Corp.	295,400	6,919
	Tokyo Steel Manufacturing Co. Ltd.	786,500	6,641
	EPS Holdings Inc.	431,300	6,550
	Miura Co. Ltd.	259,900	6,483
	KH Neochem Co. Ltd.	270,000	6,353
	Yokogawa Bridge Holdings Corp.	339,400	6,192
	Sanwa Holdings Corp.	527,590	6,062
	NEC Networks & System Integration Corp.	272,500	6,019
	Lintec Corp.	264,000	5,846
	Itoham Yonekyu Holdings Inc.	911,000	5,796
^	Harmonic Drive Systems Inc.	164,400	5,776

	H2O Retailing Corp.	393,900	5,544
	Daibiru Corp.	545,300	5,430
	TPR Co. Ltd.	250,200	5,346
	Unipres Corp.	275,200	5,326
	Nihon Parkerizing Co. Ltd.	433,300	5,127
	JGC Corp.	330,900	5,077
	Kumiai Chemical Industry Co. Ltd.	793,000	4,929
	Kenedix Inc.	903,900	4,759
	Hitachi Metals Ltd.	410,800	4,622
	Benefit One Inc.	136,500	4,620
^	Mirait Holdings Corp.	315,900	4,566
	San-In Godo Bank Ltd.	624,800	4,534
	Obara Group Inc.	138,100	4,524
	Kyoritsu Maintenance Co. Ltd.	97,000	4,431
	Fukushima Industries Corp.	124,800	4,425
*	M&A Capital Partners Co. Ltd.	95,300	4,410
	Hazama Ando Corp.	632,600	4,190
	ZOZO Inc.	191,200	3,869
	Kanto Denka Kogyo Co. Ltd.	459,000	3,823
	Warabeya Nichiyo Holdings Co. Ltd.	225,000	3,782
	Eagle Industry Co. Ltd.	305,600	3,601
	Tsutsumi Jewelry Co. Ltd.	131,500	2,171
	Tokyo Ohka Kogyo Co. Ltd.	70,980	1,996
	Tokyo Kiraboshi Financial Group Inc.	130,745	1,846
			879,663
Malaysia (0.2%)
	AirAsia Group Bhd.	10,747,900	8,012

Mexico (0.4%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,021,243	9,166
	Regional SAB de CV	801,200	4,235
			13,401
Netherlands (4.8%)
	AMG Advanced Metallurgical Group NV	750,000	27,114
*	OCI NV	1,250,000	26,435
	TKH Group NV	437,500	21,130
*,2	Basic-Fit NV	600,000	18,356
2	NIBC Holding NV	1,550,000	15,386
	Van Lanschot Kempen NV	625,000	14,615
*,^	Fugro NV	1,250,000	13,785
	SIF Holding NV	925,000	9,403
	IMCD NV	124,256	9,068
	Kendrion NV	237,500	5,790
			161,082
New Zealand (0.3%)
*	Fletcher Building Ltd.	2,542,263	8,788
	Fisher & Paykel Healthcare Corp. Ltd.	297,200	2,587
			11,375
Norway (1.1%)
	Kongsberg Gruppen ASA	1,479,697	20,626
*,2	Elkem ASA	3,500,000	10,174
	Borregaard ASA	625,000	5,554
	Tomra Systems ASA	78,075	2,029
			38,383

Other (0.6%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	183,163	18,639

Singapore (0.4%)
	First Resources Ltd.	5,709,600	7,258
	Jardine Cycle & Carriage Ltd.	246,900	6,938
			14,196
South Africa (0.2%)
	Reinet Investments SCA	369,347	5,705

South Korea (1.8%)
	Medy-Tox Inc.	27,035	12,663
	SK Holdings Co. Ltd.	47,023	11,170
^,2	Netmarble Corp.	81,237	7,840
	Nexen Tire Corp.	807,768	7,163
^	Mando Corp.	220,700	6,751
	Hankook Tire Co. Ltd.	150,917	5,677
	Samsung Securities Co. Ltd.	136,542	4,122
*	Korea Aerospace Industries Ltd.	127,782	3,931
			59,317
Spain (2.2%)
2	Prosegur Cash SA	6,035,288	14,124
	Prosegur Cia de Seguridad SA	2,508,455	13,579
*,2	Aedas Homes SAU	500,000	13,461
	Viscofan SA	191,200	10,659
	Melia Hotels International SA	973,338	9,765
	CIE Automotive SA	328,057	9,214
2	Global Dominion Access SA	350,074	1,826
			72,628
Sweden (1.6%)
	Modern Times Group MTG AB Class B	530,700	17,881
	Loomis AB Class B	275,000	9,867
^	Intrum AB	313,000	8,945
	Concentric AB	536,905	7,774
*	Cellavision AB	150,171	4,030
2	Alimak Group AB	223,800	2,994
	Troax Group AB	94,100	2,891
2	Hoist Finance AB	60,100	291
			54,673
Switzerland (2.9%)
	OC Oerlikon Corp. AG	2,747,971	35,511
	Logitech International SA	387,500	14,137
	Dufry AG	127,540	12,756
	Ascom Holding AG	840,769	10,797
2	VAT Group AG	87,300	9,039
^	Comet Holding AG	90,000	8,010
	Daetwyler Holding AG	41,000	6,193
^	ams AG	86,899	2,329
			98,772
Taiwan (1.6%)
	Chroma ATE Inc.	4,419,000	17,772
	Ennoconn Corp.	1,150,000	9,607
	Giant Manufacturing Co. Ltd.	1,587,000	7,962
	Gourmet Master Co. Ltd.	989,217	6,952
	CTCI Corp.	4,336,000	6,661

	Nien Made Enterprise Co. Ltd.	722,000	6,222
			55,176
United Arab Emirates (0.0%)
*	Lamprell plc	1,150,000	845

United Kingdom (14.3%)
	Grainger plc	6,029,154	18,059
	Restaurant Group plc	9,169,731	17,954
	B&M European Value Retail SA	4,171,378	17,762
	Electrocomponents plc	2,218,800	15,839
	SSP Group plc	1,650,000	14,442
2	Auto Trader Group plc	2,382,000	14,295
	Dunelm Group plc	1,500,000	14,222
	Elementis plc	5,925,322	14,186
	Melrose Industries plc	6,291,600	13,946
	Rhi Magnesita NV	215,044	12,037
	Cineworld Group plc	3,355,000	11,514
	UDG Healthcare plc	1,481,000	11,275
	Howden Joinery Group plc	1,696,800	11,257
	Bodycote plc	1,095,000	10,940
	HomeServe plc	875,000	10,829
	Coats Group plc	9,300,000	10,717
	Dechra Pharmaceuticals plc	340,000	10,564
	Genus plc	359,078	10,494
	Cranswick plc	275,400	10,437
	Ted Baker plc	390,000	9,594
	Ultra Electronics Holdings plc	549,887	9,258
	Hikma Pharmaceuticals plc	434,754	9,198
	Abcam plc	516,379	9,000
	Telecom Plus plc	485,000	8,982
	Tyman plc	2,865,227	8,730
	RPC Group plc	818,600	8,524
	Rentokil Initial plc	1,903,660	8,407
	Hill & Smith Holdings plc	578,277	8,383
	Halma plc	450,000	8,276
	Redrow plc	1,050,000	8,007
	DCC plc	95,000	7,777
	Investec plc	1,175,000	7,553
	IG Group Holdings plc	900,000	7,500
	QinetiQ Group plc	1,800,000	7,163
	Polypipe Group plc	1,205,800	6,254
	Pets at Home Group plc	3,600,000	6,230
	Volution Group plc	2,983,178	6,174
	Keller Group plc	871,780	5,931
	Consort Medical plc	479,420	5,863
	Eco Animal Health Group plc	930,912	5,800
	Segro plc	680,000	5,781
	Northgate plc	1,100,000	5,362
*	Cairn Homes plc	3,516,310	5,231
	Diploma plc	310,299	5,180
	Kier Group plc	746,694	5,062
	Crest Nicholson Holdings plc	970,000	4,797
	LondonMetric Property plc	1,900,000	4,680
	Hunting plc	601,372	4,403
	Jupiter Fund Management plc	1,022,200	4,393
	Superdry plc	580,000	3,933
2	ConvaTec Group plc	2,047,039	3,838

	Photo-Me International plc			3,050,000	3,814
	James Fisher & Sons plc			141,368	3,582
	Vesuvius plc			436,161	3,221
	Rotork plc			826,800	2,984
	Clarkson plc			78,400	2,636
	Just Group plc			1,900,000	2,530
					484,800
United States (0.3%)
2	Samsonite International SA			3,021,300	8,985

Total Common Stocks (Cost $3,196,702)					3,243,975

		Coupon
Temporary Cash Investments (5.6%)[1]
Money Market Fund (4.6%)
4,5	Vanguard Market Liquidity Fund	2.572%		1,561,258	156,126

			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.7%)
	Goldman Sachs & Co. (Dated 1/31/19, Repurchase Value $22,902,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%-6.000%, 11/01/26-12/01/48, and Federal National Mortgage Assn. 3.500%-4.500%, 9/01/30-8/1/44, with a value of $23,358,000)	2.550%	2/1/19	22,900	22,900

U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill	2.302%	2/28/19	200	200
	United States Treasury Bill	2.402%	4/11/19	7,000	6,968
6	United States Treasury Bill	2.497%	5/23/19	2,500	2,482
					9,650
Total Temporary Cash Investments (Cost $188,668)					188,676
Total Investments (101.6%) (Cost $3,385,370)					3,432,651
Other Assets and Liabilities-Net (-1.6%)[4,6,7]					(52,510)
Net Assets (100%)					3,380,141
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,956,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.3% and 4.3%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $263,443,000, representing 7.8% of net assets.

3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Includes $68,469,000 of collateral received for securities on loan.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Securities with a value of $893,000 and cash of $1,612,000 have been segregated as initial margin for open futures contracts.

7	Cash of $560,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
Topix Index	March 2019	108	15,547	411
Dow Jones EURO STOXX 50 Index	March 2019	355	12,808	455
FTSE 100 Index	March 2019	117	10,592	200
S&P ASX 200 Index	March 2019	55	5,801	145
				1,211

Forward Currency Contracts
		Contract Amount (000)
Counterparty	Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation) ($000)
Citibank, N.A.	3/12/19	JPY	2,787,600	USD	25,772	(101)
Citibank, N.A.	3/20/19	EUR	19,040	USD	21,989	(108)
JPMorgan Chase Bank, N.A.	3/20/19	EUR	16,725	USD	19,126	96
Goldman Sachs International	3/20/19	GBP	13,888	USD	17,794	465
JPMorgan Chase Bank, N.A.	3/12/19	JPY	1,969,120	USD	17,588	545
BNP Paribas	3/12/19	JPY	1,718,100	USD	15,574	247
Morgan Stanley Capital Services LLC	3/12/19	JPY	1,688,966	USD	15,025	529
BNP Paribas	3/20/19	EUR	11,596	USD	13,355	(28)
Credit Suisse International	3/20/19	GBP	9,475	USD	12,048	410
BNP Paribas	3/20/19	GBP	8,397	USD	10,661	379
Citibank, N.A.	3/26/19	AUD	13,937	USD	9,975	164

International Explorer Fund

BNP Paribas	3/26/19	AUD	10,365	USD	7,426	114
JPMorgan Chase Bank, N.A.	3/26/19	AUD	10,348	USD	7,312	215
Barclays Bank plc	3/12/19	JPY	341,770	USD	3,136	12
Morgan Stanley Capital Services LLC	3/20/19	GBP	1,656	USD	2,161	16
Citibank, N.A.	3/20/19	GBP	1,201	USD	1,516	61
JPMorgan Chase Bank, N.A.	3/12/19	JPY	149,350	USD	1,393	(18)
Morgan Stanley Capital Services LLC	3/20/19	EUR	304	USD	351	(2)
Morgan Stanley Capital Services LLC	3/26/19	AUD	277	USD	198	4
BNP Paribas	3/12/19	USD	20,018	JPY	2,193,060	(178)
Goldman Sachs International	3/20/19	USD	16,690	GBP	12,658	48
JPMorgan Chase Bank, N.A.	3/12/19	USD	15,895	JPY	1,766,930	(376)
Citibank, N.A.	3/20/19	USD	14,714	EUR	12,846	(49)
BNP Paribas	3/20/19	USD	13,426	EUR	11,639	50
BNP Paribas	3/20/19	USD	11,509	GBP	9,037	(374)
BNP Paribas	3/26/19	USD	8,571	AUD	11,952	(123)
BNP Paribas	3/20/19	USD	8,539	EUR	7,450	(22)
JPMorgan Chase Bank, N.A.	3/12/19	USD	8,082	JPY	866,230	105
Goldman Sachs International	3/12/19	USD	6,726	JPY	733,610	(30)
Barclays Bank plc	3/12/19	USD	6,436	JPY	725,850	(249)
Bank of America, N.A.	3/20/19	USD	6,349	GBP	4,991	(213)
Goldman Sachs International	3/20/19	USD	6,210	EUR	5,416	(14)
Citibank, N.A.	3/26/19	USD	5,096	AUD	7,120	(82)
Citibank, N.A.	3/12/19	USD	4,979	JPY	546,120	(51)

International Explorer Fund

JPMorgan Chase Bank, N.A.	3/26/19	USD	3,041	AUD	4,310	(94)
Goldman Sachs International	3/26/19	USD	2,928	AUD	4,089	(46)
Morgan Stanley Capital Services LLC	3/12/19	USD	1,690	JPY	190,140	(61)
						1,241

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At January 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $534,000 and cash of $1,130,000 in connection with open forward currency contracts.

After January 31, 2019, a counterparty posted additional collateral of $585,000 in connection with open forward currency contracts as of January 31, 2019.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined

International Explorer Fund

with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any

International Explorer Fund

difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	51,116	3,192,859	—
Temporary Cash Investments	156,126	32,550	—
Futures Contracts—Assets[1]	359	—	—
Futures Contracts—Liabilities[1]	(23)	—	—
Forward Currency Contracts—Assets	—	3,460	—
Forward Currency Contracts—Liabilities	—	(2,219)	—

International Explorer Fund

Total	207,578	3,226,650	—

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $6,977,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard FTSE All World ex-US Small-Cap ETF	25,105	—	6,116	(16)	(334)	382	—	18,639
Vanguard Market Liquidity	270,069	NA1	NA1	5	(3)	581	—	156,126
Total	295,174			(11)	(337)	963	—	174,765
1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (97.3%)1
Communication Services (3.1%)
*	IAC/InterActiveCorp	225,540	47,652
*	Take-Two Interactive Software Inc.	311,429	32,871
*	Yelp Inc. Class A	453,780	16,527
*	Live Nation Entertainment Inc.	284,770	15,238
	Activision Blizzard Inc.	206,382	9,749
*	Electronic Arts Inc.	102,013	9,410
			131,447
Consumer Discretionary (16.1%)
*	O’Reilly Automotive Inc.	214,199	73,826
*	Ulta Beauty Inc.	187,780	54,817
*	Burlington Stores Inc.	292,952	50,303
	Dollar General Corp.	383,291	44,243
*	Eldorado Resorts Inc.	881,341	41,088
	Vail Resorts Inc.	193,291	36,389
	Hilton Worldwide Holdings Inc.	444,590	33,113
	Yum! Brands Inc.	347,196	32,630
	Ferrari NV	211,830	26,754
*	Chipotle Mexican Grill Inc. Class A	48,000	25,421
*	Under Armour Inc.	1,278,340	24,212
	Aramark	724,767	23,881
*	Bright Horizons Family Solutions Inc.	189,396	21,930
	Ross Stores Inc.	237,301	21,860
*	LKQ Corp.	799,175	20,954
	Hasbro Inc.	229,070	20,745
	Advance Auto Parts Inc.	127,062	20,228
	Tiffany & Co.	216,980	19,253
	Domino’s Pizza Inc.	58,352	16,556
	Brunswick Corp.	317,583	15,981
*	Under Armour Inc. Class A	607,833	12,606
	Tractor Supply Co.	111,970	9,562
*	Floor & Decor Holdings Inc. Class A	277,311	9,509
	Expedia Group Inc.	68,703	8,193
*	Carvana Co. Class A	208,773	7,756
*	Wayfair Inc.	39,157	4,286
			676,096
Consumer Staples (1.9%)
*	Post Holdings Inc.	429,450	39,861
	Keurig Dr Pepper Inc.	1,411,270	38,415
			78,276
Energy (1.0%)
*	Concho Resources Inc.	195,277	23,402
	Diamondback Energy Inc.	175,781	18,127
			41,529
Financials (6.1%)
	Aon plc	235,990	36,869
	Kemper Corp.	417,350	31,376
	Progressive Corp.	438,030	29,475

	LPL Financial Holdings Inc.	401,420	28,248
	Webster Financial Corp.	437,359	23,565
	Raymond James Financial Inc.	286,640	23,075
	Nasdaq Inc.	257,844	22,701
	Evercore Inc. Class A	224,901	20,117
*	SVB Financial Group	66,950	15,625
	Moody’s Corp.	84,493	13,393
	First Republic Bank	56,141	5,425
	MarketAxess Holdings Inc.	16,032	3,443
			253,312
Health Care (18.0%)
	Cooper Cos. Inc.	273,878	76,346
*	WellCare Health Plans Inc.	226,300	62,567
*	Exact Sciences Corp.	640,885	57,731
*	Edwards Lifesciences Corp.	324,457	55,294
*	Align Technology Inc.	136,950	34,094
*	ABIOMED Inc.	91,246	32,034
*	Bluebird Bio Inc.	233,000	31,089
*	BioMarin Pharmaceutical Inc.	313,300	30,757
*	Sage Therapeutics Inc.	210,774	30,054
*	DexCom Inc.	212,030	29,903
*	Seattle Genetics Inc.	383,738	29,329
*	Illumina Inc.	96,765	27,074
	STERIS plc	235,098	26,815
*	PRA Health Sciences Inc.	244,978	25,960
*	Intuitive Surgical Inc.	46,897	24,557
*	Neurocrine Biosciences Inc.	274,212	24,191
*	QIAGEN NV	591,429	21,901
	Teleflex Inc.	79,867	21,844
*	Waters Corp.	89,308	20,650
*	Incyte Corp.	214,557	17,291
*	BeiGene Ltd. ADR	130,430	16,888
*	Merit Medical Systems Inc.	202,454	11,445
*	Insulet Corp.	138,905	11,278
*	IDEXX Laboratories Inc.	52,343	11,137
*	Exelixis Inc.	459,905	10,840
*	Centene Corp.	47,614	6,217
*	Nektar Therapeutics Class A	112,355	4,757
*	Penumbra Inc.	14,958	2,176
			754,219
Industrials (12.5%)
	Hexcel Corp.	627,037	42,457
	Waste Connections Inc.	499,388	41,729
	Rockwell Automation Inc.	213,560	36,203
	TransUnion	584,481	35,548
*	Teledyne Technologies Inc.	151,580	33,987
*	Clean Harbors Inc.	573,770	33,973
	Cintas Corp.	176,095	33,020
	Roper Technologies Inc.	113,345	32,106
	Parker-Hannifin Corp.	176,080	29,020
	KAR Auction Services Inc.	542,580	28,220
*	Verisk Analytics Inc. Class A	215,610	25,315
	HEICO Corp. Class A	322,660	22,596
	KBR Inc.	1,249,015	21,483
	BWX Technologies Inc.	398,243	18,486
*	HD Supply Holdings Inc.	391,305	16,411

	Knight-Swift Transportation Holdings Inc.	509,927	16,190
*	JetBlue Airways Corp.	856,756	15,413
*	Beacon Roofing Supply Inc.	338,934	12,313
*	IHS Markit Ltd.	188,810	9,803
	AO Smith Corp.	197,517	9,453
*	Spirit Airlines Inc.	152,190	8,952
			522,678
Information Technology (33.1%)
*	ServiceNow Inc.	422,040	92,857
	Global Payments Inc.	730,264	81,994
*	Euronet Worldwide Inc.	595,391	68,476
	Marvell Technology Group Ltd.	3,504,367	64,936
*	Nutanix Inc.	1,254,732	64,280
	SS&C Technologies Holdings Inc.	1,171,721	60,332
*	WEX Inc.	357,606	57,693
	Xilinx Inc.	500,821	56,062
*	Black Knight Inc.	1,011,798	49,770
*	Worldpay Inc. Class A	584,682	48,809
	Lam Research Corp.	255,451	43,319
*	Zendesk Inc.	595,890	40,240
	Total System Services Inc.	419,180	37,563
*	Dropbox Inc. Class A	1,441,502	35,620
*	Ultimate Software Group Inc.	124,170	33,907
*	Twilio Inc. Class A	303,500	33,786
*	Wix.com Ltd.	297,650	32,548
	Monolithic Power Systems Inc.	237,887	30,107
*	RingCentral Inc. Class A	325,100	30,052
*	Workday Inc. Class A	162,378	29,477
^	Microchip Technology Inc.	344,966	27,725
*	Splunk Inc.	221,500	27,652
	DXC Technology Co.	413,168	26,492
*	GoDaddy Inc. Class A	353,869	24,286
*	Proofpoint Inc.	219,920	22,403
*	InterXion Holding NV	363,981	21,853
*	Advanced Micro Devices Inc.	877,671	21,424
*	Autodesk Inc.	144,708	21,301
*	Okta Inc.	253,380	20,886
*	Fair Isaac Corp.	89,380	20,128
*	Semtech Corp.	387,254	18,805
*	Trimble Inc.	494,580	18,626
*	Guidewire Software Inc.	208,448	18,068
	Amphenol Corp. Class A	194,785	17,126
*	Gartner Inc.	120,264	16,343
	Maxim Integrated Products Inc.	253,730	13,770
*	2U Inc.	229,614	13,054
*	Tableau Software Inc. Class A	96,387	12,322
	Universal Display Corp.	98,479	10,225
*	Palo Alto Networks Inc.	45,686	9,814
	CDW Corp.	94,388	7,860
*	Flex Ltd.	626,163	6,024
			1,388,015
Materials (4.7%)
*	Allegheny Technologies Inc.	1,873,378	51,312
	Ball Corp.	823,804	43,069
	FMC Corp.	451,733	36,048
	Sherwin-Williams Co.	67,620	28,503

	Vulcan Materials Co.	157,914	16,052
	Celanese Corp. Class A	124,190	11,892
*	Berry Global Group Inc.	237,870	11,715
			198,591
Real Estate (0.8%)
*	SBA Communications Corp. Class A	182,454	33,303

Total Common Stocks (Cost $3,581,379)			4,077,466

		Coupon
Temporary Cash Investments (3.0%)1
Money Market Fund (2.8%)
2,3	Vanguard Market Liquidity Fund	2.572%		1,156,993	115,699

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill	2.302%	2/28/19	3,000	2,995
	United States Treasury Bill	2.439%	4/11/19	2,000	1,991
4	United States Treasury Bill	2.458%	4/18/19	1,500	1,493
4	United States Treasury Bill	2.479%	5/9/19	2,000	1,987
					8,466
Total Temporary Cash Investments (Cost $124,116)					124,165
Total Investments (100.3%) (Cost $3,705,495)					4,201,631
Other Assets and Liabilities-Net (-0.3%)3					(10,691)
Net Assets (100%)					4,190,940

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,171,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.1% and 1.2%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $4,308,000 of collateral received for securities on loan.

4     Securities with a value of $3,434,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	557	75,320	2,885

Mid-Cap Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	4,077,466	—	—
Temporary Cash Investments	115,699	8,466	—
Futures Contracts—Assets[1]	613	—	—
Total	4,193,778	8,466	—

1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Fund

D. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	158,747	NA1	NA1	—	(7)	845	—	115,699
Vanguard Mid-Cap Growth ETF	12,898	—	12,158	3,412	(4,152)	—	—	—
Total	171,645			3,412	(4,159)	845	—	115,699

1      Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Selected Value Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (97.5%)[1]
Communication Services (2.8%)
^	Meredith Corp.	1,754,994	95,243
	Omnicom Group Inc.	783,303	61,004
	Interpublic Group of Cos. Inc.	2,165,722	49,270
	News Corp. Class A	2,158,265	27,691
			233,208
Consumer Discretionary (14.4%)
	Royal Caribbean Cruises Ltd.	1,253,124	150,438
	Dollar General Corp.	1,255,021	144,867
	Advance Auto Parts Inc.	865,101	137,724
*	Norwegian Cruise Line Holdings Ltd.	2,524,141	129,817
	MGM Resorts International	3,210,535	94,518
	Aramark	2,800,329	92,271
	Wyndham Hotels & Resorts Inc.	1,832,777	89,971
*	Taylor Morrison Home Corp. Class A	3,989,443	75,400
	Whirlpool Corp.	551,878	73,405
	Lennar Corp. Class A	1,183,473	56,120
	Lear Corp.	322,485	49,640
	Newell Brands Inc.	1,799,427	38,166
	Hanesbrands Inc.	1,767,571	26,496
	Gildan Activewear Inc. Class A	632,461	21,428
	Foot Locker Inc.	233,050	13,025
	Toll Brothers Inc.	98,920	3,654
			1,196,940
Consumer Staples (1.1%)
	Coca-Cola European Partners plc	1,481,337	70,482
	Kellogg Co.	337,425	19,911
			90,393
Energy (7.1%)
^	Vermilion Energy Inc.	5,420,806	133,081
	Hess Corp.	2,141,021	115,615
*	Parsley Energy Inc. Class A	4,053,901	75,322
	Golar LNG Ltd.	3,210,557	71,499
	National Oilwell Varco Inc.	1,322,770	38,995
	TechnipFMC plc	1,648,322	37,845
	Halliburton Co.	978,027	30,671
	Cenovus Energy Inc.	3,219,653	25,081
^,*	Chesapeake Energy Corp.	6,599,762	18,809
*	Rowan Cos. plc Class A	996,725	12,150
	Murphy Oil Corp.	352,996	9,654
*	Noble Corp. plc	2,506,000	8,270
	Nabors Industries Ltd.	1,741,181	5,154
*	WPX Energy Inc.	400,879	4,915
*	Superior Energy Services Inc.	1,120,132	4,380
			591,441
Financials (23.5%)
	Axis Capital Holdings Ltd.	3,411,717	182,697
	Willis Towers Watson plc	1,117,073	181,848

	Unum Group	4,048,194	140,715
	KeyCorp	8,375,633	137,947
	New York Community Bancorp Inc.	10,876,329	126,383
	FNB Corp.	9,641,102	112,319
	CNA Financial Corp.	2,066,402	94,765
	Jefferies Financial Group Inc.	4,386,809	91,290
	Fidelity National Financial Inc.	2,351,483	85,030
	Everest Re Group Ltd.	351,462	76,988
	Navient Corp.	6,187,969	70,543
	Voya Financial Inc.	1,418,125	65,844
	Regions Financial Corp.	4,105,725	62,284
	KKR & Co. Inc. Class A	2,750,798	61,755
	Element Fleet Management Corp.	10,114,500	54,500
*	SLM Corp.	4,703,029	50,369
	Valley National Bancorp	4,837,103	48,903
	Fifth Third Bancorp	1,435,850	38,510
	Aspen Insurance Holdings Ltd.	801,222	33,435
	AXA Equitable Holdings Inc.	1,669,563	30,954
	Webster Financial Corp.	528,766	28,490
	Invesco Ltd.	1,501,950	27,366
	Torchmark Corp.	279,434	23,405
	Hanover Insurance Group Inc.	198,464	22,633
	Allstate Corp.	251,853	22,130
	Hartford Financial Services Group Inc.	424,208	19,904
	Legg Mason Inc.	639,775	19,065
	Franklin Resources Inc.	587,849	17,406
	MFA Financial Inc.	2,274,657	16,673
	Comerica Inc.	121,055	9,532
			1,953,683
Health Care (3.7%)
*	Cigna Corp.	702,074	140,281
	Cardinal Health Inc.	1,089,555	54,445
*	Mylan NV	1,810,193	54,215
*	MEDNAX Inc.	1,150,225	41,535
	McKesson Corp.	122,713	15,738
			306,214
Industrials (19.7%)
*	Air France-KLM ADR	15,446,816	194,475
*	AerCap Holdings NV	4,109,788	194,229
	Stanley Black & Decker Inc.	1,238,540	156,601
	Spirit AeroSystems Holdings Inc. Class A	1,585,638	132,242
*	JetBlue Airways Corp.	6,704,707	120,618
	Johnson Controls International plc	3,037,219	102,567
	Owens Corning	1,853,224	97,090
	Ryder System Inc.	1,595,075	92,371
	Nielsen Holdings plc	2,721,525	69,889
^	Wabtec Corp.	892,156	61,702
	Carlisle Cos. Inc.	510,391	54,984
*	JELD-WEN Holding Inc.	2,926,689	52,212
	BWX Technologies Inc.	990,820	45,994
	KBR Inc.	2,420,605	41,634
*	AECOM	1,328,216	40,657
	Actuant Corp. Class A	1,717,514	39,314
	Terex Corp.	1,176,904	36,143
	Snap-on Inc.	214,256	35,564
	Dover Corp.	400,127	35,143

*	Avis Budget Group Inc.	1,159,232	30,882
			1,634,311
Information Technology (9.4%)
*	Micron Technology Inc.	5,000,000	191,100
^	Microchip Technology Inc.	1,440,113	115,742
	Total System Services Inc.	1,167,716	104,639
	Marvell Technology Group Ltd.	4,473,210	82,889
	Avnet Inc.	1,478,844	60,928
	Hewlett Packard Enterprise Co.	3,220,553	50,208
*	Anixter International Inc.	794,655	48,244
	Genpact Ltd.	1,016,327	30,317
*	Arrow Electronics Inc.	304,204	23,104
*	Celestica Inc.	2,081,919	20,674
*	Flex Ltd.	1,991,393	19,157
	Jabil Inc.	711,890	18,972
	Juniper Networks Inc.	706,087	18,316
			784,290
Materials (4.9%)
*	Kinross Gold Corp.	36,287,322	121,925
*	Axalta Coating Systems Ltd.	4,391,861	112,520
	Gold Fields Ltd. ADR	19,946,600	81,781
*	IAMGOLD Corp.	13,311,507	50,051
	Yamana Gold Inc.	9,223,219	26,102
*	Leagold Mining Corp.	6,787,563	11,365
			403,744
Other (0.0%)
*	Leagold Mining Corp Warrants Exp. 5/29/2020	2,944,713	—

Real Estate (6.3%)
2	MGM Growth Properties LLC Class A	4,946,310	153,336
	Liberty Property Trust	3,055,923	144,056
	HCP Inc.	3,524,025	111,148
	GEO Group Inc.	3,283,525	74,043
^	Realogy Holdings Corp.	1,286,639	22,838
	Hospitality Properties Trust	583,800	15,564
			520,985
Utilities (4.6%)
	Xcel Energy Inc.	2,854,826	149,479
	Pinnacle West Capital Corp.	1,526,420	134,508
	Edison International	1,084,661	61,793
	Avangrid Inc.	827,790	41,282
			387,062
Total Common Stocks (Cost $6,973,356)			8,102,271

		Coupon
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.6%)
3,4	Vanguard Market Liquidity Fund	2.572%		4,632,224	463,222

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.280%	2/7/19	300,000	300
5	United States Treasury Bill	2.313%	2/28/19	3,000,000	2,995

5	United States Treasury Bill	2.423%	4/11/19	5,000,000	4,977
8,272
Total Temporary Cash Investments (Cost $471,482)	471,494
Total Investments (103.2%) (Cost $7,444,838)	8,573,765
Other Assets and Liabilities-Net (-3.2%)[4]	(267,848)
Net Assets (100%)	8,305,917

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,917,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.0% and 4.2%, respectively, of net assets.

2	Considered an affiliated compay of the fund as the fund owns more than 5% of the outstanding voting securities of such a company.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $264,719,000 of collateral received for securities on loan.
5	Securities with a value of $5,726,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	878	118,728	5,759

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the

Selected Value Fund

value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	8,102,271	—	—
Temporary Cash Investments	463,222	8,272	—
Futures Contracts—Assets[1]	966	—	—
Total	8,566,459	8,272	—

1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Selected Value Fund

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
MGM Growth Properties LLC Class A	160,151	—	19,603	(865)	13,653	2,213	—	153,336
Vanguard Market Liquidity Fund	448,224	NA1	NA1	18	(4)	1,761	—	463,222
Total	608,375			(847)	13,649	3,974	—	616,558

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (99.8%)1
Basic Materials (3.7%)
DowDuPont Inc.	7,026,642	378,104
Linde plc	1,689,247	275,364
Air Products & Chemicals Inc.	670,857	110,282
LyondellBasell Industries NV Class A	961,260	83,601
International Paper Co.	1,250,475	59,310
Nucor Corp.	960,070	58,795
CF Industries Holdings Inc.	705,155	30,780
RPM International Inc.	401,599	22,955
Reliance Steel & Aluminum Co.	208,919	17,106
Olin Corp.	510,098	12,043
Scotts Miracle-Gro Co.	122,714	9,124
Domtar Corp.	191,058	8,961
Commercial Metals Co.	352,746	6,155
Compass Minerals International Inc.	103,668	5,417
Schweitzer-Mauduit International Inc.	94,000	3,014
Schnitzer Steel Industries Inc.	80,948	1,959
Innophos Holdings Inc.	58,029	1,735
PH Glatfelter Co.	132,987	1,699
^ Nexa Resources SA	106,744	946
§,* Ferroglobe R&W Trust	166,085	—
		1,087,350
Consumer Goods (13.3%)
Procter & Gamble Co.	7,625,749	735,656
Coca-Cola Co.	11,710,683	563,635
PepsiCo Inc.	4,336,828	488,630
Philip Morris International Inc.	4,755,417	364,836
Altria Group Inc.	5,796,186	286,042
Colgate-Palmolive Co.	2,608,487	168,717
General Motors Co.	4,008,262	156,402
Kimberly-Clark Corp.	1,066,056	118,737
Ford Motor Co.	11,943,710	105,105
Kraft Heinz Co.	1,843,917	88,619
VF Corp.	989,274	83,267
General Mills Inc.	1,813,462	80,590
Archer-Daniels-Midland Co.	1,707,913	76,685
Clorox Co.	392,580	58,251
Hershey Co.	429,290	45,548
Kellogg Co.	759,686	44,829
Genuine Parts Co.	437,370	43,658
Molson Coors Brewing Co. Class B	530,491	35,336
JM Smucker Co.	336,189	35,260
Tapestry Inc.	881,358	34,117
Hasbro Inc.	354,553	32,108
Conagra Brands Inc.	1,473,450	31,885
Newell Brands Inc.	1,325,543	28,115
Coca-Cola European Partners plc	558,557	26,576
Whirlpool Corp.	191,065	25,414
Garmin Ltd.	348,018	24,076

	Bunge Ltd.	430,639	23,715
*	Campbell Soup Co.	542,315	19,214
	Harley-Davidson Inc.	497,629	18,343
	Hanesbrands Inc.	1,095,515	16,422
	Leggett & Platt Inc.	400,017	16,385
	Polaris Industries Inc.	179,340	15,043
	Coty Inc. Class A	1,423,319	11,045
	Nu Skin Enterprises Inc. Class A	167,672	11,008
	Flowers Foods Inc.	548,304	10,780
	B&G Foods Inc.	200,296	5,340
	HNI Corp.	132,633	5,155
	MDC Holdings Inc.	137,716	4,535
	Universal Corp.	75,610	4,363
	Steelcase Inc. Class A	257,992	4,257
	Tupperware Brands Corp.	148,597	4,052
	Nutrisystem Inc.	89,758	3,896
	Vector Group Ltd.	308,767	3,396
	Knoll Inc.	148,711	2,998
	Sturm Ruger & Co. Inc.	51,452	2,803
	National Presto Industries Inc.	14,902	1,783
	Ethan Allen Interiors Inc.	72,714	1,380
	Dean Foods Co.	277,417	1,157
			3,969,164
Consumer Services (9.4%)
	Comcast Corp. Class A	13,986,573	511,489
	McDonald’s Corp.	2,377,449	425,040
	Walmart Inc.	4,367,584	418,546
	CVS Health Corp.	3,931,083	257,682
	Walgreens Boots Alliance Inc.	2,478,394	179,089
	Target Corp.	1,612,337	117,701
	Delta Air Lines Inc.	1,953,365	96,555
	Sysco Corp.	1,456,814	93,018
	Carnival Corp.	1,223,417	70,444
	Las Vegas Sands Corp.	1,093,080	63,792
	Omnicom Group Inc.	680,304	52,982
	Best Buy Co. Inc.	719,947	42,650
	Darden Restaurants Inc.	378,944	39,763
	Kohl’s Corp.	510,918	35,095
	Viacom Inc. Class B	1,079,286	31,753
	Nielsen Holdings plc	1,090,149	27,995
	Interpublic Group of Cos. Inc.	1,174,501	26,720
	Macy’s Inc.	935,930	24,615
	KAR Auction Services Inc.	411,176	21,385
	L Brands Inc.	700,175	19,493
	Gap Inc.	660,898	16,813
	Nordstrom Inc.	360,046	16,710
	H&R Block Inc.	627,615	14,805
	Wyndham Hotels & Resorts Inc.	298,577	14,657
	Six Flags Entertainment Corp.	220,158	13,560
	Cinemark Holdings Inc.	326,632	13,366
	Williams-Sonoma Inc.	244,505	13,308
	Wyndham Destinations Inc.	292,436	12,323
	Tribune Media Co. Class A	267,446	12,278
	American Eagle Outfitters Inc.	490,143	10,352
	Extended Stay America Inc.	578,818	9,898
	Cracker Barrel Old Country Store Inc.	58,563	9,796
	TEGNA Inc.	659,596	7,744

	John Wiley & Sons Inc. Class A	135,739	7,029
	Meredith Corp.	119,985	6,512
	Sinclair Broadcast Group Inc. Class A	205,705	6,338
	Bed Bath & Beyond Inc.	408,904	6,170
	DSW Inc. Class A	208,858	5,691
	Penske Automotive Group Inc.	108,469	5,085
	International Game Technology plc	302,203	4,944
	Office Depot Inc.	1,656,779	4,887
	Brinker International Inc.	117,815	4,774
	Abercrombie & Fitch Co.	203,406	4,408
	Dine Brands Global Inc.	50,663	3,864
	Big Lots Inc.	122,147	3,852
	Signet Jewelers Ltd.	157,985	3,848
	Gannett Co. Inc.	344,478	3,820
	GameStop Corp. Class A	304,822	3,457
	Guess? Inc.	175,062	3,415
	New Media Investment Group Inc.	180,017	2,461
	Copa Holdings SA Class A	23,913	2,268
	SpartanNash Co.	109,065	2,263
	Chico’s FAS Inc.	378,091	2,193
	Tailored Brands Inc.	151,151	1,909
	National CineMedia Inc.	234,830	1,623
^	Buckle Inc.	87,545	1,521
	Weis Markets Inc.	29,555	1,434
	Speedway Motorsports Inc.	33,499	541
			2,815,724
Financials (15.3%)
	JPMorgan Chase & Co.	10,131,002	1,048,559
	Wells Fargo & Co.	12,989,424	635,313
	US Bancorp	4,630,931	236,918
	CME Group Inc.	1,082,414	197,302
	Chubb Ltd.	1,403,345	186,715
	PNC Financial Services Group Inc.	1,420,185	174,214
	BlackRock Inc.	371,157	154,060
	MetLife Inc.	2,585,700	118,089
	American International Group Inc.	2,722,434	117,691
	Prudential Financial Inc.	1,263,291	116,400
	BB&T Corp.	2,355,102	114,929
	Aflac Inc.	2,338,135	111,529
	Travelers Cos. Inc.	809,403	101,612
	SunTrust Banks Inc.	1,373,099	81,590
	T. Rowe Price Group Inc.	721,842	67,463
	Ameriprise Financial Inc.	425,834	53,911
	Fifth Third Bancorp	2,005,129	53,778
	KeyCorp	3,149,356	51,870
	Citizens Financial Group Inc.	1,430,519	48,523
	Regions Financial Corp.	3,158,880	47,920
	Principal Financial Group Inc.	854,688	42,794
	Huntington Bancshares Inc.	3,225,200	42,702
	Arthur J Gallagher & Co.	551,681	41,216
	Cincinnati Financial Corp.	469,522	38,088
	Fidelity National Financial Inc.	807,220	29,189
	Franklin Resources Inc.	920,362	27,252
	Western Union Co.	1,367,896	24,964
	Invesco Ltd.	1,239,857	22,590
	Unum Group	633,688	22,027
	American Financial Group Inc.	219,245	20,914

	People’s United Financial Inc.	1,130,063	18,510
	Old Republic International Corp.	864,301	17,416
	Cullen/Frost Bankers Inc.	174,779	17,002
	New York Community Bancorp Inc.	1,455,536	16,913
	First American Financial Corp.	331,419	16,597
	Popular Inc.	302,203	16,503
	First Horizon National Corp.	990,058	14,534
	PacWest Bancorp	375,314	14,483
	Lazard Ltd. Class A	355,007	14,126
	Axis Capital Holdings Ltd.	251,023	13,442
	Eaton Vance Corp.	347,661	13,392
	Janus Henderson Group plc	609,056	13,296
	Umpqua Holdings Corp.	670,446	11,853
	FNB Corp.	985,033	11,476
	Glacier Bancorp Inc.	258,196	10,891
*	United Bankshares Inc.	303,210	10,725
	Hancock Whitney Corp.	258,894	10,635
	BankUnited Inc.	309,052	10,449
	Valley National Bancorp	981,079	9,919
	Bank of Hawaii Corp.	126,509	9,783
	Chemical Financial Corp.	217,237	9,658
	First Hawaiian Inc.	373,660	9,614
	Community Bank System Inc.	153,090	9,178
	Navient Corp.	800,477	9,125
	Investors Bancorp Inc.	733,660	8,907
	Cathay General Bancorp	233,388	8,663
	Fulton Financial Corp.	527,047	8,459
	Columbia Banking System Inc.	222,416	8,174
	RLI Corp.	119,434	7,884
	Legg Mason Inc.	258,674	7,708
	Federated Investors Inc. Class B	294,315	7,690
	First Financial Bancorp	290,564	7,651
	Kennedy-Wilson Holdings Inc.	381,442	7,625
	CVB Financial Corp.	343,406	7,524
	Old National Bancorp	458,205	7,395
	ProAssurance Corp.	161,488	6,889
	WesBanco Inc.	158,340	6,430
	Trustmark Corp.	201,781	6,362
	Moelis & Co. Class A	135,686	5,936
	Bank of NT Butterfield & Son Ltd.	165,678	5,807
	Hope Bancorp Inc.	386,798	5,535
	Horace Mann Educators Corp.	125,655	5,234
	Northwest Bancshares Inc.	293,149	5,171
	BGC Partners Inc. Class A	835,204	5,170
	Capitol Federal Financial Inc.	388,015	4,994
	Westamerica Bancorporation	77,591	4,862
	HFF Inc. Class A	114,317	4,735
	Provident Financial Services Inc.	186,800	4,616
	NBT Bancorp Inc.	128,831	4,589
	Mercury General Corp.	83,909	4,338
	First Commonwealth Financial Corp.	300,728	4,090
	Waddell & Reed Financial Inc. Class A	236,890	4,056
	S&T Bancorp Inc.	104,603	4,019
	CNA Financial Corp.	86,109	3,949
	Safety Insurance Group Inc.	44,625	3,673
	Brookline Bancorp Inc.	238,610	3,548
	City Holding Co.	47,781	3,425

Sandy Spring Bancorp Inc.	104,633	3,412
Artisan Partners Asset Management Inc. Class A	146,291	3,411
Clearway Energy Inc.	224,701	3,391
American National Insurance Co.	22,608	3,147
BrightSphere Investment Group plc	242,231	2,996
Boston Private Financial Holdings Inc.	253,307	2,938
Cohen & Steers Inc.	67,906	2,555
TFS Financial Corp.	149,269	2,435
Washington Trust Bancorp Inc.	46,129	2,401
TrustCo Bank Corp. NY	279,708	2,171
FBL Financial Group Inc. Class A	30,321	2,129
Oritani Financial Corp.	120,505	2,032
Dime Community Bancshares Inc.	97,088	1,915
Community Trust Bancorp Inc.	46,575	1,891
Flushing Financial Corp.	82,353	1,827
Clearway Energy Inc. Class A	105,164	1,546
First Financial Corp.	36,005	1,493
Republic Bancorp Inc. Class A	29,433	1,227
Maiden Holdings Ltd.	186,738	241
		4,577,908
Health Care (13.7%)
Johnson & Johnson	8,219,314	1,093,826
Pfizer Inc.	17,762,403	754,014
Merck & Co. Inc.	7,967,894	593,050
AbbVie Inc.	4,639,003	372,466
Amgen Inc.	1,951,425	365,131
Eli Lilly & Co.	2,878,303	344,994
Gilead Sciences Inc.	3,962,137	277,389
Bristol-Myers Squibb Co.	5,006,446	247,168
Cardinal Health Inc.	910,869	45,516
Patterson Cos. Inc.	249,331	5,558
Meridian Bioscience Inc.	126,636	2,076
Owens & Minor Inc.	188,396	1,426
		4,102,614
Industrials (11.8%)
Boeing Co.	1,639,248	632,127
3M Co.	1,744,668	349,457
General Electric Co.	26,388,367	268,106
Caterpillar Inc.	1,753,689	233,521
United Parcel Service Inc. Class B	2,114,002	222,816
Lockheed Martin Corp.	759,399	219,990
Automatic Data Processing Inc.	1,347,986	188,502
* Norfolk Southern Corp.	833,004	139,728
Illinois Tool Works Inc.	1,015,682	139,463
Emerson Electric Co.	1,920,180	125,714
Waste Management Inc.	1,304,059	124,759
Eaton Corp. plc	1,337,092	101,953
Johnson Controls International plc	2,827,255	95,476
Paychex Inc.	981,363	69,481
PACCAR Inc.	1,049,653	68,773
Cummins Inc.	455,211	66,966
Fastenal Co.	878,688	53,125
Republic Services Inc. Class A	665,236	51,030
CH Robinson Worldwide Inc.	417,373	36,215
Westrock Co.	767,889	31,261
Snap-on Inc.	171,516	28,470

	Packaging Corp. of America	285,801	26,957
	Hubbell Inc. Class B	167,082	18,267
	Xerox Corp.	638,197	18,004
	Sonoco Products Co.	300,374	17,296
	MDU Resources Group Inc.	592,948	15,245
	National Instruments Corp.	337,586	14,928
	Watsco Inc.	97,327	14,354
	Bemis Co. Inc.	276,317	13,495
	MSC Industrial Direct Co. Inc. Class A	136,884	11,428
	Macquarie Infrastructure Corp.	242,987	10,490
	Kennametal Inc.	247,815	9,313
	Ryder System Inc.	158,528	9,180
	Timken Co.	209,480	8,922
	GATX Corp.	114,324	8,652
	ABM Industries Inc.	201,302	6,883
	Brady Corp. Class A	144,864	6,477
	Otter Tail Corp.	119,182	5,774
	Covanta Holding Corp.	358,180	5,767
	Triton International Ltd.	157,040	5,646
	Mobile Mini Inc.	135,571	5,123
	ManTech International Corp. Class A	80,617	4,544
	Greenbrier Cos. Inc.	96,369	4,087
	McGrath RentCorp	73,279	3,693
	Aircastle Ltd.	163,423	3,406
	Ship Finance International Ltd.	248,325	3,020
	Greif Inc. Class A	77,108	3,007
^	Seaspan Corp. Class A	279,745	2,602
	H&E Equipment Services Inc.	97,168	2,601
	AVX Corp.	140,874	2,501
	GasLog Ltd.	123,899	2,222
	Myers Industries Inc.	105,337	1,713
	Briggs & Stratton Corp.	125,460	1,616
	LSC Communications Inc.	98,901	784
^	Teekay Corp.	201,268	706
			3,515,636
Oil & Gas (9.1%)
	Exxon Mobil Corp.	12,970,222	950,458
	Chevron Corp.	5,831,529	668,585
	Schlumberger Ltd.	4,242,852	187,577
	Occidental Petroleum Corp.	2,312,232	154,411
	Marathon Petroleum Corp.	2,051,124	135,908
	Phillips 66	1,273,559	121,510
	Valero Energy Corp.	1,296,953	113,898
	Kinder Morgan Inc.	5,803,702	105,047
	Williams Cos. Inc.	3,717,896	100,123
	ONEOK Inc.	1,253,347	80,477
	Targa Resources Corp.	691,035	29,721
	OGE Energy Corp.	609,313	24,951
	Helmerich & Payne Inc.	324,257	18,155
	Murphy Oil Corp.	501,168	13,707
	PBF Energy Inc. Class A	364,052	13,332
	SemGroup Corp. Class A	240,566	3,854
	Archrock Inc.	389,322	3,675
	Nabors Industries Ltd.	1,057,133	3,129
	CVR Energy Inc.	55,359	2,223
			2,730,741

Other (0.0%)
§,* A Schulman Inc. CVR	77,422	148

Technology (10.7%)
Intel Corp.	13,988,124	659,120
Cisco Systems Inc.	13,883,030	656,529
International Business Machines Corp.	2,812,434	378,047
Broadcom Inc.	1,260,658	338,172
Texas Instruments Inc.	2,942,472	296,248
QUALCOMM Inc.	3,710,686	183,753
Analog Devices Inc.	1,129,842	111,696
HP Inc.	4,845,790	106,753
Xilinx Inc.	778,899	87,190
Corning Inc.	2,410,174	80,162
Hewlett Packard Enterprise Co.	4,500,427	70,162
KLA-Tencor Corp.	468,351	49,912
Maxim Integrated Products Inc.	850,403	46,151
Western Digital Corp.	886,818	39,898
Seagate Technology plc	872,279	38,625
Juniper Networks Inc.	1,043,209	27,061
Cypress Semiconductor Corp.	1,095,316	15,192
Cogent Communications Holdings Inc.	127,102	6,158
Pitney Bowes Inc.	572,301	4,126
TiVo Corp.	367,295	4,088
NIC Inc.	197,489	3,239
Xperi Corp.	149,330	3,200
ADTRAN Inc.	148,230	2,161
		3,207,643
Telecommunications (4.8%)
Verizon Communications Inc.	12,664,578	697,312
AT&T Inc.	22,254,081	668,958
CenturyLink Inc.	2,922,360	44,770
Telephone & Data Systems Inc.	302,403	10,953
Consolidated Communications Holdings Inc.	210,007	2,243
* Frontier Communications Corp.	4	—
		1,424,236
Utilities (8.0%)
NextEra Energy Inc.	1,461,488	261,577
Duke Energy Corp.	2,182,788	191,605
Dominion Energy Inc.	2,322,322	163,120
Southern Co.	3,151,761	153,176
Exelon Corp.	2,952,476	141,010
American Electric Power Co. Inc.	1,509,609	119,440
Sempra Energy	837,189	97,934
Public Service Enterprise Group Inc.	1,543,134	84,178
Xcel Energy Inc.	1,556,186	81,482
Consolidated Edison Inc.	952,160	73,935
WEC Energy Group Inc.	966,016	70,548
PPL Corp.	2,206,819	69,118
Eversource Energy	968,109	67,196
DTE Energy Co.	552,889	65,103
FirstEnergy Corp.	1,486,697	58,279
Edison International	971,659	55,355
Ameren Corp.	744,188	51,602
Entergy Corp.	552,543	49,281
CenterPoint Energy Inc.	1,532,334	47,380

	Evergy Inc.			804,208	46,097
	CMS Energy Corp.			860,457	44,864
	AES Corp.			2,021,316	33,129
	Atmos Energy Corp.			333,532	32,563
	Alliant Energy Corp.			722,478	32,129
	NiSource Inc.			1,107,856	30,222
	UGI Corp.			528,384	30,134
	Pinnacle West Capital Corp.			341,034	30,052
	Aqua America Inc.			543,609	19,054
	IDACORP Inc.			152,965	14,914
	National Fuel Gas Co.			247,705	14,194
	Portland General Electric Co.			271,947	13,140
	ONE Gas Inc.			159,715	13,121
	New Jersey Resources Corp.			264,494	12,828
	Hawaiian Electric Industries Inc.			330,571	12,294
	ALLETE Inc.			156,672	12,054
	Spire Inc.			149,508	11,866
	Southwest Gas Holdings Inc.			149,577	11,715
	Black Hills Corp.			162,760	11,050
	PNM Resources Inc.			241,687	10,293
	NorthWestern Corp.			153,699	9,823
	Avangrid Inc.			171,780	8,567
	Avista Corp.			199,526	8,350
	South Jersey Industries Inc.			262,136	7,806
	El Paso Electric Co.			123,297	6,476
	Pattern Energy Group Inc. Class A			274,932	5,851
	Northwest Natural Holding Co.			86,587	5,420
	Atlantica Yield plc			178,134	3,205
	Vectren Corp.			188	14
					2,392,544
Total Common Stocks (Cost $26,982,036)					29,823,708
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund	2.572%		216,949	21,695

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.365%	3/21/19	200	199
	United States Treasury Bill	2.439%	4/11/19	3,000	2,986
4	United States Treasury Bill	2.479%	5/9/19	1,500	1,490
4	United States Treasury Bill	2.497%	5/23/19	1,000	993
4	United States Treasury Bill	2.501%	5/30/19	700	695
					6,363
Total Temporary Cash Investments (Cost $28,057)					28,058
Total Investments (99.9%) (Cost $27,010,093)					29,851,766
Other Assets and Liabilities-Net (0.1%)3					42,824
Net Assets (100%)					29,894,590

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,163,000.

§     Security value determined using significant unobservable inputs.

*      Non-income-producing security.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $2,314,000 of collateral received for securities on loan.

4     Securities with a value of $3,178,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	384	51,926	1,926

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

High Dividend Yield Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	29,823,560	—	148
Temporary Cash Investments	21,695	6,363	—
Futures Contracts—Assets[1]	554	—	—
Total	29,845,809	6,363	148

1 Represents variation margin on the last day of the reporting period.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Angola (0.4%)
Sovereign Bonds (0.4%)
	Republic of Angola	9.500%	11/12/25	1,600	1,788
1	Republic of Angola	8.250%	5/9/28	500	516
	Republic of Angola	8.250%	5/9/28	2,100	2,166
1	Republic of Angola	9.375%	5/8/48	1,600	1,688
Total Angola (Cost $5,919)					6,158
Argentina (3.6%)
Sovereign Bonds (3.6%)
	Argentine Republic	6.875%	4/22/21	150	143
	Argentine Republic	6.875%	4/22/21	3,875	3,705
	Argentine Republic	5.625%	1/26/22	3,150	2,863
	Argentine Republic	4.625%	1/11/23	2,000	1,720
	Argentine Republic	7.500%	4/22/26	7,275	6,449
	Argentine Republic	6.875%	1/26/27	4,950	4,190
	Argentine Republic	5.875%	1/11/28	3,915	3,049
	Argentine Republic	6.625%	7/6/28	1,456	1,168
2	Argentine Republic	8.280%	12/31/33	1,293	1,131
	Argentine Republic	8.280%	12/31/33	3,434	2,966
	Argentine Republic	7.125%	7/6/36	2,315	1,788
2	Argentine Republic	2.500%	12/31/38	7,194	4,217
	Argentine Republic	7.625%	4/22/46	1,700	1,339
	Argentine Republic	6.875%	1/11/48	3,000	2,227
	Argentine Republic	7.125%	6/28/17	1,600	1,204
2	City of Buenos Aires	8.950%	2/19/21	200	201
1,2	City of Buenos Aires	7.500%	6/1/27	1,000	918
2	City of Buenos Aires	7.500%	6/1/27	250	233
2	Provincia de Buenos Aires	10.875%	1/26/21	627	637
2	Provincia de Buenos Aires	9.950%	6/9/21	955	933
1,2	Provincia de Buenos Aires	9.950%	6/9/21	650	635
2	Provincia de Buenos Aires	6.500%	2/15/23	450	391
2	Provincia de Buenos Aires	9.125%	3/16/24	1,000	912
2	Provincia de Buenos Aires	7.875%	6/15/27	2,000	1,630
	Provincia de Cordoba	7.125%	6/10/21	300	281
1	Provincia de Cordoba	7.125%	8/1/27	550	422
2	Provincia de Mondoza Argentina	8.375%	5/19/24	400	345
2	Provincia del Chubut Argentina	7.750%	7/26/26	500	436
	YPF SA	8.500%	3/23/21	1,194	1,217
2	YPF SA	8.750%	4/4/24	1,620	1,628
	YPF SA	8.500%	7/28/25	1,675	1,640
1	YPF SA	7.000%	12/15/47	875	715
	YPF SA	7.000%	12/15/47	100	82
Total Argentina (Cost $57,336)					51,415
Armenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Armenia	6.000%	9/30/20	200	205
1	Republic of Armenia	6.000%	9/30/20	200	204
	Republic of Armenia	7.150%	3/26/25	700	759

Total Armenia (Cost $1,132)					1,168
Azerbaijan (0.5%)
Sovereign Bonds (0.5%)
	Republic of Azerbaijan	4.750%	3/18/24	800	813
1	Republic of Azerbaijan	4.750%	3/18/24	400	407
1,2	Republic of Azerbaijan	3.500%	9/1/32	1,100	936
3	Southern Gas Corridor CJSC	6.875%	3/24/26	2,400	2,669
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,900	1,921
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	700	770
Total Azerbaijan (Cost $7,321)					7,516
Bahamas (0.1%)
Sovereign Bonds (0.1%)
1,2	Commonwealth of the Bahamas	6.000%	11/21/28	850	866
Total Bahamas (Cost $850)					866
Bahrain (1.2%)
Sovereign Bonds (1.2%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	242
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	397
	CBB International Sukuk Co 5 Spc	5.624%	2/12/24	1,000	1,008
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	550	582
1	Kingdom of Bahrain	5.500%	3/31/20	1,900	1,917
	Kingdom of Bahrain	5.875%	1/26/21	200	204
1	Kingdom of Bahrain	6.125%	7/5/22	1,200	1,249
1	Kingdom of Bahrain	6.125%	8/1/23	150	157
	Kingdom of Bahrain	6.125%	8/1/23	1,425	1,492
1	Kingdom of Bahrain	7.000%	1/26/26	2,200	2,326
	Kingdom of Bahrain	7.000%	1/26/26	1,300	1,377
	Kingdom of Bahrain	7.000%	10/12/28	2,200	2,279
1	Kingdom of Bahrain	6.750%	9/20/29	800	812
1	Kingdom of Bahrain	6.000%	9/19/44	1,050	915
	Kingdom of Bahrain	6.000%	9/19/44	400	349
	Oil and Gas Holding Co. BSCC	7.500%	10/25/27	400	412
1	Oil and Gas Holding Co. BSCC	7.500%	10/25/27	1,200	1,235
	Oil and Gas Holding Co. BSCC	8.375%	11/7/28	500	535
Total Bahrain (Cost $17,346)					17,488
Belarus (0.1%)
Sovereign Bonds (0.1%)
	Republic of Belarus	6.875%	2/28/23	800	827
	Republic of Belarus	7.625%	6/29/27	1,050	1,103
Total Belarus (Cost $1,952)					1,930
Belize (0.0%)
Sovereign Bonds (0.0%)
2	Belize	4.938%	2/20/34	450	247
Total Belize (Cost $312)					247
Bermuda (0.1%)
Sovereign Bonds (0.1%)
2	Bermuda	3.717%	1/25/27	950	923
1,2	Bermuda	4.750%	2/15/29	800	819

Total Bermuda (Cost $1,734)					1,742
Bolivia (0.1%)
Sovereign Bonds (0.1%)
	Plurinational State of Bolivia	4.875%	10/29/22	400	395
	Plurinational State of Bolivia	5.950%	8/22/23	600	610
1,2	Plurinational State of Bolivia	4.500%	3/20/28	1,000	899
Total Bolivia (Cost $2,038)					1,904
Brazil (5.6%)
Sovereign Bonds (5.6%)
	Banco do Brasil SA	5.375%	1/15/21	375	384
	Banco do Brasil SA	5.875%	1/26/22	1,875	1,946
	Banco do Brasil SA	3.875%	10/10/22	1,726	1,698
	Banco do Brasil SA	5.875%	1/19/23	850	886
1	Banco do Brasil SA	4.875%	4/19/23	800	808
2	Banco do Brasil SA	8.500%	10/29/49	425	453
	Banco do Brasil SA	4.625%	1/15/25	1,200	1,180
	Banco Nacional de Desenvolvimento Economico e Social	5.500%	7/12/20	600	616
1	Banco Nacional de Desenvolvimento Economico e Social	5.500%	7/12/20	200	205
	Banco Nacional de Desenvolvimento Economico e Social	5.750%	9/26/23	1,000	1,064
	Caixa Economica Federal	3.500%	11/7/22	350	339
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	1,000	1,091
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,600	1,634
	Federative Republic of Brazil	4.875%	1/22/21	2,917	2,997
	Federative Republic of Brazil	2.625%	1/5/23	2,561	2,459
	Federative Republic of Brazil	8.875%	4/15/24	1,125	1,389
	Federative Republic of Brazil	4.250%	1/7/25	4,372	4,410
	Federative Republic of Brazil	8.750%	2/4/25	500	622
	Federative Republic of Brazil	6.000%	4/7/26	1,580	1,730
	Federative Republic of Brazil	10.125%	5/15/27	466	641
2	Federative Republic of Brazil	4.625%	1/13/28	3,352	3,326
	Federative Republic of Brazil	8.250%	1/20/34	1,425	1,815
	Federative Republic of Brazil	7.125%	1/20/37	2,095	2,456
	Federative Republic of Brazil	5.625%	1/7/41	2,226	2,245
	Federative Republic of Brazil	5.000%	1/27/45	3,586	3,308
	Federative Republic of Brazil	5.625%	2/21/47	3,440	3,376
	Petrobras Global Finance BV	8.375%	5/23/21	806	884
	Petrobras Global Finance BV	6.125%	1/17/22	870	914
	Petrobras Global Finance BV	4.375%	5/20/23	4,600	4,589
	Petrobras Global Finance BV	6.250%	3/17/24	1,925	2,021
	Petrobras Global Finance BV	5.299%	1/27/25	1,859	1,861
	Petrobras Global Finance BV	8.750%	5/23/26	3,048	3,574
	Petrobras Global Finance BV	7.375%	1/17/27	4,020	4,357
	Petrobras Global Finance BV	5.999%	1/27/28	6,958	6,941
	Petrobras Global Finance BV	5.750%	2/1/29	2,200	2,148
	Petrobras Global Finance BV	6.875%	1/20/40	1,403	1,421
	Petrobras Global Finance BV	7.250%	3/17/44	2,610	2,692
	Petrobras Global Finance BV	6.850%	6/5/15	2,775	2,678
	Petrobras International Finance Co. SA	5.375%	1/27/21	1,310	1,348

Total Brazil (Cost $73,721)					78,506
Cameroon (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Cameroon	9.500%	11/19/25	500	538
Total Cameroon (Cost $494)					538
Chile (1.6%)
Sovereign Bonds (1.6%)
1	Banco del Estado de Chile	4.125%	10/7/20	400	404
1	Banco del Estado de Chile	2.668%	1/8/21	400	393
1	Banco del Estado de Chile	3.875%	2/8/22	725	727
1	Corp. Nacional del Cobre de Chile	4.375%	2/5/49	1,800	1,690
1	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	408
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	350	346
1	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	450	445
1	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	156
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	675	703
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	1,571	1,618
1	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	778
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,500	1,466
1	Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	333
1	Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	118
1	Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	377
	Corp. Nacional del Cobre de Chile	5.625%	10/18/43	700	800
1	Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	227
1	Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	413
	Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	927
	Corp. Nacional del Cobre de Chile	4.500%	8/1/47	1,450	1,437
1	Empresa de Transporte de Pasajeros Metro SA	4.750%	2/4/24	200	207
1	Empresa de Transporte de Pasajeros Metro SA	5.000%	1/25/47	400	406
1	Empresa Nacional del Petroleo	4.750%	12/6/21	536	547
	Empresa Nacional del Petroleo	4.375%	10/30/24	500	506
	Empresa Nacional del Petroleo	3.750%	8/5/26	690	667
1	Empresa Nacional del Petroleo	4.500%	9/14/47	800	718
	Republic of Chile	3.875%	8/5/20	425	431
	Republic of Chile	3.125%	3/27/25	850	840
	Republic of Chile	3.125%	1/21/26	1,690	1,660
2	Republic of Chile	3.240%	2/6/28	2,350	2,314
	Republic of Chile	3.860%	6/21/47	1,150	1,107
Total Chile (Cost $22,897)					23,169
China (16.6%)
Sovereign Bonds (16.6%)
	ABCL Glory Capital Ltd.	2.500%	6/21/21	1,500	1,471
	Agricultural Bank of China Ltd.	2.750%	5/21/20	250	248
	Agricultural Bank of China Ltd.	2.750%	10/20/20	450	445
	Amber Circle Funding Ltd.	3.250%	12/4/22	2,625	2,599
1	Avi Funding Co. Ltd.	2.850%	9/16/20	400	397
	Avi Funding Co. Ltd.	2.850%	9/16/20	300	298
	Avi Funding Co. Ltd.	3.800%	9/16/25	1,000	1,000
1	Bank of China Ltd.	5.000%	11/13/24	1,000	1,045
	Bank of China Ltd.	5.000%	11/13/24	3,650	3,814
4	Bank of China Ltd., 3M USD LIBOR + 0.770%	3.384%	2/14/20	1,150	1,152

4	Bank of China Ltd., 3M USD LIBOR + 0.770%	3.531%	4/20/20	1,500	1,501
4	Bank of China Ltd., 3M USD LIBOR + 0.770%	3.388%	5/11/20	600	601
4	Bank of China Ltd., 3M USD LIBOR + 0.880%	3.679%	7/11/22	1,700	1,702
	Bank of China Ltd.	2.875%	6/30/20	2,800	2,783
	Bank of China Ltd.	2.375%	3/1/21	750	735
	Bank of China Ltd.	3.875%	6/30/25	775	778
	Bank of China Ltd.	2.250%	7/12/21	700	679
	Beijing Gas Singapore Capital Corp.	2.750%	5/31/22	500	482
	Beijing State-Owned Assets Management Hong Kong Co. Ltd.	4.125%	5/26/25	1,000	982
	Bluestar Finance Holdings Ltd.	4.375%	6/11/20	200	201
	Bluestar Finance Holdings Ltd.	3.500%	9/30/21	300	295
	BOC Aviation Ltd.	3.000%	3/30/20	1,000	995
1	BOC Aviation Ltd.	2.375%	9/15/21	900	871
	BOC Aviation Ltd.	2.375%	9/15/21	450	436
	BOC Aviation Ltd.	4.375%	5/2/23	500	511
	BOC Aviation Ltd.	3.875%	4/27/26	800	779
	CCBL Cayman 1 Corp. Ltd.	2.750%	5/31/21	450	440
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	300	298
2	CCCI Treasure Ltd.	3.500%	12/29/49	1,100	1,090
	CGNPC International Ltd.	4.000%	5/19/25	500	502
2	Chalco Hong Kong Investment Co. Ltd.	4.250%	12/31/49	450	440
	Charming Light Investments Ltd.	2.375%	8/30/21	600	576
	Charming Light Investments Ltd.	4.375%	12/21/27	950	916
	China Cinda Finance 2014 Ltd.	5.625%	5/14/24	800	846
	China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,200	2,184
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	2,300	2,266
	China Cinda Finance 2017 I Ltd.	3.650%	3/9/22	300	298
	China Cinda Finance 2017 I Ltd.	3.875%	2/8/23	200	199
	China Cinda Finance 2017 I Ltd.	4.400%	3/9/27	2,400	2,333
	China Clean Energy Development Ltd.	4.000%	11/5/25	1,000	991
2	China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	700	701
2	China Construction Bank Corp.	3.875%	5/13/25	3,175	3,169
4	China Construction Bank Corp., 3M USD LIBOR + 0.770%	3.477%	5/31/20	1,000	1,001
4	China Construction Bank Corp., 3M USD LIBOR + 0.730%	3.497%	6/8/21	1,800	1,799
4	China Construction Bank Corp., 3M USD LIBOR + 0.750%	3.574%	9/24/21	1,100	1,099
4	China Construction Bank Corp., 3M USD LIBOR + 0.800%	3.536%	12/4/20	675	676
4	China Construction Bank Corp., 3M USD LIBOR + 0.830%	3.597%	6/8/23	200	200
	China Development Bank	2.500%	10/9/20	2,500	2,474
	China Development Bank	2.125%	6/1/21	2,350	2,298
	China Development Bank	2.625%	1/24/22	3,350	3,299
	China Development Bank	3.375%	1/24/27	700	685
	China Development Bank Corp.	4.000%	1/24/37	645	629
4	China Development Bank Corp., 3M USD LIBOR + 0.550%	3.289%	3/6/20	200	200
4	China Development Bank Corp., 3M USD LIBOR + 0.700%	3.439%	3/6/22	1,300	1,303
	China Great Wall International Holdings III Ltd.	2.625%	10/27/21	200	193

	China Great Wall International Holdings III Ltd.	3.125%	8/31/22	2,600	2,528
	China Great Wall International Holdings III Ltd.	3.875%	8/31/27	450	423
2	China Life Insurance Co. Ltd.	4.000%	7/3/75	1,200	1,166
2	China Minmetals Corp.	3.750%	12/31/49	1,351	1,271
	China Overseas Finance Cayman II Ltd.	5.500%	11/10/20	1,800	1,857
	China Overseas Finance Cayman III Ltd.	5.375%	10/29/23	1,300	1,379
	China Overseas Finance Cayman III Ltd.	6.375%	10/29/43	650	765
	China Overseas Finance Cayman V Ltd.	3.950%	11/15/22	1,750	1,757
	China Overseas Finance Cayman VI Ltd.	5.950%	5/8/24	200	218
1	China Resources Gas Group Ltd.	4.500%	4/5/22	400	409
	China Resources Land Ltd.	6.000%	2/27/24	400	438
	China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	600	599
	Chinalco Capital Holdings Ltd.	4.000%	8/25/21	1,300	1,266
	Chouzhou International Investment Ltd.	4.000%	12/5/20	500	487
	CITIC Ltd.	6.375%	4/10/20	1,000	1,031
	CITIC Ltd.	6.625%	4/15/21	400	424
	CITIC Ltd.	2.800%	12/14/21	300	292
	CITIC Ltd.	3.125%	2/28/22	200	196
	CITIC Ltd.	6.800%	1/17/23	1,950	2,157
	CITIC Ltd.	3.700%	6/14/26	500	482
	CITIC Ltd.	3.875%	2/28/27	750	727
	CITIC Ltd.	4.000%	1/11/28	625	607
	CNAC HK Finbridge Co. Ltd.	4.125%	3/14/21	2,200	2,213
	CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	2,600	2,561
	CNAC HK Finbridge Co. Ltd.	4.625%	3/14/23	1,500	1,539
	CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	2,350	2,319
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	650	684
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	2,720	2,826
1	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	311
1	CNOOC Finance 2011 Ltd.	4.250%	1/26/21	2,288	2,324
1	CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	238
1	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,400	1,418
1	CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	218
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,050	1,024
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	786
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,837
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,277
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,200	1,247
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,160	2,222
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	976
1	CNPC General Capital Ltd.	3.950%	4/19/22	700	710
	CNPC General Capital Ltd.	3.400%	4/16/23	250	249
1	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	1,225	1,253
1	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	487
2	CNRC Capitale Ltd.	3.900%	12/31/49	1,500	1,444
	COSCO Finance 2011 Ltd.	4.000%	12/3/22	1,050	1,060
1	COSL Finance BVI Ltd.	3.250%	9/6/22	550	537
	COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,197
	COSL Singapore Capital Ltd.	4.500%	7/30/25	500	507
2	CRCC Yupeng Ltd.	3.950%	2/28/49	300	300
	CRCC Yuxiang Ltd.	3.500%	5/16/23	950	940
2	Dianjian Haixing Ltd.	4.050%	10/29/49	200	200
2	Dianjian Haiyu Ltd.	3.500%	12/31/49	1,050	1,000
	Export-Import Bank of China	2.000%	4/26/21	300	293
	Export-Import Bank of China	2.625%	3/14/22	2,600	2,554

	Export-Import Bank of China	2.750%	11/28/22	700	688
	Export-Import Bank of China	3.625%	7/31/24	1,072	1,079
	Export-Import Bank of China	2.875%	4/26/26	2,100	1,984
	Export-Import Bank of China	3.375%	3/14/27	500	486
	Export-Import Bank of China	4.000%	11/28/47	700	657
	Franshion Brilliant Ltd.	5.750%	12/31/49	500	450
1	Franshion Development Ltd.	6.750%	4/15/21	500	523
	Hongkong Xiangyu Investment Co. Ltd.	4.500%	1/30/23	500	455
	Huarong Finance 2017 Co. Ltd.	3.750%	4/27/22	700	686
	Huarong Finance 2017 Co. Ltd.	4.750%	4/27/27	2,050	2,005
4	Huarong Finance 2017 Co. Ltd., 3M USD LIBOR + 1.850%	4.615%	4/27/22	1,400	1,402
	Huarong Finance II Co. Ltd.	3.750%	11/19/20	1,450	1,437
	Huarong Finance II Co. Ltd.	3.250%	6/3/21	1,950	1,899
	Huarong Finance II Co. Ltd.	3.625%	11/22/21	1,650	1,619
	Huarong Finance II Co. Ltd.	5.500%	1/16/25	2,000	2,064
	Huarong Finance II Co. Ltd.	5.000%	11/19/25	600	603
	Huarong Finance II Co. Ltd.	4.625%	6/3/26	1,250	1,214
	Huarong Finance II Co. Ltd.	4.875%	11/22/26	950	937
2	Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,117
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	1,000	997
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	700	695
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	700	695
1	ICBCIL Finance Co. Ltd.	2.750%	5/19/21	600	586
	ICBCIL Finance Co. Ltd.	2.750%	5/19/21	1,450	1,415
	ICBCIL Finance Co. Ltd.	2.500%	9/29/21	1,350	1,305
4	ICBCIL Finance Co. Ltd., 3M USD LIBOR + 0.950%	3.566%	5/15/21	1,000	995
	Industrial & Commercial Bank of China Asia Ltd.	5.125%	11/30/20	950	974
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	1,300	1,287
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	2,700	2,652
	Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	340
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	500	491
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	2,750	2,866
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	242
4	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.770%	3.549%	4/24/20	1,950	1,952
4	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.850%	3.601%	3/5/23	3,000	2,996
4	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.950%	3.729%	4/24/22	1,400	1,403
	King Power Capital Ltd.	5.625%	11/3/24	500	537
	Kunlun Energy Co. Ltd.	2.875%	5/13/20	600	597
	Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	350
	MCC Holding Hong Kong Corp. Ltd.	2.950%	5/31/20	1,500	1,482
	Minmetals Bounteous Finance BVI Ltd.	3.500%	7/30/20	300	299
	Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	616
	Minmetals Bounteous Finance BVI Ltd.	4.200%	7/27/26	850	841
	Nexen Energy ULC	7.875%	3/15/32	475	651
	Nexen Energy ULC	5.875%	3/10/35	808	943
	Nexen Energy ULC	6.400%	5/15/37	1,285	1,601
	Nexen Energy ULC	7.500%	7/30/39	775	1,084
	People’s Republic of China	2.125%	11/2/22	1,000	972
	People’s Republic of China	3.250%	10/19/23	1,000	1,017
	People’s Republic of China	2.625%	11/2/27	1,251	1,192
	People’s Republic of China	4.000%	10/19/48	500	507

	Prosperous Ray Ltd.	4.625%	11/12/23	550	572
	Rongshi International Finance Ltd.	2.875%	5/4/22	500	489
	Rongshi International Finance Ltd.	3.625%	5/4/27	500	489
	Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	1,100	1,095
	Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	25	25
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	351
	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	1,100	1,097
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	245
2	Sino-Ocean Land Treasure III Ltd.	4.900%	12/31/49	600	470
4	Sino-Ocean Land Treasure IV Ltd., 3M USD LIBOR + 2.300%	5.044%	7/31/21	700,000	701
	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	800	813
1	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,375	1,396
1	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	549
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,500	1,473
1	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	200	196
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	400	388
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	907	920
1	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	1,369	1,389
1	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	975	1,048
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	2,025	2,094
	Sinopec Group Overseas Development 2013 Ltd.	5.375%	10/17/43	200	231
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	2,000	2,068
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	5,600	5,554
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	2,100	2,046
	Sinopec Group Overseas Development 2015 Ltd.	4.100%	4/28/45	800	766
	Sinopec Group Overseas Development 2016 Ltd.	2.750%	5/3/21	400	395
	Sinopec Group Overseas Development 2016 Ltd.	2.000%	9/29/21	1,400	1,349
	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	1,000	976
	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	700	693
1	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	700	690
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,150	1,110
	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	600	589
1	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	800	783
1	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	1,000	951
1	Sinopec Group Overseas Development 2017 Ltd.	4.000%	9/13/47	200	188
	Skysea International Capital Management	4.875%	12/7/21	1,900	1,965
	State Elite Global Ltd.	3.125%	1/20/20	532	531

	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	2,046	2,027
1	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	205
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,870	2,955
1	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	200	206
1	State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	385
	State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	400	440
1	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	600	589
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,200	1,179
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	1,200	1,217
	State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	700	660
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,000	978
1	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,200	1,172
1	State Grid Overseas Investment 2016 Ltd.	4.000%	5/4/47	900	869
	Syngenta Finance NV	3.125%	3/28/22	1,122	1,098
1	Syngenta Finance NV	4.441%	4/24/23	1,000	986
1	Syngenta Finance NV	4.892%	4/24/25	750	728
1	Syngenta Finance NV	5.182%	4/24/28	1,000	949
1	Syngenta Finance NV	5.676%	4/24/48	500	430
	Tewoo Group No 4 Ltd.	3.150%	12/1/20	500	493
	Three Gorges Finance I Cayman Islands Ltd.	2.300%	6/2/21	400	391
	Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	900	896
	Three Gorges Finance I Cayman Islands Ltd.	3.150%	6/2/26	2,500	2,394
	Tsinghua Unic Ltd.	4.750%	1/31/21	850	817
	Tsinghua Unic Ltd.	5.375%	1/31/23	700	650
Total China (Cost $236,117)					234,419
Colombia (2.6%)
Sovereign Bonds (2.6%)
	Ecopetrol SA	5.875%	9/18/23	2,085	2,213
	Ecopetrol SA	4.125%	1/16/25	1,050	1,022
	Ecopetrol SA	5.375%	6/26/26	1,720	1,780
	Ecopetrol SA	7.375%	9/18/43	1,038	1,199
	Ecopetrol SA	5.875%	5/28/45	1,830	1,803
	Oleoducto Central SA	4.000%	5/7/21	400	397
	Republic of Colombia	11.750%	2/25/20	340	370
	Republic of Colombia	4.375%	7/12/21	1,609	1,647
2	Republic of Colombia	2.625%	3/15/23	1,060	1,022
	Republic of Colombia	4.000%	2/26/24	2,245	2,259
	Republic of Colombia	8.125%	5/21/24	1,290	1,534
2	Republic of Colombia	4.500%	1/28/26	1,800	1,847
2	Republic of Colombia	3.875%	4/25/27	3,450	3,389
2	Republic of Colombia	4.500%	3/15/29	2,900	2,968
	Republic of Colombia	7.375%	9/18/37	1,293	1,632
	Republic of Colombia	6.125%	1/18/41	1,582	1,794
2	Republic of Colombia	5.625%	2/26/44	1,984	2,148
2	Republic of Colombia	5.000%	6/15/45	5,850	5,914
	Republic of Colombia	5.200%	5/15/49	900	906
	Transportadora de Gas Internacional SA ESP	5.550%	11/1/28	200	210
Total Colombia (Cost $35,205)					36,054
Costa Rica (0.4%)
Sovereign Bonds (0.4%)
	Banco Nacional de Costa Rica	5.875%	4/25/21	200	198
1	Banco Nacional de Costa Rica	5.875%	4/25/21	800	785
	Banco Nacional de Costa Rica	6.250%	11/1/23	400	396
	Instituto Costarricense de Electricidad	6.950%	11/10/21	475	458

	Instituto Costarricense de Electricidad	6.375%	5/15/43	200	147
	Republic of Costa Rica	4.250%	1/26/23	882	816
	Republic of Costa Rica	4.375%	4/30/25	200	177
	Republic of Costa Rica	5.625%	4/30/43	600	483
	Republic of Costa Rica	7.000%	4/4/44	2,430	2,178
Total Costa Rica (Cost $5,888)					5,638
Cote d’Ivoire (0.3%)
Sovereign Bonds (0.3%)
2	Republic of Cote d’Ivoire	6.375%	3/3/28	1,300	1,246
1,2	Republic of Cote d’Ivoire	5.750%	12/31/32	1,358	1,253
2	Republic of Cote d’Ivoire	5.750%	12/31/32	1,289	1,190
2	Republic of Cote d’Ivoire	6.125%	6/15/33	1,000	892
Total Cote d’Ivoire (Cost $4,800)					4,581
Croatia (0.5%)
Sovereign Bonds (0.5%)
	Hrvatska Elektroprivreda	5.875%	10/23/22	500	529
	Republic of Croatia	6.625%	7/14/20	1,594	1,665
	Republic of Croatia	6.375%	3/24/21	2,200	2,324
	Republic of Croatia	5.500%	4/4/23	1,400	1,500
	Republic of Croatia	6.000%	1/26/24	1,435	1,583
Total Croatia (Cost $7,382)					7,601
Dominican Republic (1.0%)
Sovereign Bonds (1.0%)
2	Dominican Republic	7.500%	5/6/21	2,202	2,287
	Dominican Republic	6.600%	1/28/24	1,075	1,147
2	Dominican Republic	5.875%	4/18/24	950	985
	Dominican Republic	5.500%	1/27/25	1,560	1,590
	Dominican Republic	6.875%	1/29/26	1,145	1,238
	Dominican Republic	5.950%	1/25/27	100	103
1	Dominican Republic	6.000%	7/19/28	1,400	1,429
	Dominican Republic	6.000%	7/19/28	369	380
	Dominican Republic	7.450%	4/30/44	450	494
1	Dominican Republic	6.850%	1/27/45	1,070	1,094
2	Dominican Republic	6.850%	1/27/45	1,819	1,890
1	Dominican Republic	6.500%	2/15/48	1,650	1,622
Total Dominican Republic (Cost $14,207)					14,259
Ecuador (1.2%)
Sovereign Bonds (1.2%)
	Republic of Ecuador	10.500%	3/24/20	1,875	1,946
	Republic of Ecuador	10.750%	3/28/22	2,850	3,006
	Republic of Ecuador	8.750%	6/2/23	1,300	1,284
	Republic of Ecuador	7.950%	6/20/24	2,150	2,032
	Republic of Ecuador	9.650%	12/13/26	1,550	1,513
1	Republic of Ecuador	9.625%	6/2/27	370	360
	Republic of Ecuador	9.625%	6/2/27	800	779
	Republic of Ecuador	8.875%	10/23/27	500	466
1	Republic of Ecuador	7.875%	1/23/28	4,950	4,375
1	Republic of Ecuador	10.750%	1/31/29	800	812
Total Ecuador (Cost $17,164)					16,573
Egypt (1.2%)
Sovereign Bonds (1.2%)
	Arab Republic of Egypt	5.750%	4/29/20	1,012	1,023
	Arab Republic of Egypt	6.125%	1/31/22	2,700	2,694

1	Arab Republic of Egypt	5.577%	2/21/23	1,200	1,164
	Arab Republic of Egypt	5.875%	6/11/25	3,375	3,183
	Arab Republic of Egypt	7.500%	1/31/27	1,700	1,687
1	Arab Republic of Egypt	6.588%	2/21/28	3,000	2,786
	Arab Republic of Egypt	6.875%	4/30/40	1,050	908
	Arab Republic of Egypt	8.500%	1/31/47	1,950	1,882
1	Arab Republic of Egypt	7.903%	2/21/48	1,200	1,107
Total Egypt (Cost $17,235)					16,434
El Salvador (0.4%)
Sovereign Bonds (0.4%)
	Republic of El Salvador	7.750%	1/24/23	785	824
	Republic of El Salvador	5.875%	1/30/25	1,018	966
1	Republic of El Salvador	6.375%	1/18/27	300	285
	Republic of El Salvador	6.375%	1/18/27	669	640
	Republic of El Salvador	8.625%	2/28/29	500	537
1	Republic of El Salvador	8.625%	2/28/29	150	160
	Republic of El Salvador	8.250%	4/10/32	504	528
	Republic of El Salvador	7.650%	6/15/35	740	739
	Republic of El Salvador	7.625%	2/1/41	618	605
Total El Salvador (Cost $5,087)					5,284
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,150	1,160
Total Ethiopia (Cost $1,121)					1,160
Gabon (0.1%)
Sovereign Bonds (0.1%)
2	Gabonese Republic	6.375%	12/12/24	1,586	1,519
1,2	Gabonese Republic	6.375%	12/12/24	400	383
	Gabonese Republic	6.950%	6/16/25	200	192
Total Gabon (Cost $2,164)					2,094
Georgia (0.1%)
Sovereign Bonds (0.1%)
	Georgian Railway JSC	7.750%	7/11/22	900	948
	Republic of Georgia	6.875%	4/12/21	600	637
Total Georgia (Cost $1,582)					1,585
Ghana (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Ghana	7.875%	8/7/23	400	415
1,2	Republic of Ghana	8.125%	1/18/26	300	305
2	Republic of Ghana	8.125%	1/18/26	1,670	1,696
1,2	Republic of Ghana	7.625%	5/16/29	850	796
2	Republic of Ghana	7.625%	5/16/29	200	191
2	Republic of Ghana	10.750%	10/14/30	950	1,118
1,2	Republic of Ghana	8.627%	6/16/49	800	745
Total Ghana (Cost $5,208)					5,266
Guatemala (0.2%)
Sovereign Bonds (0.2%)
	Republic of Guatemala	5.750%	6/6/22	653	685
	Republic of Guatemala	4.500%	5/3/26	1,500	1,466
	Republic of Guatemala	4.875%	2/13/28	600	597

Total Guatemala (Cost $2,772)					2,748
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	8.750%	12/16/20	200	216
2	Republic of Honduras	7.500%	3/15/24	400	432
	Republic of Honduras	6.250%	1/19/27	720	738
Total Honduras (Cost $1,331)					1,386
Hungary (0.9%)
Sovereign Bonds (0.9%)
	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	209
1,5	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	600	625
	Republic of Hungary	6.375%	3/29/21	4,027	4,274
	Republic of Hungary	5.375%	2/21/23	1,812	1,934
	Republic of Hungary	5.750%	11/22/23	1,470	1,606
	Republic of Hungary	5.375%	3/25/24	1,325	1,433
	Republic of Hungary	7.625%	3/29/41	1,450	2,089
Total Hungary (Cost $11,995)					12,170
India (1.4%)
Sovereign Bonds (1.4%)
	Bank of India	6.250%	2/16/21	900	935
	Bank of India	3.125%	5/6/20	400	395
	Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	410
	Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	392
	BPRL International Singapore Pte Ltd.	4.375%	1/18/27	550	538
	Export-Import Bank of India	2.750%	4/1/20	600	595
	Export-Import Bank of India	2.750%	8/12/20	200	198
	Export-Import Bank of India	3.125%	7/20/21	1,300	1,281
	Export-Import Bank of India	4.000%	1/14/23	400	402
	Export-Import Bank of India	3.375%	8/5/26	2,885	2,708
1	Export-Import Bank of India	3.875%	2/1/28	1,400	1,343
	Indian Oil Corp. Ltd.	5.625%	8/2/21	700	730
	Indian Oil Corp. Ltd.	5.750%	8/1/23	400	426
	NTPC Ltd.	5.625%	7/14/21	400	419
	NTPC Ltd.	4.750%	10/3/22	450	462
	NTPC Ltd.	4.375%	11/26/24	400	399
	NTPC Ltd.	4.250%	2/26/26	450	440
	Oil India International Pte Ltd.	4.000%	4/21/27	800	761
	Oil India Ltd.	5.375%	4/17/24	450	468
	ONGC Videsh Ltd.	3.750%	5/7/23	1,000	989
	ONGC Videsh Ltd.	4.625%	7/15/24	900	912
	Power Grid Corp. of India Ltd.	3.875%	1/17/23	600	596
	State Bank of India	3.250%	1/24/22	900	886
1	State Bank of India	4.375%	1/24/24	850	859
1	State Bank of India	4.875%	4/17/24	400	413
	State Bank of India	4.875%	4/17/24	200	207
4	State Bank of India, 3M USD LIBOR + 0.950%	3.745%	4/6/20	1,150	1,152
Total India (Cost $19,565)					19,316
Indonesia (6.1%)
Sovereign Bonds (6.1%)
	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	300	311
1	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	1,800	1,908
1	Indonesia Asahan Aluminium Persero PT	6.530%	11/15/28	1,800	2,002

1	Pelabuhan Indonesia II PT	4.250%	5/5/25	300	299
	Pelabuhan Indonesia II PT	4.250%	5/5/25	1,150	1,140
	Pelabuhan Indonesia II PT	5.375%	5/5/45	500	478
	Pelabuhan Indonesia III Persero PT	4.875%	10/1/24	500	509
1	Pelabuhan Indonesia III PT	4.875%	10/1/24	200	202
	Pertamina Persero PT	5.250%	5/23/21	450	465
	Pertamina Persero PT	4.875%	5/3/22	2,450	2,522
	Pertamina Persero PT	4.300%	5/20/23	1,300	1,322
1	Pertamina Persero PT	4.300%	5/20/23	430	437
	Pertamina Persero PT	6.500%	5/27/41	200	222
	Pertamina Persero PT	6.000%	5/3/42	1,450	1,531
1	Pertamina Persero PT	5.625%	5/20/43	200	201
	Pertamina Persero PT	5.625%	5/20/43	1,425	1,438
	Pertamina Persero PT	6.450%	5/30/44	1,600	1,774
	Pertamina Persero PT	6.500%	11/7/48	200	224
1	Perusahaan Gas Negara Persero Tbk	5.125%	5/16/24	400	411
	Perusahaan Gas Negara Persero Tbk	5.125%	5/16/24	800	825
	Perusahaan Listrik Negara PT	5.500%	11/22/21	1,000	1,045
1	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,392
	Perusahaan Listrik Negara PT	5.450%	5/21/28	200	210
1	Perusahaan Listrik Negara PT	5.250%	10/24/42	300	289
	Perusahaan Listrik Negara PT	5.250%	10/24/42	900	867
	Perusahaan Listrik Negara PT	6.150%	5/21/48	1,000	1,074
1	Perusahaan Listrik Negara PT	6.150%	5/21/48	1,600	1,718
1	Perusahaan Listrik Negara PT	6.250%	1/25/49	600	649
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	374
1	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	799
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	609
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,250	2,284
6	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	1,200	1,210
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	1,250	1,272
6	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	1,500	1,489
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,500	1,504
1	Republic of Indonesia	5.875%	3/13/20	350	360
	Republic of Indonesia	5.875%	3/13/20	1,210	1,246
	Republic of Indonesia	4.875%	5/5/21	4,400	4,529
	Republic of Indonesia	3.700%	1/8/22	2,250	2,263
	Republic of Indonesia	3.750%	4/25/22	1,750	1,761
	Republic of Indonesia	3.375%	4/15/23	1,900	1,874
	Republic of Indonesia	5.375%	10/17/23	1,359	1,455
	Republic of Indonesia	5.875%	1/15/24	2,850	3,118
1	Republic of Indonesia	4.125%	1/15/25	200	202
	Republic of Indonesia	4.125%	1/15/25	1,775	1,795
	Republic of Indonesia	4.750%	1/8/26	2,600	2,713
	Republic of Indonesia	4.350%	1/8/27	1,500	1,523
	Republic of Indonesia	3.850%	7/18/27	500	490
1	Republic of Indonesia	3.850%	7/18/27	1,000	978
	Republic of Indonesia	3.500%	1/11/28	486	464
	Republic of Indonesia	4.100%	4/24/28	1,300	1,301
	Republic of Indonesia	4.750%	2/11/29	700	722
	Republic of Indonesia	8.500%	10/12/35	1,840	2,590
	Republic of Indonesia	6.625%	2/17/37	2,637	3,186
	Republic of Indonesia	7.750%	1/17/38	2,188	2,929
	Republic of Indonesia	5.250%	1/17/42	1,750	1,846
	Republic of Indonesia	4.625%	4/15/43	2,175	2,140
	Republic of Indonesia	6.750%	1/15/44	2,050	2,577
1	Republic of Indonesia	6.750%	1/15/44	100	125

	Republic of Indonesia	5.125%	1/15/45	3,619	3,766
	Republic of Indonesia	5.950%	1/8/46	200	230
	Republic of Indonesia	5.250%	1/8/47	1,750	1,855
	Republic of Indonesia	4.750%	7/18/47	800	800
	Republic of Indonesia	5.350%	2/11/49	1,000	1,065
	Saka Energi Indonesia PT	4.450%	5/5/24	600	568
Total Indonesia (Cost $83,762)					85,477
Iraq (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Iraq	6.752%	3/9/23	1,050	1,049
	Republic of Iraq	6.752%	3/9/23	950	957
2	Republic of Iraq	5.800%	1/15/28	1,945	1,848
Total Iraq (Cost $3,743)					3,854
Jamaica (0.4%)
Sovereign Bonds (0.4%)
2	Jamaica	7.625%	7/9/25	700	795
	Jamaica	6.750%	4/28/28	2,050	2,240
2	Jamaica	8.000%	3/15/39	1,348	1,591
	Jamaica	7.875%	7/28/45	950	1,115
Total Jamaica (Cost $5,396)					5,741
Jordan (0.2%)
Sovereign Bonds (0.2%)
	Hashemite Kingdom of Jordan	6.125%	1/29/26	1,050	1,045
	Hashemite Kingdom of Jordan	5.750%	1/31/27	1,014	975
	Hashemite Kingdom of Jordan	7.375%	10/10/47	950	909
Total Jordan (Cost $2,910)					2,929
Kazakhstan (1.3%)
Sovereign Bonds (1.3%)
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,600	1,589
	KazAgro National Management Holding JSC	4.625%	5/24/23	1,250	1,271
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,500	1,677
1	KazMunayGas National Co. JSC	3.875%	4/19/22	750	749
	KazMunayGas National Co. JSC	4.750%	4/24/25	400	413
	KazMunayGas National Co. JSC	4.750%	4/19/27	750	760
1	KazMunayGas National Co. JSC	4.750%	4/19/27	400	404
1	KazMunayGas National Co. JSC	5.375%	4/24/30	500	517
	KazMunayGas National Co. JSC	5.375%	4/24/30	800	829
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,800	1,817
1	KazMunayGas National Co. JSC	5.750%	4/19/47	200	202
1	KazMunayGas National Co. JSC	6.375%	10/24/48	1,100	1,177
	Republic of Kazakhstan	3.875%	10/14/24	1,700	1,734
	Republic of Kazakhstan	5.125%	7/21/25	2,500	2,701
	Republic of Kazakhstan	4.875%	10/14/44	1,400	1,463
	Republic of Kazakhstan	6.500%	7/21/45	1,000	1,251
Total Kazakhstan (Cost $17,485)					18,554
Kenya (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Kenya	6.875%	6/24/24	200	200
	Republic of Kenya	6.875%	6/24/24	1,925	1,926
1	Republic of Kenya	7.250%	2/28/28	800	783
	Republic of Kenya	8.250%	2/28/48	400	385
1	Republic of Kenya	8.250%	2/28/48	570	530

Total Kenya (Cost $3,856)					3,824
Kuwait (0.8%)
Sovereign Bonds (0.8%)
	Equate Petrochemical BV	3.000%	3/3/22	900	885
	Equate Petrochemical BV	4.250%	11/3/26	1,350	1,345
	Equate Sukuk Spc Ltd.	3.944%	2/21/24	500	499
	State of Kuwait	2.750%	3/20/22	3,325	3,289
	State of Kuwait	3.500%	3/20/27	4,840	4,836
Total Kuwait (Cost $10,867)					10,854
Lebanon (1.4%)
Sovereign Bonds (1.4%)
	Republic of Lebanon	7.250%	3/23/37	2,700	2,198
	Republic of Lebanon	6.375%	3/9/20	1,691	1,625
	Republic of Lebanon	5.800%	4/14/20	1,100	1,048
	Republic of Lebanon	8.250%	4/12/21	1,928	1,843
	Republic of Lebanon	6.100%	10/4/22	2,214	1,956
	Republic of Lebanon	6.000%	1/27/23	585	519
	Republic of Lebanon	6.650%	4/22/24	1,791	1,582
	Republic of Lebanon	6.200%	2/26/25	300	257
	Republic of Lebanon	6.250%	6/12/25	400	339
	Republic of Lebanon	6.600%	11/27/26	1,975	1,653
	Republic of Lebanon	6.850%	3/23/27	1,125	957
	Republic of Lebanon	6.750%	11/29/27	961	811
	Republic of Lebanon	6.650%	11/3/28	1,040	868
	Republic of Lebanon	6.850%	5/25/29	800	665
	Republic of Lebanon	6.650%	2/26/30	1,050	864
	Republic of Lebanon	7.000%	3/23/32	3,050	2,482
	Republic of Lebanon	7.050%	11/2/35	500	408
Total Lebanon (Cost $22,308)					20,075
Malaysia (1.3%)
Sovereign Bonds (1.3%)
	1MDB Global Investments Ltd.	4.400%	3/9/23	2,700	2,504
	Axiata SPV2 Bhd.	3.466%	11/19/20	350	350
	Axiata SPV2 Bhd.	4.357%	3/24/26	1,350	1,359
	Danga Capital Bhd.	3.035%	3/1/21	800	783
2	Malayan Banking Bhd.	3.905%	10/29/26	700	697
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	900	884
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	569
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	1,100	1,081
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	450	457
	Petroliam Nasional Bhd.	7.625%	10/15/26	385	489
	Petronas Capital Ltd.	3.125%	3/18/22	700	698
1	Petronas Capital Ltd.	7.875%	5/22/22	1,150	1,310
	Petronas Capital Ltd.	3.500%	3/18/25	2,000	2,015
	Petronas Capital Ltd.	4.500%	3/18/45	1,550	1,640
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,500	1,492
	SSG Resources Ltd.	4.250%	10/4/22	700	704
1	Wakala Global Sukuk Bhd.	4.646%	7/6/21	750	777
Total Malaysia (Cost $17,779)					17,809
Mexico (7.5%)
Sovereign Bonds (7.5%)
	Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	1,356	1,317
2	Banco Nacional de Comercio Exterior SNC	3.800%	8/11/26	500	485

	Comision Federal de Electricidad	4.875%	5/26/21	1,250	1,269
	Comision Federal de Electricidad	4.875%	1/15/24	600	600
1	Comision Federal de Electricidad	4.875%	1/15/24	700	698
1	Comision Federal de Electricidad	4.750%	2/23/27	1,000	982
	Comision Federal de Electricidad	5.750%	2/14/42	700	674
	Comision Federal de Electricidad	6.125%	6/16/45	675	680
1	Comision Federal de Electricidad	6.125%	6/16/45	200	200
	Mexico City Airport Trust	4.250%	10/31/26	200	185
1	Mexico City Airport Trust	4.250%	10/31/26	795	736
1	Mexico City Airport Trust	5.500%	7/31/47	590	526
	Mexico City Airport Trust	5.500%	7/31/47	1,829	1,629
	Petroleos Mexicanos	6.000%	3/5/20	1,019	1,043
	Petroleos Mexicanos	5.500%	1/21/21	3,764	3,783
	Petroleos Mexicanos	6.375%	2/4/21	1,945	1,968
	Petroleos Mexicanos	4.875%	1/24/22	2,620	2,577
	Petroleos Mexicanos	5.375%	3/13/22	255	254
	Petroleos Mexicanos	3.500%	1/30/23	2,789	2,582
	Petroleos Mexicanos	4.625%	9/21/23	1,493	1,422
	Petroleos Mexicanos	4.875%	1/18/24	1,791	1,699
	Petroleos Mexicanos	4.250%	1/15/25	1,460	1,296
	Petroleos Mexicanos	4.500%	1/23/26	1,700	1,501
	Petroleos Mexicanos	6.875%	8/4/26	3,630	3,597
	Petroleos Mexicanos	6.500%	3/13/27	7,155	6,888
	Petroleos Mexicanos	5.350%	2/12/28	675	606
	Petroleos Mexicanos	6.500%	1/23/29	2,200	2,070
	Petroleos Mexicanos	6.625%	6/15/35	3,697	3,341
	Petroleos Mexicanos	6.500%	6/2/41	3,420	2,975
	Petroleos Mexicanos	5.500%	6/27/44	1,411	1,115
	Petroleos Mexicanos	6.375%	1/23/45	2,835	2,427
	Petroleos Mexicanos	5.625%	1/23/46	2,922	2,307
	Petroleos Mexicanos	6.750%	9/21/47	7,109	6,196
	Petroleos Mexicanos	6.350%	2/12/48	855	719
2	Poinsettia Finance Ltd.	6.625%	6/17/31	500	509
	United Mexican States	3.500%	1/21/21	200	200
	United Mexican States	3.625%	3/15/22	2,953	2,951
	United Mexican States	4.000%	10/2/23	2,876	2,901
	United Mexican States	3.600%	1/30/25	3,699	3,599
	United Mexican States	4.125%	1/21/26	3,512	3,488
	United Mexican States	4.150%	3/28/27	3,610	3,556
	United Mexican States	3.750%	1/11/28	2,630	2,510
	United Mexican States	4.500%	4/22/29	1,200	1,204
	United Mexican States	7.500%	4/8/33	1,010	1,254
	United Mexican States	6.750%	9/27/34	1,754	2,046
	United Mexican States	6.050%	1/11/40	3,793	4,144
	United Mexican States	4.750%	3/8/44	6,250	5,891
	United Mexican States	5.550%	1/21/45	985	1,035
	United Mexican States	4.600%	1/23/46	3,105	2,870
	United Mexican States	4.350%	1/15/47	2,000	1,785
	United Mexican States	4.600%	2/10/48	2,155	1,985
	United Mexican States	5.750%	10/12/10	2,968	2,913
Total Mexico (Cost $110,456)					105,188
Mongolia (0.3%)
Sovereign Bonds (0.3%)
	Mongolia	5.125%	12/5/22	2,050	2,002
1	Mongolia	5.625%	5/1/23	1,000	980
1,7	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	200	208

7	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	400	417
Total Mongolia (Cost $3,539)					3,607
Morocco (0.4%)
Sovereign Bonds (0.4%)
	Kingdom of Morocco	4.250%	12/11/22	1,600	1,616
	Kingdom of Morocco	5.500%	12/11/42	725	759
	OCP SA	5.625%	4/25/24	1,300	1,353
1	OCP SA	4.500%	10/22/25	450	441
	OCP SA	4.500%	10/22/25	950	932
1	OCP SA	6.875%	4/25/44	200	213
	OCP SA	6.875%	4/25/44	300	319
Total Morocco (Cost $5,571)					5,633
Mozambique (0.0%)
Sovereign Bonds (0.0%)
*	Republic of Mozambique	10.500%	1/18/23	644	595
Total Mozambique (Cost $560)					595
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	504
	Republic of Namibia	5.250%	10/29/25	700	672
Total Namibia (Cost $1,223)					1,176
Nigeria (0.8%)
Sovereign Bonds (0.8%)
	Federal Republic of Nigeria	6.750%	1/28/21	250	258
	Federal Republic of Nigeria	6.375%	7/12/23	1,200	1,216
1	Federal Republic of Nigeria	7.625%	11/21/25	800	832
	Federal Republic of Nigeria	6.500%	11/28/27	1,200	1,149
1	Federal Republic of Nigeria	7.143%	2/23/30	1,000	960
1	Federal Republic of Nigeria	8.747%	1/21/31	1,600	1,688
1	Federal Republic of Nigeria	7.875%	2/16/32	1,500	1,494
1	Federal Republic of Nigeria	7.696%	2/23/38	2,175	2,088
	Federal Republic of Nigeria	7.625%	11/28/47	1,000	943
Total Nigeria (Cost $10,699)					10,628
Oman (1.4%)
Sovereign Bonds (1.4%)
	Lamar Funding Ltd.	3.958%	5/7/25	2,100	1,778
1	Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,700	1,653
	OmGrid Funding Ltd.	5.196%	5/16/27	500	440
1	Sultanate of Oman	3.625%	6/15/21	1,300	1,253
	Sultanate of Oman	3.625%	6/15/21	1,400	1,358
	Sultanate of Oman	3.875%	3/8/22	1,000	959
1	Sultanate of Oman	4.125%	1/17/23	750	708
1	Sultanate of Oman	4.750%	6/15/26	1,800	1,604
	Sultanate of Oman	4.750%	6/15/26	1,400	1,247
	Sultanate of Oman	5.375%	3/8/27	2,200	1,997
1	Sultanate of Oman	5.625%	1/17/28	1,800	1,641
	Sultanate of Oman	5.625%	1/17/28	200	182
	Sultanate of Oman	6.500%	3/8/47	2,315	1,934
1	Sultanate of Oman	6.750%	1/17/48	2,500	2,133
	Sultanate of Oman	6.750%	1/17/48	400	341

Total Oman (Cost $21,179)					19,228
Pakistan (0.3%)
Sovereign Bonds (0.3%)
	Islamic Republic of Pakistan	8.250%	4/15/24	1,550	1,647
1	Islamic Republic of Pakistan	8.250%	4/15/24	250	265
	Islamic Republic of Pakistan	8.250%	9/30/25	500	532
1	Islamic Republic of Pakistan	6.875%	12/5/27	1,350	1,308
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	500	495
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	200	196
Total Pakistan (Cost $4,418)					4,443
Panama (1.2%)
Sovereign Bonds (1.2%)
2	Aeropuerto Internacional de Tocumen SA	5.625%	5/18/36	400	409
1,2	Aeropuerto Internacional de Tocumen SA	5.625%	5/18/36	1,000	1,013
	Republic of Panama	5.200%	1/30/20	623	635
2	Republic of Panama	4.000%	9/22/24	600	616
2	Republic of Panama	3.750%	3/16/25	2,009	2,034
	Republic of Panama	7.125%	1/29/26	1,325	1,590
	Republic of Panama	8.875%	9/30/27	1,085	1,462
2	Republic of Panama	3.875%	3/17/28	1,833	1,863
	Republic of Panama	9.375%	4/1/29	1,000	1,427
2	Republic of Panama	6.700%	1/26/36	2,062	2,603
2	Republic of Panama	4.500%	5/15/47	1,000	1,007
2	Republic of Panama	4.500%	4/16/50	1,800	1,795
2	Republic of Panama	4.300%	4/29/53	600	584
Total Panama (Cost $16,714)					17,038
Papua New Guinea (0.0%)
Sovereign Bonds (0.0%)
1	Papua New Guinea Government International Bond	8.375%	10/4/28	500	535
Total Papua New Guinea (Cost $498)					535
Paraguay (0.3%)
Sovereign Bonds (0.3%)
	Republic of Paraguay	4.625%	1/25/23	800	814
	Republic of Paraguay	5.000%	4/15/26	400	411
	Republic of Paraguay	4.700%	3/27/27	1,000	1,022
	Republic of Paraguay	6.100%	8/11/44	650	709
1	Republic of Paraguay	5.600%	3/13/48	800	814
Total Paraguay (Cost $3,670)					3,770
Peru (1.1%)
Sovereign Bonds (1.1%)
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	205
	Fondo MIVIVIENDA SA	3.500%	1/31/23	650	639
	Petroleos del Peru SA	4.750%	6/19/32	491	486
1	Petroleos del Peru SA	5.625%	6/19/47	1,850	1,877
	Republic of Peru	7.350%	7/21/25	2,150	2,652
	Republic of Peru	4.125%	8/25/27	2,147	2,273
	Republic of Peru	8.750%	11/21/33	2,047	3,092
2	Republic of Peru	6.550%	3/14/37	1,421	1,839
	Republic of Peru	5.625%	11/18/50	2,057	2,490

Total Peru (Cost $15,066)					15,553
Philippines (2.0%)
Sovereign Bonds (2.0%)
8	Power Sector Assets & Liabilities Management Corp.	7.390%	12/2/24	1,300	1,552
	Republic of the Philippines	4.000%	1/15/21	1,685	1,708
	Republic of the Philippines	4.200%	1/21/24	1,564	1,633
	Republic of the Philippines	10.625%	3/16/25	1,534	2,144
	Republic of the Philippines	5.500%	3/30/26	2,300	2,588
	Republic of the Philippines	3.000%	2/1/28	600	576
	Republic of the Philippines	3.750%	1/14/29	1,250	1,254
	Republic of the Philippines	9.500%	2/2/30	1,623	2,445
	Republic of the Philippines	7.750%	1/14/31	2,754	3,794
	Republic of the Philippines	6.375%	1/15/32	1,200	1,508
	Republic of the Philippines	6.375%	10/23/34	1,695	2,184
	Republic of the Philippines	5.000%	1/13/37	1,680	1,919
	Republic of the Philippines	3.950%	1/20/40	1,950	1,980
	Republic of the Philippines	3.700%	3/1/41	1,450	1,417
	Republic of the Philippines	3.700%	2/2/42	2,190	2,137
Total Philippines (Cost $28,904)					28,839
Poland (0.8%)
Sovereign Bonds (0.8%)
	Republic of Poland	5.125%	4/21/21	2,510	2,629
	Republic of Poland	5.000%	3/23/22	3,609	3,822
	Republic of Poland	3.000%	3/17/23	725	721
	Republic of Poland	4.000%	1/22/24	1,878	1,944
	Republic of Poland	3.250%	4/6/26	1,860	1,849
Total Poland (Cost $10,949)					10,965
Qatar (3.2%)
Sovereign Bonds (3.2%)
1,2	Nakilat Inc.	6.067%	12/31/33	700	788
1	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	512
1	Ooredoo International Finance Ltd.	3.250%	2/21/23	850	830
1	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	942
1	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	243
1	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,701
1	Qatari Diar Finance QSC	5.000%	7/21/20	2,480	2,530
	QNB Finance Ltd.	2.875%	4/29/20	3,300	3,270
4	QNB Finance Ltd., 3M USD LIBOR + 1.350%	4.057%	5/31/21	200	201
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.838%	9/30/27	1,020	1,115
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.332%	9/30/27	500	555
1	State of Qatar	5.250%	1/20/20	1,275	1,300
	State of Qatar	2.375%	6/2/21	5,450	5,350
1	State of Qatar	4.500%	1/20/22	2,550	2,639
	State of Qatar	3.241%	1/18/23	475	474
1	State of Qatar	3.875%	4/23/23	1,000	1,019
	State of Qatar	3.875%	4/23/23	275	281
	State of Qatar	3.250%	6/2/26	4,550	4,457
1	State of Qatar	4.500%	4/23/28	3,000	3,169
	State of Qatar	9.750%	6/15/30	325	497
1	State of Qatar	9.750%	6/15/30	750	1,149
	State of Qatar	6.400%	1/20/40	1,278	1,603
1	State of Qatar	6.400%	1/20/40	700	878

	State of Qatar	5.750%	1/20/42	650	766
1	State of Qatar	5.750%	1/20/42	316	371
	State of Qatar	4.625%	6/2/46	1,450	1,494
	State of Qatar	5.103%	4/23/48	200	215
1	State of Qatar	5.103%	4/23/48	6,135	6,596
Total Qatar (Cost $44,237)					44,945
Romania (0.5%)
Sovereign Bonds (0.5%)
	Republic of Romania	6.750%	2/7/22	2,682	2,903
	Republic of Romania	4.375%	8/22/23	2,174	2,205
1	Republic of Romania	4.875%	1/22/24	100	104
	Republic of Romania	6.125%	1/22/44	820	913
1	Republic of Romania	6.125%	1/22/44	200	223
1	Republic of Romania	5.125%	6/15/48	500	483
	Republic of Romania	5.125%	6/15/48	500	493
Total Romania (Cost $7,457)					7,324
Russia (4.6%)
Sovereign Bonds (4.6%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	1,000	992
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,550	1,619
1	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	209
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	878	879
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,700	1,765
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,325	1,399
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	550	562
	Gazprom OAO Via Gaz Capital SA	4.950%	3/23/27	200	196
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	636
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	875	1,106
1	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	100	115
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,375	1,580
	GTLK Europe DAC	5.950%	7/19/21	1,000	1,006
	Rosneft Finance SA	7.250%	2/2/20	200	206
	Rosneft Oil Co. Via Rosneft International Finance DAC	4.199%	3/6/22	1,927	1,887
	Russian Federation	5.000%	4/29/20	3,600	3,676
	Russian Federation	4.500%	4/4/22	3,800	3,901
1	Russian Federation	4.875%	9/16/23	450	466
	Russian Federation	4.875%	9/16/23	5,800	6,021
	Russian Federation	4.750%	5/27/26	3,600	3,656
	Russian Federation	4.250%	6/23/27	2,800	2,738
	Russian Federation	12.750%	6/24/28	1,235	1,985
	Russian Federation	4.375%	3/21/29	400	391
2	Russian Federation	7.500%	3/31/30	1,002	1,111
	Russian Federation	5.625%	4/4/42	4,400	4,711
	Russian Federation	5.875%	9/16/43	600	664
	Russian Federation	5.250%	6/23/47	3,000	2,966
1	Russian Federation	5.250%	6/23/47	4,400	4,351
	Russian Railways Via RZD Capital plc	5.700%	4/5/22	1,150	1,187
	Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	2,000	2,053
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,390
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	524	525
	SCF Capital Designated Activity Co.	5.375%	6/16/23	400	395
	Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,150	1,176
	Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,225	1,247
	Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,142

	Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	1,275	1,339
	VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	570
	VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,925	1,979
Total Russia (Cost $63,490)					64,797
Saudi Arabia (4.9%)
Sovereign Bonds (4.9%)
1	Kingdom of Saudi Arabia	2.375%	10/26/21	2,700	2,626
	Kingdom of Saudi Arabia	2.375%	10/26/21	2,842	2,765
1	Kingdom of Saudi Arabia	2.875%	3/4/23	2,400	2,337
	Kingdom of Saudi Arabia	2.875%	3/4/23	600	584
1	Kingdom of Saudi Arabia	4.000%	4/17/25	4,375	4,425
1	Kingdom of Saudi Arabia	3.250%	10/26/26	5,440	5,206
1	Kingdom of Saudi Arabia	3.625%	3/4/28	3,200	3,092
	Kingdom of Saudi Arabia	3.625%	3/4/28	2,600	2,513
1	Kingdom of Saudi Arabia	4.375%	4/16/29	4,000	4,080
1	Kingdom of Saudi Arabia	4.500%	4/17/30	2,950	3,009
	Kingdom of Saudi Arabia	4.500%	10/26/46	6,185	5,777
1	Kingdom of Saudi Arabia	4.625%	10/4/47	1,700	1,602
	Kingdom of Saudi Arabia	4.625%	10/4/47	3,750	3,533
1	Kingdom of Saudi Arabia	5.000%	4/17/49	3,100	3,075
	Kingdom of Saudi Arabia	5.000%	4/17/49	400	397
1	Kingdom of Saudi Arabia	5.250%	1/16/50	3,000	3,072
1	KSA Sukuk Ltd.	2.894%	4/20/22	2,800	2,750
	KSA Sukuk Ltd.	2.894%	4/20/22	1,700	1,672
9	KSA Sukuk Ltd.	3.628%	4/20/27	4,300	4,226
1	KSA Sukuk Ltd.	4.303%	1/19/29	1,900	1,928
	SABIC Capital II BV	4.000%	10/10/23	1,000	1,009
	SABIC Capital II BV	4.500%	10/10/28	1,000	1,023
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	636
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	1,050	1,040
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	940	924
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	649
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,950	1,946
1	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	309
	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	900	926
	Saudi Electricity Global Sukuk Co. 4	4.723%	9/27/28	1,200	1,210
Total Saudi Arabia (Cost $69,262)					68,341
Senegal (0.2%)
Sovereign Bonds (0.2%)
	Republic of Senegal	6.250%	7/30/24	200	203
2	Republic of Senegal	6.250%	5/23/33	1,000	930
1,2	Republic of Senegal	6.750%	3/13/48	800	714
2	Republic of Senegal	6.750%	3/13/48	400	357
Total Senegal (Cost $2,369)					2,204
Serbia, Republic Of (0.3%)
Sovereign Bonds (0.3%)
	Republic of Serbia	4.875%	2/25/20	1,425	1,444
	Republic of Serbia	7.250%	9/28/21	2,100	2,284
Total Serbia, Republic Of (Cost $3,666)					3,728
South Africa (1.7%)
Sovereign Bonds (1.7%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,200	2,158
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	930	919

1	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	197
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	850	839
1,10	Eskom Holdings SOC Ltd.	6.350%	8/10/28	900	925
1	Eskom Holdings SOC Ltd.	8.450%	8/10/28	400	414
	Republic of South Africa	5.500%	3/9/20	2,175	2,210
	Republic of South Africa	5.875%	5/30/22	871	916
	Republic of South Africa	4.665%	1/17/24	1,800	1,809
	Republic of South Africa	5.875%	9/16/25	2,400	2,519
	Republic of South Africa	4.850%	9/27/27	600	585
	Republic of South Africa	4.300%	10/12/28	1,950	1,822
	Republic of South Africa	5.875%	6/22/30	1,550	1,572
	Republic of South Africa	6.250%	3/8/41	753	777
	Republic of South Africa	5.375%	7/24/44	1,200	1,119
	Republic of South Africa	5.000%	10/12/46	950	854
	Republic of South Africa	5.650%	9/27/47	1,500	1,430
	Republic of South Africa	6.300%	6/22/48	850	865
1	Transnet SOC Ltd.	4.000%	7/26/22	1,025	983
	ZAR Sovereign Capital Fund Pty Ltd.	3.903%	6/24/20	400	398
Total South Africa (Cost $23,653)					23,311
Sri Lanka (0.8%)
Sovereign Bonds (0.8%)
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,732	1,737
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,700	1,708
1	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,400	1,347
	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	200	194
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	700	669
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	700	693
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,600	1,566
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	2,000	1,867
1	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	1,050	1,004
Total Sri Lanka (Cost $11,061)					10,785
Supranational (0.2%)
Sovereign Bonds (0.2%)
1	Africa Finance Corp.	4.375%	4/29/20	750	752
1	Africa Finance Corp.	3.875%	4/13/24	500	479
	African Export-Import Bank	4.000%	5/24/21	900	901
	African Export-Import Bank	4.125%	6/20/24	750	723
1	Arab Petroleum Investments Corp.	4.125%	9/18/23	600	609
Total Supranational (Cost $3,522)					3,464
Suriname (0.0%)
Sovereign Bonds (0.0%)
2	Suriname Government International Bond	9.250%	10/26/26	300	286
Total Suriname (Cost $308)					286
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Tajikistan	7.125%	9/14/27	500	453
Total Tajikistan (Cost $452)					453
Thailand (0.0%)
Sovereign Bonds (0.0%)
	PTT Public Co. Ltd.	4.500%	10/25/42	400	379

Total Thailand (Cost $368)					379
Trinidad And Tobago (0.2%)
Sovereign Bonds (0.2%)
1	Republic of Trinidad & Tobago	4.375%	1/16/24	400	387
	Republic of Trinidad & Tobago	4.500%	8/4/26	1,300	1,210
2	Trinidad Generation UnLtd	5.250%	11/4/27	600	578
Total Trinidad And Tobago (Cost $2,291)					2,175
Tunisia (0.1%)
Sovereign Bonds (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	2,100	1,837
Total Tunisia (Cost $2,008)					1,837
Turkey (4.4%)
Sovereign Bonds (4.4%)
	Export Credit Bank of Turkey	5.375%	2/8/21	200	196
1	Export Credit Bank of Turkey	5.375%	2/8/21	500	488
1	Export Credit Bank of Turkey	5.000%	9/23/21	400	387
1	Export Credit Bank of Turkey	4.250%	9/18/22	500	459
1	Export Credit Bank of Turkey	8.250%	1/24/24	500	514
1	Export Credit Bank of Turkey	6.125%	5/3/24	900	839
	Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,250	1,228
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	500	483
1	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	738
	Republic of Turkey	7.000%	6/5/20	2,530	2,593
	Republic of Turkey	5.625%	3/30/21	1,901	1,918
	Republic of Turkey	5.125%	3/25/22	1,925	1,896
	Republic of Turkey	6.250%	9/26/22	2,554	2,596
	Republic of Turkey	3.250%	3/23/23	1,801	1,639
	Republic of Turkey	7.250%	12/23/23	2,000	2,100
	Republic of Turkey	5.750%	3/22/24	2,750	2,705
	Republic of Turkey	7.375%	2/5/25	2,800	2,923
	Republic of Turkey	4.250%	4/14/26	2,750	2,420
	Republic of Turkey	4.875%	10/9/26	3,300	2,986
	Republic of Turkey	6.000%	3/25/27	3,350	3,224
	Republic of Turkey	5.125%	2/17/28	700	633
	Republic of Turkey	7.625%	4/26/29	2,200	2,285
	Republic of Turkey	8.000%	2/14/34	2,690	2,912
	Republic of Turkey	6.875%	3/17/36	4,548	4,463
	Republic of Turkey	6.750%	5/30/40	2,410	2,332
	Republic of Turkey	6.000%	1/14/41	3,580	3,168
	Republic of Turkey	4.875%	4/16/43	4,119	3,218
	Republic of Turkey	6.625%	2/17/45	850	810
	Republic of Turkey	5.750%	5/11/47	4,550	3,872
1	TC Ziraat Bankasi AS	4.750%	4/29/21	800	765
	TC Ziraat Bankasi AS	5.125%	5/3/22	900	839
1	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	383
	Turkiye Halk Bankasi AS	3.875%	2/5/20	800	770
	Turkiye Halk Bankasi AS	4.750%	2/11/21	700	640
1	Turkiye Halk Bankasi AS	5.000%	7/13/21	500	450
	Turkiye Halk Bankasi AS	5.000%	7/13/21	200	182
1	Turkiye Vakiflar Bankasi TAO	5.625%	5/30/22	500	473
	Turkiye Vakiflar Bankasi TAO	6.000%	11/1/22	200	180
2	Turkiye Vakiflar Bankasi TAO	6.875%	2/3/25	600	538
2	Turkiye Vakiflar Bankasi TAO	8.000%	11/1/27	1,000	861

Total Turkey (Cost $66,415)					62,106
Ukraine (1.2%)
Sovereign Bonds (1.2%)
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,000	973
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	195
1	Ukraine	7.750%	9/1/20	378	374
	Ukraine	7.750%	9/1/20	600	594
	Ukraine	7.750%	9/1/21	440	433
1	Ukraine	7.750%	9/1/21	907	891
	Ukraine	7.750%	9/1/22	1,950	1,882
	Ukraine	7.750%	9/1/23	1,300	1,239
1	Ukraine	8.994%	2/1/24	700	688
	Ukraine	7.750%	9/1/24	1,750	1,639
	Ukraine	7.750%	9/1/25	250	230
	Ukraine	7.750%	9/1/26	2,350	2,138
	Ukraine	7.750%	9/1/27	1,000	902
1	Ukraine	9.750%	11/1/28	1,200	1,188
1,2	Ukraine	7.375%	9/25/32	2,900	2,472
2	Ukraine Government International Bond	7.375%	9/25/32	450	384
1,2	Ukraine Railways Via Shortline plc	9.875%	9/15/21	200	198
2	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	350	349
1,2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	200	195
2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	700	678
Total Ukraine (Cost $18,122)					17,642
United Arab Emirates (4.4%)
Sovereign Bonds (4.4%)
1	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/29	800	783
1,2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	2,750	2,786
	Abu Dhabi National Energy Co. PJSC	3.625%	6/22/21	750	751
	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	780	829
1	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	212
	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	200	199
1	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,000	1,993
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	850	846
	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	400	408
1	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	1,000	1,014
1	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	775	804
1	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	425	517
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	2,000	1,976
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	430
1	DAE Funding LLC	4.000%	8/1/20	515	510
1	DAE Funding LLC	4.500%	8/1/22	800	790
1	DAE Funding LLC	5.000%	8/1/24	1,000	980
1	Dolphin Energy Ltd.	5.500%	12/15/21	820	859
	DP World Crescent Ltd.	3.908%	5/31/23	800	796
1	DP World Crescent Ltd.	4.848%	9/26/28	1,000	1,012
	DP World Ltd.	3.250%	5/18/20	1,250	1,246
1	DP World Ltd.	6.850%	7/2/37	1,540	1,798
1	DP World Ltd.	5.625%	9/25/48	1,000	991
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	217
1	Dubai Electricity & Water Authority	7.375%	10/21/20	2,075	2,208
	Emirate of Abu Dhabi	2.125%	5/3/21	2,065	2,026
1	Emirate of Abu Dhabi	2.500%	10/11/22	500	490
	Emirate of Abu Dhabi	2.500%	10/11/22	1,650	1,618
1	Emirate of Abu Dhabi	3.125%	5/3/26	450	444

	Emirate of Abu Dhabi	3.125%	5/3/26	2,107	2,081
1	Emirate of Abu Dhabi	3.125%	10/11/27	4,250	4,150
	Emirate of Abu Dhabi	3.125%	10/11/27	800	781
1	Emirate of Abu Dhabi	4.125%	10/11/47	3,500	3,456
	Emirate of Abu Dhabi	4.125%	10/11/47	700	691
	Emirate of Dubai	7.750%	10/5/20	1,300	1,395
	Emirate of Dubai	3.875%	1/30/23	1,100	1,105
	Emirate of Dubai	5.250%	1/30/43	200	206
1,2	Emirates Airline	4.500%	2/6/25	842	833
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	300	299
	First Abu Dhabi Bank PJSC	2.250%	2/11/20	1,475	1,457
	First Gulf Bank PJSC	2.625%	2/24/20	900	892
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	249
	ICD Sukuk Co. Ltd.	5.000%	2/1/27	1,100	1,093
	IPIC GMTN Ltd.	5.000%	11/15/20	250	257
1	IPIC GMTN Ltd.	5.000%	11/15/20	1,650	1,696
1	IPIC GMTN Ltd.	5.500%	3/1/22	1,710	1,811
1	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,092
1	MDC-GMTN BV	3.250%	4/28/22	200	199
	MDC-GMTN BV	2.750%	5/11/23	450	439
	MDC-GMTN BV	3.000%	4/19/24	850	830
	MDC-GMTN BV	4.500%	11/7/28	800	847
	MDC-GMTN BV	3.750%	4/19/29	650	648
2	Medjool Ltd.	3.875%	3/19/23	171	169
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	345
1	Oztel Holdings SPC Ltd.	5.625%	10/24/23	600	584
1	Oztel Holdings SPC Ltd.	6.625%	4/24/28	900	846
	RAK Capital	3.094%	3/31/25	700	670
2	Ruwais Power Co. PJSC	6.000%	8/31/36	600	675
	Sharjah Sukuk 2 Ltd.	3.839%	1/27/21	700	704
	Sharjah Sukuk Ltd.	3.764%	9/17/24	600	596
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	700	702
	Union National Bank PJSC	4.000%	3/13/23	900	902
Total United Arab Emirates (Cost $62,543)					62,233
Uruguay (1.0%)
Sovereign Bonds (1.0%)
2	Oriental Republic of Uruguay	8.000%	11/18/22	348	394
2	Oriental Republic of Uruguay	4.500%	8/14/24	1,389	1,439
2	Oriental Republic of Uruguay	4.375%	10/27/27	2,105	2,155
2	Oriental Republic of Uruguay	4.375%	1/23/31	808	808
	Oriental Republic of Uruguay	7.875%	1/15/33	546	739
2	Oriental Republic of Uruguay	7.625%	3/21/36	1,276	1,711
2	Oriental Republic of Uruguay	4.125%	11/20/45	950	878
2	Oriental Republic of Uruguay	5.100%	6/18/50	4,625	4,768
2	Oriental Republic of Uruguay	4.975%	4/20/55	850	845
	Socialist Republic of Vietnam	6.750%	1/29/20	100	103
Total Uruguay (Cost $13,252)					13,840
Venezuela (0.8%)
Sovereign Bonds (0.8%)
*	Bolivarian Republic of Venezuela	6.000%	12/9/20	2,356	719
*,2	Bolivarian Republic of Venezuela	12.750%	8/23/22	3,355	1,107
*	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,532	490
*	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	905
*	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,392	765

*	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	735
*	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	1,065
*	Bolivarian Republic of Venezuela	9.250%	5/7/28	940	301
*,2	Bolivarian Republic of Venezuela	11.950%	8/5/31	4,429	1,473
*	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	674
*	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	416
1	Citgo Holding Inc.	10.750%	2/15/20	1,520	1,543
1	CITGO Petroleum Corp.	6.250%	8/15/22	535	527
	CITGO Petroleum Corp.	6.250%	8/15/22	100	98
Total Venezuela (Cost $15,598)					10,818
Vietnam (0.1%)
Sovereign Bonds (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	1,000	1,047
Total Vietnam (Cost $1,004)					1,047
Zambia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Zambia	5.375%	9/20/22	725	568
	Republic of Zambia	8.500%	4/14/24	1,000	827
	Republic of Zambia	8.970%	7/30/27	1,100	907
Total Zambia (Cost $2,674)					2,302

				Shares
Money Market Fund (0.7%)
11	Vanguard Market Liquidity Fund (Cost $10,574)	2.572%		105,735	10,573
Total Money Market Fund (Cost $10,574)					10,573
Total Investments (98.7%) (Cost $1,407,753)					1,390,120
Other Assets and Liabilities-Net (1.3%)[12]					17,636
Net Assets (100%)					1,407,756

*	Non-income-producing security--security in default.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $248,665,000, representing 17.7% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Guaranteed by the Republic of Azerbaijan.
4	Adjustable-rate security.
5	Guaranteed by the Republic of Hungary.
6	Guaranteed by the Republic of Indonesia.
7	Guaranteed by the Government of Mongolia.
8	Guaranteed by the Republic of the Philippines.
9	Guaranteed by the Kingdom of Saudi Arabia.
10	Guaranteed by the Republic of South Africa.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Cash of $70,000 has been segregated as initial margin for open futures contracts.

Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2019	80	10,455	371
5-Year U.S. Treasury Note	March 2019	83	9,533	172
				543
Short Futures Contracts
10-Year U.S. Treasury Note	March 2019	(126)	(15,431)	(366)
2-Year U.S. Treasury Note	March 2019	(38)	(8,068)	(53)
Ultra Long U.S. Treasury Bond	March 2019	(7)	(1,128)	(5)
30-Year U.S. Treasury Bond	March 2019	(2)	(293)	(3)
				(427)
				116

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the

Emerging Markets Government Bond Index Fund

prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Sovereign Bonds	—	1,379,547	—
Temporary Cash Investments	10,573	—	—
Futures Contracts—Assets[1]	76	—	—
Futures Contracts—Liabilities[1]	(111)	—	—
Total	10,538	1,379,547	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Australia (4.4%)
Woolworths Group Ltd.	1,011,210	21,608
AGL Energy Ltd.	1,029,231	16,082
Transurban Group	1,751,890	15,536
Wesfarmers Ltd.	635,338	14,904
Sonic Healthcare Ltd.	606,186	10,168
Stockland	2,749,724	7,579
ASX Ltd.	160,804	7,466
Cochlear Ltd.	48,122	6,801
National Australia Bank Ltd.	359,181	6,237
Caltex Australia Ltd.	313,136	6,121
Newcrest Mining Ltd.	331,816	5,903
Amcor Ltd.	432,183	4,291
GPT Group	871,559	3,685
Goodman Group	428,710	3,649
Woodside Petroleum Ltd.	115,122	2,880
Sydney Airport	532,017	2,539
* Coles Group Ltd.	177,345	1,613
^ JB Hi-Fi Ltd.	75,108	1,224
Coca-Cola Amatil Ltd.	193,554	1,182
Crown Resorts Ltd.	120,123	1,047
BWP Trust	383,701	1,017
Northern Star Resources Ltd.	126,398	808
Tabcorp Holdings Ltd.	237,024	803
Aurizon Holdings Ltd.	241,271	773
Dexus	91,030	762
QBE Insurance Group Ltd.	92,219	722
Ramsay Health Care Ltd.	16,385	677
Insurance Australia Group Ltd.	126,338	653
Charter Hall Retail REIT	191,055	633
		147,363
Austria (0.0%)
voestalpine AG	50,217	1,605

Belgium (0.5%)
Colruyt SA	159,105	11,426
Elia System Operator SA	22,220	1,626
Sofina SA	5,842	1,159
UCB SA	11,288	978
Cofinimmo SA	5,895	779
Ackermans & van Haaren NV	2,298	368
		16,336
Brazil (1.9%)
Ambev SA ADR	3,568,353	17,164
Telefonica Brasil SA ADR	1,236,946	16,575
Banco Bradesco SA ADR	623,006	7,738
Itau Unibanco Holding SA ADR	705,862	7,510
^ Ultrapar Participacoes SA ADR	312,502	4,931
Embraer SA ADR	143,112	3,045

	Cia Brasileira de Distribuicao ADR	89,009	2,380
^	Gerdau SA ADR	520,904	2,256
	TIM Participacoes SA ADR	117,950	1,998
*	BRF SA ADR	126,242	821
			64,418
Canada (6.2%)
	BCE Inc.	698,798	30,384
	TELUS Corp.	791,677	27,728
^	Emera Inc.	648,116	22,690
	Shaw Communications Inc. Class B	784,049	15,920
	Bank of Montreal	195,492	14,310
	Dollarama Inc.	531,024	14,295
	National Bank of Canada	271,072	12,750
^	Canadian Tire Corp. Ltd. Class A	87,525	9,955
	Royal Bank of Canada	130,716	9,950
	Toronto-Dominion Bank	147,314	8,297
	Intact Financial Corp.	100,039	7,908
	Pembina Pipeline Corp.	167,720	5,976
	Canadian Imperial Bank of Commerce	61,473	5,212
	Alimentation Couche-Tard Inc. Class B	69,068	3,752
	Bank of Nova Scotia	58,647	3,339
	Metro Inc.	86,046	3,128
	Fortis Inc.	66,035	2,355
	Franco-Nevada Corp.	25,091	1,946
^	RioCan REIT	98,682	1,872
	TransCanada Corp.	41,023	1,745
*	CGI Group Inc.	18,967	1,254
2	Hydro One Ltd.	76,982	1,206
	Sun Life Financial Inc.	32,662	1,178
	Loblaw Cos. Ltd.	21,440	1,038
	George Weston Ltd.	11,520	837
			209,025
Chile (0.3%)
	Enel Americas SA ADR	399,847	4,134
^	Sociedad Quimica y Minera de Chile SA ADR	52,006	2,219
	Banco Santander Chile ADR	29,242	946
	Cia Cervecerias Unidas SA ADR	30,786	859
	Enel Chile SA ADR	152,793	830
			8,988
China (1.1%)
	China Mobile Ltd. ADR	703,162	36,895
	ZTO Express Cayman Inc. ADR	53,248	912
			37,807
Denmark (0.7%)
	Carlsberg A/S Class B	89,337	10,228
	Novo Nordisk A/S Class B	123,335	5,780
	Coloplast A/S Class B	51,189	4,676
	Tryg A/S	36,608	934
	Jyske Bank A/S	17,137	643
	H Lundbeck A/S	12,648	555
			22,816
Finland (0.3%)
	Elisa Oyj	97,265	4,070
	Nokia Oyj	408,899	2,583
	Sampo Oyj Class A	47,215	2,163

	Kesko Oyj Class B	17,152	987
			9,803
France (2.5%)
	Hermes International	22,924	13,738
	Thales SA	81,628	9,027
	Vivendi SA	302,413	7,711
	Orange SA	486,818	7,551
	Sanofi	81,840	7,114
	Pernod Ricard SA	40,624	6,740
	Accor SA	148,429	6,455
	Veolia Environnement SA	249,840	5,278
^	Sodexo SA	40,591	4,226
	Eiffage SA	33,530	3,141
	Publicis Groupe SA	42,340	2,585
	Alstom SA	61,381	2,469
	Lagardere SCA	70,942	1,854
	SCOR SE	28,753	1,210
	Covivio	11,526	1,178
	Legrand SA	14,345	850
	Suez	59,028	757
	Capgemini SE	6,387	705
	Dassault Systemes SE	5,307	665
	Ipsen SA	4,557	574
			83,828
Germany (1.8%)
	Deutsche Telekom AG	961,479	15,635
	Henkel AG & Co. KGaA Preference Shares	59,430	5,784
	Merck KGaA	50,401	5,292
	MTU Aero Engines AG	22,355	4,821
	Hannover Rueck SE	26,902	3,883
	HUGO BOSS AG	53,024	3,802
	E.ON SE	299,746	3,332
	Beiersdorf AG	30,239	3,027
	Fielmann AG	43,608	2,961
	Aareal Bank AG	80,125	2,591
2	Scout24 AG	47,792	2,247
	Axel Springer SE	30,545	1,870
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,322	1,634
	Fraport AG Frankfurt Airport Services Worldwide	15,970	1,262
	RHOEN-KLINIKUM AG	44,814	1,168
	Brenntag AG	23,192	1,098
	Freenet AG	43,292	922
*,2	Delivery Hero SE	16,860	623
			61,952
Hong Kong (2.4%)
	CLP Holdings Ltd.	2,168,350	25,255
	Hang Seng Bank Ltd.	606,100	13,944
	Power Assets Holdings Ltd.	1,906,000	12,840
	CK Hutchison Holdings Ltd.	614,500	6,206
	MTR Corp. Ltd.	812,500	4,544
	Yuexiu REIT	5,326,000	3,696
	BOC Hong Kong Holdings Ltd.	828,500	3,201
	Want Want China Holdings Ltd.	3,487,000	2,826
	Hong Kong & China Gas Co. Ltd.	1,196,000	2,599
	CK Infrastructure Holdings Ltd.	271,000	2,188
	Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,759

Jardine Matheson Holdings Ltd.	25,200	1,686
China Mengniu Dairy Co. Ltd.	44,000	136
80,880
India (1.9%)
HDFC Bank Ltd. ADR	331,939	32,603
Infosys Ltd. ADR	1,927,461	20,817
Dr Reddy’s Laboratories Ltd. ADR	178,468	6,816
*	Tata Motors Ltd. ADR	206,928	2,704
2	Reliance Industries Ltd. GDR	32,197	1,110
64,050
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	8,025

Ireland (0.1%)
Kerry Group plc Class A	34,890	3,562
Kingspan Group plc	13,075	535
4,097
Israel (0.3%)
Bank Hapoalim BM	920,128	6,237
Bank Leumi Le-Israel BM	439,128	2,903
Paz Oil Co. Ltd.	5,690	851
9,991
Italy (1.1%)
Assicurazioni Generali SPA	713,928	12,499
Snam SPA	1,564,351	7,470
Atlantia SPA	158,445	3,750
Terna Rete Elettrica Nazionale SPA	553,914	3,414
Eni SPA	180,000	3,052
UnipolSai Assicurazioni SPA	1,201,768	3,000
Davide Campari-Milano SPA	326,166	2,931
Mediobanca Banca di Credito Finanziario SPA	238,470	2,078
38,194
Japan (5.8%)
Skylark Holdings Co. Ltd.	1,058,900	17,641
^	Yamada Denki Co. Ltd.	3,440,600	16,943
NEC Corp.	473,400	15,909
Canon Inc.	511,900	14,722
Japan Tobacco Inc.	472,000	11,949
Japan Post Holdings Co. Ltd.	963,600	11,846
^	Sawai Pharmaceutical Co. Ltd.	164,600	8,482
Mitsubishi Tanabe Pharma Corp.	526,300	8,245
Seven & i Holdings Co. Ltd.	172,300	7,503
Kagome Co. Ltd.	230,700	6,157
Toyo Suisan Kaisha Ltd.	132,600	4,773
Toho Co. Ltd.	122,400	4,465
Lawson Inc.	63,800	3,933
ABC-Mart Inc.	66,800	3,838
NTT DOCOMO Inc.	154,800	3,719
Chugoku Electric Power Co. Inc.	267,800	3,665
Taisho Pharmaceutical Holdings Co. Ltd.	30,800	3,128
Nitori Holdings Co. Ltd.	22,600	2,943
Sankyo Co. Ltd.	68,300	2,647
Japan Airlines Co. Ltd.	72,100	2,625
Ajinomoto Co. Inc.	148,100	2,564
Isetan Mitsukoshi Holdings Ltd.	221,000	2,274

Nippon Steel & Sumitomo Metal Corp.	94,000	1,741
Shimamura Co. Ltd.	19,500	1,689
Oriental Land Co. Ltd.	16,200	1,661
Nisshin Seifun Group Inc.	77,500	1,564
MOS Food Services Inc.	60,500	1,519
Mitsubishi Materials Corp.	51,700	1,480
Takashimaya Co. Ltd.	108,200	1,471
Nissin Foods Holdings Co. Ltd.	23,000	1,464
Calbee Inc.	37,800	1,217
Aozora Bank Ltd.	37,500	1,155
Shimano Inc.	7,600	1,066
Kewpie Corp.	46,300	1,052
Ezaki Glico Co. Ltd.	19,600	978
Suzuken Co. Ltd.	18,400	966
Nippon Television Holdings Inc.	59,900	941
Rohto Pharmaceutical Co. Ltd.	32,900	887
Sega Sammy Holdings Inc.	62,600	882
MEIJI Holdings Co. Ltd.	11,400	882
Tsumura & Co.	27,900	814
Kamigumi Co. Ltd.	36,000	797
MediPal Holdings Corp.	33,700	778
Ryohin Keikaku Co. Ltd.	3,200	763
Fuji Media Holdings Inc.	49,100	727
Sugi Holdings Co. Ltd.	15,400	639
Kura Corp.	12,300	637
Studio Alice Co. Ltd.	28,500	637
Earth Corp.	13,200	629
Benesse Holdings Inc.	23,900	624
Chugai Pharmaceutical Co. Ltd.	10,500	620
Otsuka Holdings Co. Ltd.	14,900	611
J Front Retailing Co. Ltd.	53,100	609
Japan Post Bank Co. Ltd.	49,500	576
Hisamitsu Pharmaceutical Co. Inc.	11,100	569
Yoshinoya Holdings Co. Ltd.	31,400	497
^ UACJ Corp.	20,900	451
Tokyo Steel Manufacturing Co. Ltd.	36,500	308
		193,872
Mexico (0.6%)
Fomento Economico Mexicano SAB de CV ADR	197,552	17,981
Grupo Televisa SAB ADR	319,233	3,994
		21,975
Netherlands (0.7%)
Koninklijke Ahold Delhaize NV	674,026	17,758
Heineken NV	45,502	4,087
* Akzo Nobel NV	18,347	1,579
Koninklijke KPN NV	366,626	1,127
Koninklijke Vopak NV	8,000	407
		24,958
New Zealand (0.1%)
Spark New Zealand Ltd.	1,892,934	5,321

Norway (0.5%)
Orkla ASA	1,230,350	9,944
Telenor ASA	217,637	4,121
Norsk Hydro ASA	294,483	1,365
		15,430

Poland (0.3%)
	Bank Polska Kasa Opieki SA	94,746	2,820
	Powszechny Zaklad Ubezpieczen SA	212,800	2,557
*	KGHM Polska Miedz SA	78,412	1,989
	Powszechna Kasa Oszczednosci Bank Polski SA	78,232	832
	Polski Koncern Naftowy ORLEN SA	21,777	613
			8,811
Singapore (0.9%)
	Oversea-Chinese Banking Corp. Ltd.	1,062,548	9,115
	Singapore Telecommunications Ltd.	3,569,900	8,027
	United Overseas Bank Ltd.	395,600	7,414
	Singapore Airlines Ltd.	183,340	1,317
	Wilmar International Ltd.	480,400	1,190
	Singapore Technologies Engineering Ltd.	267,000	739
	Singapore Exchange Ltd.	121,900	693
	Keppel Corp. Ltd.	150,100	683
			29,178
South Africa (0.3%)
	AngloGold Ashanti Ltd. ADR	657,608	9,397

South Korea (3.2%)
	Samsung Electronics Co. Ltd.	439,028	18,305
	Korea Zinc Co. Ltd.	42,912	16,993
	KT Corp.	510,114	13,113
	KT&G Corp.	142,477	12,686
	SK Telecom Co. Ltd.	34,066	7,887
	Samsung Life Insurance Co. Ltd.	67,281	5,350
	Samsung Fire & Marine Insurance Co. Ltd.	15,319	3,759
	Shinhan Financial Group Co. Ltd.	94,267	3,646
	Kangwon Land Inc.	116,922	3,577
§	Woori Bank	198,943	2,646
	GS Holdings Corp.	51,116	2,502
	Maeil Dairies Co. Ltd.	33,866	2,339
	POSCO	8,975	2,215
	Samsung Electronics Co. Ltd. Preference Shares	63,185	2,141
	S-Oil Corp.	18,359	1,729
	SK Holdings Co. Ltd.	6,235	1,481
	Hyundai Steel Co.	29,023	1,335
	Yuhan Corp.	6,175	1,322
	KB Financial Group Inc.	29,803	1,281
	Lotte Shopping Co. Ltd.	6,430	1,134
	Hana Financial Group Inc.	28,051	1,009
	Macquarie Korea Infrastructure Fund	106,880	949
	Samsung SDS Co. Ltd.	4,201	848
*	Kolon Life Science Inc.	8,762	563
	Hyundai Department Store Co. Ltd.	6,499	559
			109,369
Spain (1.0%)
	Enagas SA	274,214	7,993
	Merlin Properties Socimi SA	557,221	7,475
	Red Electrica Corp. SA	222,912	5,137
	Endesa SA	140,657	3,518
2	Aena SME SA	12,043	2,082
	Bankinter SA	243,413	1,901
*	Ferrovial SA	50,639	1,135
	Viscofan SA	15,824	882

	Ebro Foods SA	40,418	832
	Telefonica SA	84,013	723
	Acerinox SA	65,321	712
	Mediaset Espana Comunicacion SA	77,727	548
			32,938
Sweden (0.8%)
	Swedish Match AB	340,303	15,246
	Essity AB Class B	174,354	4,824
^	ICA Gruppen AB	80,615	2,835
	Telia Co. AB	450,547	1,964
	Tele2 AB	80,078	1,003
			25,872
Switzerland (2.4%)
	Swisscom AG	56,316	26,992
	Kuehne & Nagel International AG	93,741	12,677
	Sonova Holding AG	56,185	10,544
	Baloise Holding AG	65,907	10,207
	Logitech International SA	186,464	6,803
	Flughafen Zurich AG	17,129	3,026
	Swiss Prime Site AG	35,518	3,009
	dormakaba Holding AG	2,472	1,628
	Allreal Holding AG	9,242	1,499
	Straumann Holding AG	1,639	1,190
2	Sunrise Communications Group AG	13,695	1,155
	Chocoladefabriken Lindt & Spruengli AG	178	1,132
	Swiss Life Holding AG	1,704	703
	Siegfried Holding AG	1,924	679
			81,244
Taiwan (0.5%)
	Chunghwa Telecom Co. Ltd. ADR	212,819	7,470
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,204	6,554
	United Microelectronics Corp. ADR	995,508	1,881
			15,905
United Kingdom (7.3%)
	GlaxoSmithKline plc	1,196,353	23,239
	Compass Group plc	740,679	15,850
	Wm Morrison Supermarkets plc	4,135,373	12,717
	Whitbread plc	197,914	12,681
	Coca-Cola HBC AG	364,790	12,260
	Smith & Nephew plc	633,499	11,934
	Marks & Spencer Group plc	2,889,302	10,932
	Informa plc	1,150,577	10,220
	AstraZeneca plc	118,777	8,605
	Royal Dutch Shell plc Class B	263,565	8,183
	B&M European Value Retail SA	1,847,437	7,867
	Tate & Lyle plc	852,001	7,691
	RSA Insurance Group plc	1,090,222	7,351
	Rightmove plc	1,122,620	6,952
	Segro plc	775,570	6,593
	Pearson plc	528,235	6,280
	Legal & General Group plc	1,669,657	5,688
*	InterContinental Hotels Group plc	92,346	5,248
	Diageo plc	133,956	5,113
	BHP Group plc	211,149	4,718
	British Land Co. plc	533,844	4,022
	Land Securities Group plc	296,620	3,373

	BAE Systems plc	467,974	3,148
	Bunzl plc	83,377	2,629
	Direct Line Insurance Group plc	573,740	2,536
	Tesco plc	858,633	2,514
	SSE plc	157,578	2,422
	WH Smith plc	94,243	2,419
2	Merlin Entertainments plc	532,359	2,359
	Imperial Brands plc	68,651	2,279
	J Sainsbury plc	494,086	1,850
	Carnival plc	32,249	1,825
	Inchcape plc	208,142	1,566
	UDG Healthcare plc	205,596	1,565
	Antofagasta plc	136,063	1,555
	HSBC Holdings plc	181,765	1,531
	Meggitt plc	217,708	1,474
	Derwent London plc	34,277	1,458
	Centrica plc	625,777	1,125
	UK Commercial Property REIT Ltd.	899,207	1,049
	DCC plc	12,780	1,046
	Croda International plc	15,997	1,013
	Next plc	15,409	980
	Admiral Group plc	33,529	912
	Smiths Group plc	46,910	891
	F&C Commercial Property Trust Ltd.	434,498	740
	ITV plc	419,590	712
	Associated British Foods plc	22,516	707
	Sage Group plc	83,663	688
	St. James’s Place plc	54,849	676
	Schroders plc	18,169	623
	Paddy Power Betfair plc	7,479	614
	Kingfisher plc	203,970	596
	Reckitt Benckiser Group plc	6,727	518
	TUI AG	29,315	444
	Saga plc	229,498	328
	Great Portland Estates plc	28,626	275
			244,584
United States (49.3%)
Communication Services (0.8%)
	Omnicom Group Inc.	140,118	10,912
	Cable One Inc.	6,498	5,747
	John Wiley & Sons Inc. Class A	105,106	5,442
*	Madison Square Garden Co. Class A	19,250	5,350
	News Corp. Class A	57,416	737
			28,188
Consumer Discretionary (4.0%)
	Service Corp. International	544,011	23,349
	Yum China Holdings Inc.	403,479	14,707
*	Dollar Tree Inc.	144,093	13,953
	TJX Cos. Inc.	227,728	11,325
*	Bright Horizons Family Solutions Inc.	83,386	9,655
*	Grand Canyon Education Inc.	98,053	9,113
	Yum! Brands Inc.	83,103	7,810
	Pool Corp.	40,381	6,054
*	Murphy USA Inc.	79,494	5,847
	Dunkin’ Brands Group Inc.	60,533	4,140
	Hyatt Hotels Corp. Class A	56,778	3,969

	Graham Holdings Co. Class B	5,694	3,787
^	Cracker Barrel Old Country Store Inc.	18,083	3,025
*	Rent-A-Center Inc.	171,383	2,999
	Darden Restaurants Inc.	28,265	2,966
	Churchill Downs Inc.	29,256	2,691
	Choice Hotels International Inc.	31,076	2,460
	Genuine Parts Co.	22,435	2,239
	Columbia Sportswear Co.	13,032	1,162
*	ServiceMaster Global Holdings Inc.	28,570	1,114
	Texas Roadhouse Inc. Class A	17,927	1,091
	Extended Stay America Inc.	59,080	1,010
	Aaron’s Inc.	18,457	924
	Vail Resorts Inc.	2,881	542
			135,932
Consumer Staples (3.5%)
	Church & Dwight Co. Inc.	390,718	25,244
	Colgate-Palmolive Co.	200,380	12,961
	Archer-Daniels-Midland Co.	275,461	12,368
	Vector Group Ltd.	869,258	9,562
	Clorox Co.	61,405	9,111
	Coca-Cola Co.	164,700	7,927
	Kimberly-Clark Corp.	66,329	7,388
	Procter & Gamble Co.	73,366	7,078
	Lancaster Colony Corp.	37,365	5,944
	Sysco Corp.	66,363	4,237
	Hershey Co.	33,995	3,607
^	Hormel Foods Corp.	72,386	3,063
	Bunge Ltd.	46,355	2,553
	Mondelez International Inc. Class A	46,154	2,135
	J&J Snack Foods Corp.	8,387	1,294
	Coca-Cola European Partners plc	27,089	1,289
	PriceSmart Inc.	13,028	798
			116,559
Energy (0.0%)
	Ship Finance International Ltd.	77,542	943

Financials (13.4%)
	Starwood Property Trust Inc.	2,323,968	51,313
	Blackstone Mortgage Trust Inc. Class A	1,432,664	49,413
	AGNC Investment Corp.	2,725,952	48,822
	Annaly Capital Management Inc.	2,769,389	28,912
	Apollo Commercial Real Estate Finance Inc.	1,481,759	26,968
	RenaissanceRe Holdings Ltd.	149,865	20,686
	Two Harbors Investment Corp.	1,235,764	18,030
	Arthur J Gallagher & Co.	230,380	17,212
3	Brown & Brown Inc.	602,566	16,366
	New Residential Investment Corp.	955,965	16,232
	Washington Federal Inc.	551,294	16,037
	White Mountains Insurance Group Ltd.	15,647	13,982
	MFA Financial Inc.	1,596,983	11,706
	Marsh & McLennan Cos. Inc.	115,997	10,230
	Chimera Investment Corp.	508,045	9,668
	Torchmark Corp.	103,643	8,681
	Bank of Hawaii Corp.	89,616	6,930
	Aon plc	38,384	5,997
	Capitol Federal Financial Inc.	455,900	5,867

	WR Berkley Corp.	72,989	5,612
	ProAssurance Corp.	115,023	4,907
	Commerce Bancshares Inc.	76,498	4,575
*	Arch Capital Group Ltd.	153,715	4,511
	TFS Financial Corp.	219,700	3,583
	Oritani Financial Corp.	206,400	3,480
	Northwest Bancshares Inc.	180,081	3,177
	Invesco Mortgage Capital Inc.	190,843	3,073
	American Financial Group Inc.	32,163	3,068
	Old Republic International Corp.	139,839	2,818
	Willis Towers Watson plc	16,123	2,625
*	Markel Corp.	2,040	2,149
	Hanover Insurance Group Inc.	18,073	2,061
	Capstead Mortgage Corp.	241,849	1,782
	Everest Re Group Ltd.	7,759	1,700
	People’s United Financial Inc.	99,682	1,633
	Loews Corp.	32,594	1,561
	Redwood Trust Inc.	90,552	1,461
	First Hawaiian Inc.	55,251	1,422
	Fidelity National Financial Inc.	38,990	1,410
	Alleghany Corp.	1,988	1,256
	Cullen/Frost Bankers Inc.	12,049	1,172
	Granite Point Mortgage Trust Inc.	54,907	1,072
	ARMOUR Residential REIT Inc.	44,162	928
	Mercury General Corp.	13,894	718
	FNB Corp.	58,304	679
	Safety Insurance Group Inc.	6,600	543
	Cathay General Bancorp	14,272	530
	IBERIABANK Corp.	7,000	517
	Trustmark Corp.	16,020	505
	Home BancShares Inc.	25,860	473
	First Citizens BancShares Inc. Class A	1,000	407
	PennyMac Mortgage Investment Trust	13,255	268
	Independent Bank Corp.	3,000	239
			448,967
Health Care (3.1%)
4	Quest Diagnostics Inc.	302,877	26,456
	Chemed Corp.	86,984	25,916
	Eli Lilly & Co.	109,666	13,145
*	Premier Inc. Class A	315,251	12,544
	Universal Health Services Inc. Class B	53,444	7,083
*	Henry Schein Inc.	67,355	5,233
4	Pfizer Inc.	113,097	4,801
	Encompass Health Corp.	55,042	3,679
	STERIS plc	29,223	3,333
	West Pharmaceutical Services Inc.	14,204	1,538
*	LHC Group Inc.	8,876	938
*	Tivity Health Inc.	24,820	553
			105,219
Industrials (4.1%)
	Waste Management Inc.	276,960	26,497
	Expeditors International of Washington Inc.	378,032	26,198
	Republic Services Inc. Class A	289,648	22,219
	Rollins Inc.	309,250	11,516
	Harris Corp.	73,021	11,185
	Carlisle Cos. Inc.	94,817	10,215

	BWX Technologies Inc.	146,503	6,801
	Hexcel Corp.	74,622	5,053
*	Teledyne Technologies Inc.	17,400	3,901
4	General Dynamics Corp.	20,100	3,440
	National Presto Industries Inc.	17,011	2,035
	Curtiss-Wright Corp.	12,397	1,407
	EMCOR Group Inc.	18,738	1,222
	Macquarie Infrastructure Corp.	27,341	1,180
*	AECOM	37,956	1,162
	AMERCO	2,688	975
	HEICO Corp.	10,113	855
	UniFirst Corp.	5,821	806
*	AerCap Holdings NV	14,988	708
	Valmont Industries Inc.	5,378	694
			138,069
Information Technology (7.2%)
	Amdocs Ltd.	667,377	37,293
4	Jack Henry & Associates Inc.	258,605	34,537
	Fidelity National Information Services Inc.	272,519	28,486
4	Paychex Inc.	353,707	25,042
	Broadridge Financial Solutions Inc.	166,049	16,743
	MAXIMUS Inc.	215,631	15,122
*	Fiserv Inc.	115,386	9,569
	Motorola Solutions Inc.	78,062	9,126
	Genpact Ltd.	278,103	8,296
	Automatic Data Processing Inc.	55,569	7,771
	Amphenol Corp. Class A	82,408	7,245
	Western Union Co.	318,735	5,817
	Booz Allen Hamilton Holding Corp. Class A	102,212	5,022
	Juniper Networks Inc.	156,113	4,049
	Dolby Laboratories Inc. Class A	59,626	3,854
*	Black Knight Inc.	62,108	3,055
	InterDigital Inc.	41,765	3,041
	FLIR Systems Inc.	60,835	2,974
*	Check Point Software Technologies Ltd.	23,274	2,605
	CDK Global Inc.	43,763	2,140
*	Tyler Technologies Inc.	10,596	2,005
*	Euronet Worldwide Inc.	14,108	1,622
*	ExlService Holdings Inc.	19,412	1,116
*,^	ViaSat Inc.	13,617	854
*	CACI International Inc. Class A	4,783	800
*	Bottomline Technologies Inc.	13,093	676
*	MicroStrategy Inc. Class A	5,210	661
*	Viavi Solutions Inc.	58,513	651
*	CoreLogic Inc.	17,606	639
			240,811
Materials (2.5%)
	AptarGroup Inc.	269,622	26,725
	Kaiser Aluminum Corp.	151,369	15,193
	Sonoco Products Co.	199,070	11,463
	Royal Gold Inc.	101,717	8,887
	Avery Dennison Corp.	64,931	6,782
	Reliance Steel & Aluminum Co.	82,801	6,780
	Newmont Mining Corp.	93,385	3,185
	Compass Minerals International Inc.	50,355	2,631
	Silgan Holdings Inc.	33,250	918

	Sensient Technologies Corp.	8,876	557
			83,121
Real Estate (6.8%)
	Equity Commonwealth	953,172	30,845
	Mid-America Apartment Communities Inc.	162,078	16,415
	Highwoods Properties Inc.	315,604	13,987
	PS Business Parks Inc.	87,643	12,725
	Equity LifeStyle Properties Inc.	115,340	12,212
	Rayonier Inc.	379,328	11,547
3	Apple Hospitality REIT Inc.	698,594	11,464
	UDR Inc.	175,503	7,678
	Gaming and Leisure Properties Inc.	189,207	7,095
	Lamar Advertising Co. Class A	92,747	6,905
	WP Carey Inc.	91,102	6,823
	American Homes 4 Rent Class A	298,727	6,605
3	Hudson Pacific Properties Inc.	187,041	6,073
	Camden Property Trust	57,562	5,581
	Sun Communities Inc.	50,564	5,557
	EastGroup Properties Inc.	52,849	5,468
	STAG Industrial Inc.	187,110	5,159
	First Industrial Realty Trust Inc.	139,199	4,555
	National Health Investors Inc.	53,655	4,467
	Douglas Emmett Inc.	98,502	3,726
	Life Storage Inc.	33,170	3,260
	Healthcare Realty Trust Inc.	97,524	3,149
	Piedmont Office Realty Trust Inc. Class A	161,294	3,123
	Terreno Realty Corp.	74,573	3,008
	Empire State Realty Trust Inc.	175,348	2,711
	Rexford Industrial Realty Inc.	78,188	2,627
	Cousins Properties Inc.	262,880	2,326
	Liberty Property Trust	49,083	2,314
	AvalonBay Communities Inc.	10,754	2,075
	Medical Properties Trust Inc.	106,807	1,944
^	National Retail Properties Inc.	33,465	1,764
	Healthcare Trust of America Inc. Class A	61,219	1,740
	Invitation Homes Inc.	67,685	1,522
	CubeSmart	47,614	1,474
	Duke Realty Corp.	50,390	1,473
	Kilroy Realty Corp.	17,238	1,215
	Urstadt Biddle Properties Inc. Class A	40,998	878
	Alexandria Real Estate Equities Inc.	5,878	774
	Brandywine Realty Trust	45,892	691
	Ryman Hospitality Properties Inc.	8,425	677
	VEREIT Inc.	82,255	665
	Hospitality Properties Trust	24,687	658
	CorePoint Lodging Inc.	52,981	648
	Corporate Office Properties Trust	25,619	632
	Universal Health Realty Income Trust	8,800	613
	Paramount Group Inc.	38,100	552
			227,400
Utilities (3.9%)
	IDACORP Inc.	201,663	19,662
	Hawaiian Electric Industries Inc.	380,806	14,162
	Ameren Corp.	192,534	13,350
	NorthWestern Corp.	183,765	11,744
	ALLETE Inc.	132,946	10,229

Portland General Electric Co.	182,616	8,824
OGE Energy Corp.	176,784	7,239
MDU Resources Group Inc.	253,723	6,523
Southern Co.	133,667	6,496
DTE Energy Co.	49,204	5,794
FirstEnergy Corp.	119,247	4,675
CMS Energy Corp.	77,812	4,057
WEC Energy Group Inc.	51,120	3,733
Pinnacle West Capital Corp.	37,117	3,271
NiSource Inc.	117,675	3,210
El Paso Electric Co.	50,531	2,654
Eversource Energy	36,445	2,530
Alliant Energy Corp.	47,673	2,120
Evergy Inc.	24,214	1,388
Black Hills Corp.	13,028	885
132,546
1,657,755
Total Common Stocks (Cost $3,108,717)	3,345,787
Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
5,6	Vanguard Market Liquidity Fund	2.572%	857,049	85,705

Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	2.439%	4/11/19	750	746
Total Temporary Cash Investments (Cost $86,450)	86,451
Total Investments (102.0%) (Cost $3,195,167)	3,432,238
Other Assets and Liabilities-Net (-2.0%)[6]	(66,567)
Net Assets (100%)	3,365,671
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,825,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 2.2%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $10,782,000, representing 0.3% of net assets.

3	Securities with a value of $2,181,000 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $1,125,000 have been segregated as collateral for open forward currency contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $62,686,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	57	7,708	143
Dow Jones EURO STOXX 50 Index	March 2019	73	2,640	95
Topix Index	March 2019	9	1,297	25
FTSE 100 Index	March 2019	12	1,090	29
S&P ASX 200 Index	March 2019	6	635	30
				322

	Forward Currency Contracts
			Contract Amount (000)

						Unrealized	Unrealized
	Contract					Appreciation	(Depreciation	)
Counterparty	Settlement Date		Receive		Deliver	($000)	($000)
Deutsche Bank AG	2/15/19	USD	270,066	EUR	233,675	2,285	—
Deutsche Bank AG	2/15/19	USD	225,757	GBP	176,367	—	(5,733)
Deutsche Bank AG	2/15/19	USD	192,581	CAD	254,036	—	(819)
BNP Paribas	2/15/19	USD	186,065	JPY	20,087,202	1,452	—
BNP Paribas	2/15/19	USD	137,507	AUD	191,374	—	(1,633)
Deutsche Bank AG	2/15/19	USD	109,699	HKD	858,946	170	—
Deutsche Bank AG	2/15/19	USD	99,480	KRW	111,238,375	—	(534)

Global Minimum Volatility Fund

Deutsche Bank AG	2/15/19	USD	79,367	CHF	77,045	1,789	—
Deutsche Bank AG	2/15/19	USD	59,741	INR	4,224,881	432	—
BNP Paribas	2/15/19	USD	59,639	BRL	220,074	—	(654)
Deutsche Bank AG	2/15/19	USD	28,477	SGD	38,530	—	(154)
Barclays Bank plc	2/15/19	USD	24,532	SEK	217,412	478	—
Goldman Sachs International	2/15/19	USD	20,196	MXN	389,783	—	(144)
Barclays Bank plc	2/15/19	USD	15,499	DKK	100,058	139	—
BNP Paribas	2/15/19	USD	15,295	TWD	469,913	—	(14)
Barclays Bank plc	2/15/19	USD	12,020	NOK	101,735	—	(51)
Toronto-Dominion Bank	2/15/19	USD	11,366	CAD	15,158	—	(174)
Goldman Sachs International	2/19/19	USD	9,679	ILS	35,409	—	(71)
Goldman Sachs International	2/15/19	USD	9,365	GBP	7,244	—	(143)
Goldman Sachs International	2/15/19	USD	8,593	PLN	32,001	—	(7)
BNP Paribas	2/15/19	USD	8,384	KRW	9,373,281	—	(44)
Toronto-Dominion Bank	2/15/19	USD	8,356	CLP	5,654,362	—	(266)
Deutsche Bank AG	2/15/19	USD	7,790	IDR	110,230,090	—	(85)
Deutsche Bank AG	2/15/19	USD	7,476	JPY	809,210	39	—
Deutsche Bank AG	2/15/19	USD	7,190	DKK	46,478	55	—
Goldman Sachs International	2/15/19	USD	6,244	ZAR	87,078	—	(311)
BNP Paribas	2/15/19	USD	3,787	NZD	5,564	—	(60)

Global Minimum Volatility Fund

Deutsche Bank AG	2/15/19	USD	3,755	NOK	31,805	—	(18)
Deutsche Bank AG	2/15/19	USD	2,066	ZAR	28,809	—	(103)
Deutsche Bank AG	2/15/19	USD	1,919	AUD	2,670	—	(23)
Deutsche Bank AG	2/15/19	USD	647	MXN	12,508	—	(5)
Deutsche Bank AG	2/15/19	USD	241	PLN	898	—	—
						6,839	(11,046)
							(4,207)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.

At January 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $3,890,000 and cash of $360,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Global Minimum Volatility Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level,

Global Minimum Volatility Fund

triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability) in the Schedule of Investments.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
Common Stocks—United States	1,657,755	—	—
Common Stocks—International	438,480	1,246,906	2,646
Temporary Cash Investments	85,705	746	—
Futures Contracts—Assets[1]	81	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Forward Currency Contracts—Assets	—	6,839	—
Forward Currency Contracts—Liabilities	—	(11,046)	—
Total	2,182,015	1,243,445	2,646
1 Represents variation margin on the last day of the reporting period.

Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Australia (7.4%)
Commonwealth Bank of Australia	213,798	10,894
BHP Group Ltd.	389,660	9,949
Westpac Banking Corp.	415,364	7,423
Australia & New Zealand Banking Group Ltd.	351,896	6,406
National Australia Bank Ltd.	330,009	5,731
Woolworths Group Ltd.	158,378	3,384
Wesfarmers Ltd.	137,294	3,221
Macquarie Group Ltd.	37,320	3,174
Rio Tinto Ltd.	45,584	2,899
Transurban Group	323,927	2,873
Woodside Petroleum Ltd.	113,142	2,830
South32 Ltd.	622,139	1,592
Brambles Ltd.	195,639	1,518
Suncorp Group Ltd.	156,395	1,479
Insurance Australia Group Ltd.	280,024	1,447
Amcor Ltd.	138,941	1,380
QBE Insurance Group Ltd.	161,258	1,262
AGL Energy Ltd.	79,404	1,241
* Coles Group Ltd.	136,156	1,238
Telstra Corp. Ltd.	500,816	1,135
ASX Ltd.	23,742	1,102
APA Group	142,904	955
Sonic Healthcare Ltd.	54,407	913
Fortescue Metals Group Ltd.	197,106	814
Tabcorp Holdings Ltd.	233,747	792
Aurizon Holdings Ltd.	228,585	732
Sydney Airport	133,639	638
Medibank Pvt Ltd.	332,159	633
Caltex Australia Ltd.	32,091	627
LendLease Group	70,191	625
AMP Ltd.	359,430	593
Alumina Ltd.	302,674	538
Boral Ltd.	145,848	528
Incitec Pivot Ltd.	205,038	495
Bendigo & Adelaide Bank Ltd.	59,261	466
Atlas Arteria Ltd.	87,918	426
Coca-Cola Amatil Ltd.	65,874	402
CIMIC Group Ltd.	11,734	383
Challenger Ltd.	72,370	382
Bank of Queensland Ltd.	50,256	372
Crown Resorts Ltd.	42,277	368
Downer EDI Ltd.	69,971	364
Healthscope Ltd.	204,009	350
Orora Ltd.	145,103	334
Qantas Airways Ltd.	82,169	326
Magellan Financial Group Ltd.	15,540	324
Whitehaven Coal Ltd.	80,060	290
AusNet Services	221,925	267
DuluxGroup Ltd.	46,389	231

	Metcash Ltd.	105,620	191
	Adelaide Brighton Ltd.	54,002	176
^	Harvey Norman Holdings Ltd.	65,162	160
	Sims Metal Management Ltd.	20,257	153
	IOOF Holdings Ltd.	40,396	148
	CSR Ltd.	61,240	130
	Perpetual Ltd.	5,110	122
^	Platinum Asset Management Ltd.	24,430	80
	Orica Ltd.	530	7
			87,513
Austria (0.1%)
	Erste Group Bank AG	34,696	1,211
	ANDRITZ AG	8,601	425
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,048	98
			1,734
Belgium (1.1%)
	Anheuser-Busch InBev SA	93,296	7,128
	KBC Group NV	33,336	2,263
	Ageas	22,614	1,052
	Solvay SA Class A	8,691	946
	Groupe Bruxelles Lambert SA	8,971	845
	Proximus SADP	16,676	448
	bpost SA	10,960	100
			12,782
Brazil (2.3%)
	Itau Unibanco Holding SA ADR	436,229	4,641
	Banco Bradesco SA ADR	257,413	3,197
	Ambev SA ADR	442,890	2,130
	Itausa - Investimentos Itau SA Preference Shares	521,153	1,930
	Banco do Brasil SA	124,790	1,776
	Banco Bradesco SA Preference Shares	131,429	1,632
	Itau Unibanco Holding SA Preference Shares	139,880	1,488
	Banco Bradesco SA	118,027	1,304
	Ultrapar Participacoes SA	51,400	807
	BB Seguridade Participacoes SA	79,500	677
	Telefonica Brasil SA ADR	48,177	646
	Banco Santander Brasil SA	47,300	624
	Kroton Educacional SA	173,510	544
	CCR SA	131,963	539
	IRB Brasil Resseguros S/A	22,500	526
	Cia de Saneamento Basico do Estado de Sao Paulo	38,900	463
	Cielo SA	134,200	439
	Klabin SA	84,600	431
	Ambev SA	84,100	404
^	Cia Energetica de Minas Gerais ADR	95,856	361
	Petrobras Distribuidora SA	38,400	281
	Cosan SA	18,000	219
	Engie Brasil Energia SA	18,750	215
	Transmissora Alianca de Energia Eletrica SA	28,000	198
	Bradespar SA Preference Shares	25,182	194
*	Centrais Eletricas Brasileiras SA ADR	17,247	190
	Banco BTG Pactual SA	22,629	184
	Braskem SA ADR	6,140	175
	Banco do Estado do Rio Grande do Sul SA Preference Shares	26,100	168
	Braskem SA Preference Shares	11,200	161
	Qualicorp Consultoria e Corretora de Seguros SA	31,900	139

	EDP - Energias do Brasil SA	28,550	132
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	5,502	119
	Cia Paranaense de Energia Preference Shares	10,700	104
	Sao Martinho SA	17,800	94
	Smiles Fidelidade SA	7,600	93
*	Centrais Eletricas Brasileiras SA Preference Shares	6,800	76
	Cia Energetica de Minas Gerais Preference Shares	16,857	64
	Telefonica Brasil SA Preference Shares	4,300	57
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	717	16
	Cia Paranaense de Energia ADR	996	10
	Cia Energetica de Minas Gerais	957	4
			27,452
Canada (7.0%)
	Royal Bank of Canada	175,325	13,346
	Toronto-Dominion Bank	223,897	12,610
	Enbridge Inc.	242,009	8,843
	Bank of Nova Scotia	149,446	8,508
	Bank of Montreal	78,548	5,750
	TransCanada Corp.	110,717	4,709
	Canadian Imperial Bank of Commerce	53,989	4,578
	Manulife Financial Corp.	240,393	3,862
	Sun Life Financial Inc.	74,446	2,686
	Rogers Communications Inc. Class B	43,037	2,328
	Pembina Pipeline Corp.	60,278	2,148
	National Bank of Canada	40,319	1,896
	Fortis Inc.	51,074	1,821
	BCE Inc.	35,485	1,543
	Thomson Reuters Corp.	24,116	1,261
	Shaw Communications Inc. Class B	54,325	1,103
	Power Corp. of Canada	49,065	975
	TELUS Corp.	24,127	845
	Inter Pipeline Ltd.	47,520	764
	Great-West Lifeco Inc.	33,417	717
	Power Financial Corp.	29,976	615
2	Hydro One Ltd.	37,429	586
	CI Financial Corp.	28,134	379
	Canadian Utilities Ltd. Class A	14,395	370
	IGM Financial Inc.	8,650	222
			82,465
Chile (0.3%)
	Enel Americas SA ADR	64,041	662
	Banco Santander Chile ADR	18,513	599
	Banco de Chile	3,383,770	537
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	11,523	491
	Enel Chile SA	1,853,725	195
	Aguas Andinas SA Class A	324,720	192
	Colbun SA	736,603	167
	AES Gener SA	403,703	123
	Enel Chile SA ADR	21,294	116
	Enel Americas SA	207,067	42
			3,124
China (5.8%)
	China Construction Bank Corp.	10,865,000	9,787
	Industrial & Commercial Bank of China Ltd.	9,501,000	7,381
	China Mobile Ltd.	643,500	6,768
	Bank of China Ltd.	9,264,000	4,307

	CNOOC Ltd.	1,922,000	3,212
	China Petroleum & Chemical Corp.	3,131,000	2,618
	China Merchants Bank Co. Ltd.	463,500	2,043
	Agricultural Bank of China Ltd.	3,734,000	1,768
	China Overseas Land & Investment Ltd.	458,000	1,728
	China Resources Land Ltd.	326,000	1,272
	Country Garden Holdings Co. Ltd.	889,000	1,264
	China Pacific Insurance Group Co. Ltd.	321,200	1,131
	Sunac China Holdings Ltd.	268,000	1,067
	China Shenhua Energy Co. Ltd.	411,000	1,046
	China Telecom Corp. Ltd.	1,722,000	935
	CITIC Ltd.	600,000	909
	PICC Property & Casualty Co. Ltd.	821,000	850
	Bank of Communications Co. Ltd.	987,000	839
	China Evergrande Group	262,000	826
	ANTA Sports Products Ltd.	147,000	760
	Hengan International Group Co. Ltd.	91,657	717
	Guangdong Investment Ltd.	362,000	691
	Lenovo Group Ltd.	908,000	663
	China CITIC Bank Corp. Ltd.	1,015,320	662
	China Vanke Co. Ltd.	158,908	644
	Longfor Group Holdings Ltd.	196,500	612
	China Minsheng Banking Corp. Ltd.	784,100	601
	China Communications Construction Co. Ltd.	526,000	528
	China Resources Power Holdings Co. Ltd.	234,000	469
	Guangzhou Automobile Group Co. Ltd.	402,000	437
	Shimao Property Holdings Ltd.	145,000	413
2	Huatai Securities Co. Ltd.	214,000	401
2	CGN Power Co. Ltd.	1,453,000	380
	China Jinmao Holdings Group Ltd.	702,000	356
	China Merchants Port Holdings Co. Ltd.	174,000	345
	Huaneng Power International Inc.	522,000	328
	Beijing Enterprises Water Group Ltd.	564,000	327
	China Cinda Asset Management Co. Ltd.	1,217,000	315
	GF Securities Co. Ltd.	207,000	297
	Weichai Power Co. Ltd.	220,000	297
	Zijin Mining Group Co. Ltd.	764,000	287
	China Communications Services Corp. Ltd.	290,000	272
	Kingboard Holdings Ltd.	77,000	271
	Yangzijiang Shipbuilding Holdings Ltd.	256,500	268
	China Resources Cement Holdings Ltd.	252,000	256
	Far East Horizon Ltd.	247,000	255
	CIFI Holdings Group Co. Ltd.	364,000	241
2	China Huarong Asset Management Co. Ltd.	1,154,000	235
	Great Wall Motor Co. Ltd.	345,000	235
	COSCO SHIPPING Ports Ltd.	220,000	230
	Agile Group Holdings Ltd.	170,000	226
	Guangzhou R&F Properties Co. Ltd.	112,000	223
2	China Galaxy Securities Co. Ltd.	421,000	219
	Yanzhou Coal Mining Co. Ltd.	236,000	217
2	Fuyao Glass Industry Group Co. Ltd.	60,000	209
	China Everbright Bank Co. Ltd.	407,000	197
	Shenzhen International Holdings Ltd.	99,000	192
	Sinopec Shanghai Petrochemical Co. Ltd.	398,000	189
	China State Construction International Holdings Ltd.	198,000	189
	Jiangsu Expressway Co. Ltd.	130,000	188
	Chongqing Rural Commercial Bank Co. Ltd.	322,000	187

	China Everbright Ltd.	96,000	181
	Nine Dragons Paper Holdings Ltd.	174,000	178
	Sino-Ocean Group Holding Ltd.	356,000	175
	Logan Property Holdings Co. Ltd.	128,000	174
	China Reinsurance Group Corp.	755,000	171
	Zhejiang Expressway Co. Ltd.	164,000	169
2	Sinopec Engineering Group Co. Ltd.	169,000	166
2	Dali Foods Group Co. Ltd.	243,000	166
2	China Merchants Securities Co. Ltd.	111,200	153
	Sinotruk Hong Kong Ltd.	81,000	150
	Country Garden Services Holdings Co. Ltd.	95,402	148
	Shenzhen Investment Ltd.	414,000	144
	Kingboard Laminates Holdings Ltd.	135,000	140
	Lee & Man Paper Manufacturing Ltd.	155,000	139
	Yuexiu Property Co. Ltd.	660,000	128
	KWG Group Holdings Ltd.	128,500	127
	China Power International Development Ltd.	472,370	122
	Sinotrans Ltd.	260,000	120
2	BAIC Motor Corp. Ltd.	179,000	117
	Shenzhen Expressway Co. Ltd.	92,000	104
	Shanghai Industrial Holdings Ltd.	49,000	103
*	SOHO China Ltd.	245,500	100
	Metallurgical Corp. of China Ltd.	353,000	97
	Huadian Power International Corp. Ltd.	206,000	96
	China Zhongwang Holdings Ltd.	180,400	91
	Huadian Fuxin Energy Corp. Ltd.	350,000	80
2	Red Star Macalline Group Corp. Ltd.	74,757	70
	COSCO SHIPPING Energy Transportation Co. Ltd.	120,000	68
	Chongqing Changan Automobile Co. Ltd. Class B	132,400	67
	China Dongxiang Group Co. Ltd.	419,000	64
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	30,500	59
	China BlueChemical Ltd.	176,000	57
	Yanlord Land Group Ltd.	56,600	54
	Anhui Expressway Co. Ltd.	74,000	47
	China Machinery Engineering Corp.	84,000	41
	Sichuan Expressway Co. Ltd.	118,000	38
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	18,600	37
	China South City Holdings Ltd.	220,000	33
	Beijing Jingneng Clean Energy Co. Ltd.	122,000	27
	Weifu High-Technology Group Co. Ltd. Class B	5,500	10
	Beijing Enterprises Holdings Ltd.	1,000	6
			68,997
Colombia (0.1%)
	Bancolombia SA ADR	14,067	628
	Ecopetrol SA ADR	27,074	510
	Grupo Aval Acciones y Valores Preference Shares	264,009	91
	Ecopetrol SA	54,855	52
	Bancolombia SA Preference Shares	306	3
			1,284
Czech Republic (0.1%)
	CEZ AS	19,369	489
	Komercni banka as	9,143	369
2	Moneta Money Bank AS	61,234	208
	O2 Czech Republic AS	5,665	61
	Philip Morris CR AS	74	48
			1,175

Denmark (0.3%)
	Danske Bank A/S	80,087	1,484
	ISS A/S	23,100	655
	Pandora A/S	12,531	544
	Tryg A/S	14,542	371
	H Lundbeck A/S	7,428	326
			3,380
Egypt (0.0%)
	ElSewedy Electric Co.	97,760	98
*	Egyptian Financial Group-Hermes Holding Co.	97,887	94
	Telecom Egypt Co.	45,428	36
			228
Finland (1.6%)
	Nokia Oyj	689,576	4,357
	Nordea Bank Abp	370,004	3,367
	Sampo Oyj Class A	59,049	2,705
	Kone Oyj Class B	48,821	2,374
	UPM-Kymmene Oyj	64,698	1,879
	Fortum Oyj	53,157	1,208
	Stora Enso Oyj	69,114	930
	Elisa Oyj	17,016	712
	Nokian Renkaat Oyj	16,431	547
	Kesko Oyj Class B	8,073	465
	Orion Oyj Class B	12,801	452
	Metso Oyj	12,999	382
			19,378
France (6.0%)
	TOTAL SA	305,016	16,721
	Sanofi	131,702	11,447
	BNP Paribas SA	131,521	6,198
	AXA SA	233,721	5,420
	Schneider Electric SE	62,278	4,429
	Orange SA	231,767	3,595
	Engie SA	198,788	3,187
	Societe Generale SA	87,771	2,737
	Cie Generale des Etablissements Michelin SCA	21,534	2,339
	Credit Agricole SA	138,119	1,578
	Renault SA	22,259	1,575
	Publicis Groupe SA	25,700	1,569
	Carrefour SA	68,203	1,349
	Veolia Environnement SA	61,605	1,301
	Edenred	28,932	1,172
	SES SA Class A	43,592	888
	Bouygues SA	24,607	871
	SCOR SE	19,139	805
	Suez	43,984	564
	Natixis SA	102,008	523
	CNP Assurances	19,682	447
	Eutelsat Communications SA	20,757	440
2	Amundi SA	7,049	406
	Lagardere SCA	14,028	367
	Societe BIC SA	3,195	320
	Casino Guichard Perrachon SA	6,487	319
2	ALD SA	10,242	149
			70,716

Germany (5.7%)
	Allianz SE	51,008	10,823
	Siemens AG	93,132	10,226
	BASF SE	111,238	8,149
	Deutsche Telekom AG	390,404	6,348
	Daimler AG	104,899	6,214
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,125	4,045
	Deutsche Post AG	118,066	3,487
	Bayerische Motoren Werke AG	38,802	3,269
	Vonovia SE	63,671	3,200
	E.ON SE	263,793	2,932
	Porsche Automobil Holding SE Preference Shares	18,470	1,201
	Hannover Rueck SE	7,181	1,036
	LEG Immobilien AG	7,789	915
	Uniper SE	23,894	693
	Volkswagen AG	3,971	693
	HUGO BOSS AG	7,950	570
	Evonik Industries AG	20,484	560
	Bayerische Motoren Werke AG Preference Shares	6,820	504
	ProSiebenSat.1 Media SE	27,935	499
2	Innogy ORD SE	8,234	390
	METRO AG	20,836	353
*	Innogy SE	7,579	325
	Telefonica Deutschland Holding AG	76,870	270
	RTL Group SA	4,615	252
	1&1 Drillisch AG	5,950	248
	MAN SE	2,170	224
	Talanx AG	4,238	158
	CECONOMY AG	22,835	107
			67,691
Greece (0.1%)
	Hellenic Telecommunications Organization SA	30,594	383
	OPAP SA	24,368	239
	Motor Oil Hellas Corinth Refineries SA	6,869	171
	Hellenic Petroleum SA	7,538	66
			859
Hong Kong (1.7%)
	Sun Hung Kai Properties Ltd.	174,000	2,918
	CLP Holdings Ltd.	199,000	2,318
	Hang Seng Bank Ltd.	87,100	2,004
	BOC Hong Kong Holdings Ltd.	441,000	1,704
	Sands China Ltd.	292,400	1,403
	Power Assets Holdings Ltd.	163,361	1,100
	New World Development Co. Ltd.	677,000	1,068
2	WH Group Ltd.	1,011,639	867
	Swire Pacific Ltd. Class A	64,000	758
	Sino Land Co. Ltd.	384,000	690
	CK Infrastructure Holdings Ltd.	77,000	622
	Hang Lung Properties Ltd.	256,000	561
	Wynn Macau Ltd.	179,200	440
	NWS Holdings Ltd.	172,000	393
	Hysan Development Co. Ltd.	72,000	375
	Hopewell Holdings Ltd.	67,500	311
	PCCW Ltd.	522,000	311
	Xinyi Glass Holdings Ltd.	254,000	309
	Kerry Properties Ltd.	69,500	289

	Yue Yuen Industrial Holdings Ltd.	84,500	288
2	BOC Aviation Ltd.	24,200	206
	VTech Holdings Ltd.	19,700	188
	Xinyi Solar Holdings Ltd.	412,800	174
	Chow Tai Fook Jewellery Group Ltd.	135,000	121
	Li & Fung Ltd.	648,000	110
	Haitong International Securities Group Ltd.	307,000	108
	Cafe de Coral Holdings Ltd.	38,000	103
	Shun Tak Holdings Ltd.	236,000	94
	Lifestyle International Holdings Ltd.	55,000	83
	Television Broadcasts Ltd.	38,200	71
	SA Sa International Holdings Ltd.	132,000	50
	Guotai Junan International Holdings Ltd.	264,000	46
	MTR Corp. Ltd.	1,000	6
			20,089
Hungary (0.1%)
	MOL Hungarian Oil & Gas plc	51,957	623
	Magyar Telekom Telecommunications plc	49,466	84
			707
India (0.3%)
	Oil & Natural Gas Corp. Ltd.	363,967	724
	Bharat Petroleum Corp. Ltd.	116,240	567
	Coal India Ltd.	170,636	540
	Indian Oil Corp. Ltd.	254,063	490
	Bharti Infratel Ltd.	101,292	418
	Indiabulls Housing Finance Ltd.	37,626	353
	Hindustan Petroleum Corp. Ltd.	74,291	245
	NMDC Ltd.	90,891	124
	REC Ltd.	66,805	118
	Power Finance Corp. Ltd.	73,594	107
	NHPC Ltd.	252,332	89
	Oil India Ltd.	35,390	84
			3,859
Indonesia (0.2%)
	Telekomunikasi Indonesia Persero Tbk PT	5,664,800	1,581
	Bukit Asam Tbk PT	518,200	160
	Adaro Energy Tbk PT	1,596,900	160
	Matahari Department Store Tbk PT	236,900	119
	Tower Bersama Infrastructure Tbk PT	262,800	93
	Media Nusantara Citra Tbk PT	477,100	29
			2,142
Israel (0.3%)
	Bank Leumi Le-Israel BM	180,952	1,196
	Bank Hapoalim BM	132,359	897
	Israel Chemicals Ltd.	81,564	474
	Mizrahi Tefahot Bank Ltd.	16,342	304
	Bezeq The Israeli Telecommunication Corp. Ltd.	254,357	204
	Delek Group Ltd.	532	93
	Gazit-Globe Ltd.	7,951	65
*	Shikun & Binui Ltd.	22,868	42
			3,275
Italy (2.1%)
	Enel SPA	945,373	5,714
	Eni SPA	303,613	5,148
	Intesa Sanpaolo SPA (Registered)	1,833,637	4,196

	Assicurazioni Generali SPA	156,964	2,748
	Atlantia SPA	64,745	1,532
	Snam SPA	274,734	1,312
	Terna Rete Elettrica Nazionale SPA	171,500	1,057
	Mediobanca Banca di Credito Finanziario SPA	71,238	621
	FinecoBank Banca Fineco SPA	47,653	518
2	Poste Italiane SPA	57,169	492
	Telecom Italia SPA (Bearer)	738,972	361
	A2A SPA	196,219	358
	Italgas SPA	58,920	357
	Unione di Banche Italiane SPA	128,108	329
	Banca Mediolanum SPA	26,712	163
	UnipolSai Assicurazioni SPA	55,145	138
	UniCredit SPA	212	2
			25,046
Japan (7.5%)
	Toyota Motor Corp.	307,300	18,914
	Sumitomo Mitsui Financial Group Inc.	160,600	5,975
	KDDI Corp.	216,000	5,397
	Mizuho Financial Group Inc.	3,086,200	5,066
	Mitsubishi Corp.	156,200	4,578
	Tokio Marine Holdings Inc.	81,000	3,966
	Japan Tobacco Inc.	145,300	3,678
	NTT DOCOMO Inc.	152,900	3,674
	Canon Inc.	125,100	3,598
	Mitsui & Co. Ltd.	205,812	3,363
	ITOCHU Corp.	172,100	3,157
	ORIX Corp.	155,200	2,341
	JXTG Holdings Inc.	387,805	2,118
	Sumitomo Corp.	136,038	2,106
	Japan Post Holdings Co. Ltd.	162,416	1,997
	Nissan Motor Co. Ltd.	231,100	1,974
	MS&AD Insurance Group Holdings Inc.	59,800	1,770
	Subaru Corp.	73,900	1,735
	Sumitomo Mitsui Trust Holdings Inc.	44,500	1,686
	Marubeni Corp.	189,400	1,476
	Resona Holdings Inc.	266,200	1,345
	Kansai Electric Power Co. Inc.	88,300	1,344
	Daito Trust Construction Co. Ltd.	8,200	1,139
	Sekisui House Ltd.	69,961	1,046
	Daiwa Securities Group Inc.	191,000	953
	SBI Holdings Inc.	28,700	613
	Japan Post Bank Co. Ltd.	50,800	591
	Sojitz Corp.	153,500	590
	Chugoku Electric Power Co. Inc.	35,961	492
	Aozora Bank Ltd.	14,900	459
	Lawson Inc.	5,700	351
	DIC Corp.	10,400	333
	Sankyo Co. Ltd.	5,400	209
	Miraca Holdings Inc.	6,600	163
	Matsui Securities Co. Ltd.	12,000	129
	Aoyama Trading Co. Ltd.	5,000	125
	Heiwa Corp.	5,700	121
	Hitachi Capital Corp.	4,300	98
	Tokai Tokyo Financial Holdings Inc.	22,100	97

	SKY Perfect JSAT Holdings Inc.	15,500	68
			88,835
Malaysia (0.6%)
	Malayan Banking Bhd.	693,097	1,617
	Tenaga Nasional Bhd.	470,633	1,486
	CIMB Group Holdings Bhd.	802,800	1,105
	DiGi.Com Bhd.	443,200	507
	Maxis Bhd.	323,600	455
	Petronas Gas Bhd.	93,200	412
	MISC Bhd.	161,700	268
	AMMB Holdings Bhd.	208,400	230
	Sime Darby Bhd.	404,400	222
	British American Tobacco Malaysia Bhd.	16,300	153
	Alliance Bank Malaysia Bhd.	134,800	140
	YTL Corp. Bhd.	509,068	137
	Westports Holdings Bhd.	134,900	123
	Telekom Malaysia Bhd.	129,800	92
	YTL Power International Bhd.	317,848	70
2	Astro Malaysia Holdings Bhd.	162,500	67
			7,084
Mexico (0.5%)
	Grupo Financiero Banorte SAB de CV	344,500	1,912
	Wal-Mart de Mexico SAB de CV	635,700	1,669
	Grupo Mexico SAB de CV Class B	444,500	1,064
	Grupo Aeroportuario del Pacifico SAB de CV Class B	45,300	407
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	197,500	296
	Promotora y Operadora de Infraestructura SAB de CV	23,015	235
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	37,600	209
	Industrias Penoles SAB de CV	14,370	196
	Kimberly-Clark de Mexico SAB de CV Class A	90,200	151
*	Alpek SAB de CV	51,000	70
2	Nemak SAB de CV	68,200	53
	Infraestructura Energetica Nova SAB de CV	1,000	4
			6,266
Netherlands (2.2%)
	Unilever NV	183,484	9,826
	ING Groep NV	473,915	5,623
	Koninklijke Ahold Delhaize NV	130,879	3,448
	NN Group NV	40,834	1,724
	Koninklijke KPN NV	407,090	1,252
2	ABN AMRO Group NV	50,030	1,248
	Aegon NV	210,999	1,087
	ASR Nederland NV	16,643	702
	Randstad NV	13,714	661
2	Signify NV	12,640	313
	Boskalis Westminster	150	4
			25,888
New Zealand (0.2%)
	Spark New Zealand Ltd.	220,115	619
	Auckland International Airport Ltd.	113,846	579
	Contact Energy Ltd.	92,016	385
*	Fletcher Building Ltd.	105,377	364
	Meridian Energy Ltd.	147,523	359
	SKYCITY Entertainment Group Ltd.	80,932	215
	Mercury NZ Ltd.	82,195	201

Air New Zealand Ltd.	59,919	117
		2,839
Norway (0.8%)
Equinor ASA	118,274	2,705
DNB ASA	128,513	2,281
Telenor ASA	81,363	1,540
Mowi ASA	49,792	1,100
Orkla ASA	92,314	746
Aker BP ASA	13,541	451
Gjensidige Forsikring ASA	20,898	361
		9,184
Pakistan (0.0%)
Pakistan Petroleum Ltd.	80,500	110
Habib Bank Ltd.	77,175	83
Oil & Gas Development Co. Ltd.	74,800	82
Fauji Fertilizer Co. Ltd.	55,500	43
		318
Peru (0.2%)
Credicorp Ltd.	7,760	1,884

Philippines (0.1%)
PLDT Inc.	15,595	388
Manila Electric Co.	32,110	226
Globe Telecom Inc.	3,740	145
DMCI Holdings Inc.	494,100	120
Aboitiz Power Corp.	153,300	113
Semirara Mining & Power Corp. Class A	156,320	71
		1,063
Poland (0.2%)
Polski Koncern Naftowy ORLEN SA	38,078	1,073
Powszechny Zaklad Ubezpieczen SA	66,579	800
Bank Polska Kasa Opieki SA	19,208	572
Polskie Gornictwo Naftowe i Gazownictwo SA	216,448	444
		2,889
Portugal (0.2%)
EDP - Energias de Portugal SA	270,762	989
Galp Energia SGPS SA	61,646	963
		1,952
Qatar (0.5%)
Qatar National Bank QPSC	52,548	2,857
Industries Qatar QSC	23,839	940
Qatar Islamic Bank SAQ	13,818	600
Masraf Al Rayan QSC	43,926	492
Qatar Electricity & Water Co. QSC	6,298	327
Commercial Bank PQSC	25,849	302
Barwa Real Estate Co.	24,142	271
Qatar Gas Transport Co. Ltd.	36,009	198
Ooredoo QPSC	8,860	185
Qatar Navigation QSC	5,673	108
Doha Bank QPSC	16,287	95
Qatar International Islamic Bank QSC	4,798	91
Al Meera Consumer Goods Co. QSC	514	21
		6,487
Russia (1.8%)
Lukoil PJSC ADR	51,485	4,134

Sberbank of Russia PJSC	1,164,880	3,894
Gazprom PJSC ADR	541,596	2,648
Tatneft PJSC ADR	30,615	2,250
Rosneft Oil Co. PJSC GDR	141,755	886
MMC Norilsk Nickel PJSC ADR	38,018	792
LUKOIL PJSC	9,388	757
Surgutneftegas OAO Preference Shares	924,501	573
AK Transneft OAO Preference Shares	205	548
Mobile TeleSystems PJSC ADR	57,438	494
Gazprom PJSC	189,225	471
Alrosa PJSC	286,760	433
Magnit PJSC GDR	23,367	373
Severstal PJSC GDR	24,100	368
MMC Norilsk Nickel PJSC	1,589	333
Inter RAO UES PJSC	4,435,000	260
Moscow Exchange MICEX-RTS PJSC	174,046	248
Novolipetsk Steel PJSC	99,520	232
Polyus PJSC GDR	5,173	216
Sberbank of Russia PJSC ADR	14,446	196
Magnit PJSC	2,613	166
PhosAgro PJSC GDR	10,445	142
Magnitogorsk Iron & Steel Works PJSC	206,300	137
Aeroflot PJSC	65,759	109
Tatneft PJSC	8,310	102
RusHydro PJSC	12,696,000	100
Rostelecom PJSC	82,370	91
Federal Grid Co. Unified Energy System PJSC	33,850,000	86
Unipro PJSC	1,488,000	63
Tatneft PAO Preference Shares	6,510	57
Sistema PJSFC	270,400	40
ROSSETI PJSC	2,214,653	33
Severstal PJSC	680	10
		21,242
Singapore (1.3%)
DBS Group Holdings Ltd.	218,278	3,890
Oversea-Chinese Banking Corp. Ltd.	400,700	3,437
United Overseas Bank Ltd.	155,000	2,905
Singapore Telecommunications Ltd.	912,588	2,052
Keppel Corp. Ltd.	172,000	782
Singapore Exchange Ltd.	108,161	615
Singapore Technologies Engineering Ltd.	183,800	509
ComfortDelGro Corp. Ltd.	250,500	435
Singapore Press Holdings Ltd.	197,000	368
SATS Ltd.	79,400	286
Hutchison Port Holdings Trust	620,700	156
Golden Agri-Resources Ltd.	800,100	151
StarHub Ltd.	76,200	101
Frasers Property Ltd.	59,700	80
M1 Ltd.	32,800	50
SIA Engineering Co. Ltd.	26,400	49
Singapore Airlines Ltd.	800	6
		15,872
South Africa (1.6%)
Standard Bank Group Ltd.	155,908	2,303
FirstRand Ltd.	389,909	2,049
Sasol Ltd.	67,312	2,036

	MTN Group Ltd.	217,510	1,423
	Sanlam Ltd.	210,631	1,339
	Absa Group Ltd.	84,885	1,191
	Nedbank Group Ltd.	47,722	1,033
	Vodacom Group Ltd.	75,905	691
	RMB Holdings Ltd.	91,292	578
	Woolworths Holdings Ltd.	122,209	464
	NEPI Rockcastle plc	42,676	404
	Exxaro Resources Ltd.	31,581	368
	Netcare Ltd.	186,218	351
	Foschini Group Ltd.	27,049	347
	SPAR Group Ltd.	22,579	341
	Life Healthcare Group Holdings Ltd.	162,009	332
	Truworths International Ltd.	54,190	330
	AVI Ltd.	43,609	307
	Rand Merchant Investment Holdings Ltd.	81,631	228
	Investec Ltd.	33,891	223
	Telkom SA SOC Ltd.	36,181	183
	Kumba Iron Ore Ltd.	6,718	173
	Sibanye Gold Ltd.	198,790	173
*	MMI Holdings Ltd.	126,499	160
*	Motus Holdings Ltd.	20,428	137
	Santam Ltd.	5,630	129
	JSE Ltd.	10,438	129
	African Rainbow Minerals Ltd.	10,954	123
	Liberty Holdings Ltd.	15,038	122
	Imperial Logistics Ltd.	20,428	105
	Tsogo Sun Holdings Ltd.	69,630	104
	Assore Ltd.	3,910	101
	Reunert Ltd.	18,744	100
	Coronation Fund Managers Ltd.	31,840	99
	AECI Ltd.	13,927	93
	MAS Real Estate Inc.	48,064	80
	Tongaat Hulett Ltd.	13,671	52
	Bidvest Group Ltd.	518	8
	Oceana Group Ltd.	956	6
	Barloworld Ltd.	374	3
			18,418
South Korea (1.3%)
	Samsung Electronics Co. Ltd. Preference Shares	98,031	3,322
	Shinhan Financial Group Co. Ltd.	54,282	2,099
	Hana Financial Group Inc.	34,721	1,248
	KT&G Corp.	13,239	1,179
	SK Innovation Co. Ltd.	6,869	1,166
§	Woori Bank	60,648	807
	SK Telecom Co. Ltd. ADR	25,346	643
*	Korea Electric Power Corp. ADR	39,710	609
	Coway Co. Ltd.	6,536	493
	S-Oil Corp.	5,001	471
	Industrial Bank of Korea	31,134	399
	Kangwon Land Inc.	12,845	393
	Korea Electric Power Corp.	10,962	339
	DB Insurance Co. Ltd.	5,327	333
	LG Uplus Corp.	22,536	306
	Hyundai Marine & Fire Insurance Co. Ltd.	7,339	246
	Cheil Worldwide Inc.	8,268	175
	NH Investment & Securities Co. Ltd.	13,685	172

	DGB Financial Group Inc.	18,602	145
	Samsung Card Co. Ltd.	3,790	114
	Doosan Corp.	738	78
	Hite Jinro Co. Ltd.	3,169	48
*	Hyosung TNC Co. Ltd.	305	47
	BGF Co. Ltd.	4,008	29
	Hyosung Corp.	99	6
			14,867
Spain (3.3%)
	Banco Santander SA	1,952,752	9,261
	Iberdrola SA (XMAD)	728,101	6,018
	Banco Bilbao Vizcaya Argentaria SA	808,075	4,796
	Telefonica SA	551,450	4,743
	Repsol SA	151,436	2,658
	CaixaBank SA	433,742	1,640
	Ferrovial SA	60,169	1,349
	ACS Actividades de Construccion y Servicios SA	29,732	1,231
	Red Electrica Corp. SA	52,239	1,204
	Naturgy Energy Group SA	37,508	1,049
	Endesa SA	39,062	977
	Banco de Sabadell SA	696,212	798
	Enagas SA	27,124	791
	Bankinter SA	84,011	656
	Bankia SA	148,888	434
	Mapfre SA	122,957	342
	Acerinox SA	20,798	227
	Acciona SA	2,371	226
	Zardoya Otis SA	18,336	145
	Mediaset Espana Comunicacion SA	20,585	145
*	Iberdrola SA	15,853	131
	ACS Actividades de Construccion y Servicios SA Rights Exp. 2/05/2019	29,732	16
			38,837
Sweden (1.3%)
	Swedbank AB Class A	122,168	2,775
	Investor AB Class B	55,745	2,452
	Svenska Handelsbanken AB Class A	172,619	1,877
	Skandinaviska Enskilda Banken AB Class A	172,839	1,814
	Hennes & Mauritz AB Class B	107,154	1,667
	Telia Co. AB	328,267	1,431
	Tele2 AB	64,530	808
	SKF AB	46,686	786
	Skanska AB Class B	41,540	727
^	ICA Gruppen AB	9,225	325
	Svenska Handelsbanken AB Class B	9,771	113
	Industrivarden AB	964	20
			14,795
Switzerland (9.6%)
	Nestle SA	365,802	31,892
	Novartis AG	264,379	23,081
	Roche Holding AG	84,722	22,539
	Zurich Insurance Group AG	18,181	5,706
	UBS Group AG	427,151	5,537
	ABB Ltd.	216,674	4,147
	Credit Suisse Group AG	298,619	3,630
	Swiss Re AG	36,962	3,545
	LafargeHolcim Ltd.	57,958	2,726

Swiss Life Holding AG	4,172	1,721
SGS SA	627	1,514
Swisscom AG	3,079	1,476
Adecco Group AG	18,445	924
Baloise Holding AG	5,828	903
Kuehne & Nagel International AG	6,093	824
Swiss Prime Site AG	9,233	782
Roche Holding AG (Bearer)	2,863	753
PSP Swiss Property AG	4,889	503
Helvetia Holding AG	737	436
Pargesa Holding SA	4,677	369
Banque Cantonale Vaudoise	309	245
		113,253
Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,858,000	21,200
Hon Hai Precision Industry Co. Ltd.	1,427,000	3,308
Formosa Plastics Corp.	582,879	1,951
Nan Ya Plastics Corp.	677,000	1,692
CTBC Financial Holding Co. Ltd.	2,165,120	1,474
MediaTek Inc.	178,000	1,442
Formosa Chemicals & Fibre Corp.	410,000	1,427
Uni-President Enterprises Corp.	563,000	1,334
Cathay Financial Holding Co. Ltd.	926,908	1,333
Delta Electronics Inc.	258,400	1,291
Fubon Financial Holding Co. Ltd.	880,000	1,290
China Steel Corp.	1,448,000	1,207
Chunghwa Telecom Co. Ltd. ADR	34,035	1,195
Mega Financial Holding Co. Ltd.	1,300,000	1,135
Yuanta Financial Holding Co. Ltd.	1,354,000	758
First Financial Holding Co. Ltd.	1,120,427	747
Catcher Technology Co. Ltd.	93,000	716
President Chain Store Corp.	67,000	712
Taiwan Mobile Co. Ltd.	188,000	672
Taiwan Cooperative Financial Holding Co. Ltd.	1,079,580	655
Taiwan Cement Corp.	526,600	653
Asustek Computer Inc.	79,996	624
Hua Nan Financial Holdings Co. Ltd.	1,018,101	615
Quanta Computer Inc.	325,000	599
Formosa Petrochemical Corp.	166,000	589
Taishin Financial Holding Co. Ltd.	1,136,272	507
United Microelectronics Corp. ADR	252,587	477
Chunghwa Telecom Co. Ltd.	136,000	477
Far Eastern New Century Corp.	460,000	451
Far EasTone Telecommunications Co. Ltd.	191,000	448
AU Optronics Corp. ADR	107,600	412
SinoPac Financial Holdings Co. Ltd.	1,202,641	410
Pegatron Corp.	230,000	393
Pou Chen Corp.	303,000	367
Lite-On Technology Corp.	243,194	363
Novatek Microelectronics Corp.	63,000	331
Asia Cement Corp.	264,000	317
Compal Electronics Inc.	513,000	308
Cheng Shin Rubber Industry Co. Ltd.	208,994	296
Realtek Semiconductor Corp.	51,000	279
Foxconn Technology Co. Ltd.	140,190	274
Inventec Corp.	338,994	265
Eclat Textile Co. Ltd.	22,200	255

Feng TAY Enterprise Co. Ltd.	40,000	255
ASE Technology Holding Co. Ltd.	119,171	240
Globalwafers Co. Ltd.	24,000	237
Vanguard International Semiconductor Corp.	100,000	222
Wistron Corp.	310,656	218
Synnex Technology International Corp.	170,000	212
Nanya Technology Corp.	93,000	189
Chicony Electronics Co. Ltd.	68,370	151
Formosa Taffeta Co. Ltd.	130,000	150
Teco Electric and Machinery Co. Ltd.	211,000	129
Feng Hsin Steel Co. Ltd.	57,000	109
Taiwan Secom Co. Ltd.	36,000	102
United Microelectronics Corp.	252,000	96
Transcend Information Inc.	34,000	74
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	232	9
		57,642
Thailand (1.0%)
PTT PCL	1,736,300	2,704
Siam Cement PCL NVDR	81,800	1,225
Siam Commercial Bank PCL (Local)	262,700	1,120
Advanced Info Service PCL (Local)	135,912	780
PTT Exploration and Production PCL (Local)	171,000	675
PTT Global Chemical PCL	252,899	552
Krung Thai Bank PCL	777,400	494
Bangkok Bank PCL (Foreign)	58,600	416
Intouch Holdings PCL	236,800	412
Charoen Pokphand Foods PCL	471,200	412
Thai Oil PCL	131,400	304
Banpu PCL (Local)	523,650	279
Electricity Generating PCL	29,197	245
IRPC PCL	1,204,500	222
Siam Cement PCL (Foreign)	14,150	212
Thai Union Group PCL	342,300	205
Glow Energy PCL	52,900	156
Ratchaburi Electricity Generating Holding PCL (Local)	86,400	154
Land & Houses Ord Shs	431,300	148
Siam Commercial Bank PCL	30,700	131
Siam Cement PCL	7,800	117
Land and House Public NVDR	265,200	91
Delta Electronics Thailand PCL	39,400	88
Siam City Cement PCL (Local)	9,600	71
Banpu PCL	47,250	25
Intouch Holdings PCL NVDR	10,800	19
Siam City Cement PCL (Foreign)	532	4
		11,261
Turkey (0.2%)
Akbank T.A.S.	344,232	473
Turkiye Garanti Bankasi AS	265,344	466
Tupras Turkiye Petrol Rafinerileri AS	14,585	392
Turkcell Iletisim Hizmetleri AS	138,836	390
Eregli Demir ve Celik Fabrikalari TAS	152,345	250
Turkiye Is Bankasi AS	167,372	184
TAV Havalimanlari Holding AS	23,027	124
Turkiye Halk Bankasi AS	61,504	91
Petkim Petrokimya Holding AS	79,456	89
Arcelik AS	24,011	86

Turkiye Sise ve Cam Fabrikalari AS	65,366	86
Enka Insaat ve Sanayi AS	78,543	75
Ford Otomotiv Sanayi AS	5,624	65
Soda Sanayii AS	45,670	64
Tofas Turk Otomobil Fabrikasi AS	14,416	59
		2,894
United Arab Emirates (0.7%)
First Abu Dhabi Bank PJSC	1,292,847	5,195
Emirates Telecommunications Group Co. PJSC	204,008	946
Emaar Properties PJSC	566,768	668
Abu Dhabi Commercial Bank PJSC	236,441	603
Dubai Islamic Bank PJSC	193,460	269
Aldar Properties PJSC	464,841	202
Emaar Malls PJSC	276,536	118
Dubai Investments PJSC	246,435	89
DAMAC Properties Dubai Co. PJSC	166,712	59
Air Arabia PJSC	215,052	59
Dubai Financial Market PJSC	229,335	52
Al Waha Capital PJSC	92,657	46
		8,306
United Kingdom (16.2%)
HSBC Holdings plc	2,441,465	20,558
Royal Dutch Shell plc Class A	617,201	19,134
BP plc	2,370,510	16,193
Royal Dutch Shell plc Class B	386,867	12,012
GlaxoSmithKline plc	591,922	11,498
AstraZeneca plc	153,977	11,155
British American Tobacco plc	273,011	9,624
Rio Tinto plc	137,262	7,594
Unilever plc	133,204	6,998
Lloyds Banking Group plc	8,615,180	6,568
Vodafone Group plc	3,235,827	5,902
Glencore plc	1,387,575	5,642
BHP Group plc	251,731	5,624
National Grid plc	412,069	4,487
Imperial Brands plc	115,173	3,823
BT Group plc	1,015,165	3,096
Anglo American plc	119,363	3,050
BAE Systems plc	386,340	2,599
Aviva plc	477,177	2,595
Legal & General Group plc	706,333	2,406
SSE plc	124,683	1,917
WPP plc	150,011	1,717
Centrica plc	673,345	1,210
Persimmon plc	38,404	1,198
Next plc	16,480	1,048
International Consolidated Airlines Group SA (London Shares)	123,127	1,040
* Standard Life Aberdeen plc	304,691	1,007
Micro Focus International plc	51,253	977
United Utilities Group plc	81,195	888
RSA Insurance Group plc	125,860	849
Barratt Developments plc	119,596	846
Taylor Wimpey plc	388,921	843
St. James’s Place plc	64,329	793
TUI AG	52,272	791
Kingfisher plc	264,185	772

		Severn Trent plc		29,279	769
		ITV plc		448,775	762
		Direct Line Insurance Group plc		171,938	760
		Marks & Spencer Group plc		200,775	760
		Berkeley Group Holdings plc		14,953	736
		J Sainsbury plc		196,043	734
		DS Smith plc		154,850	687
		Meggitt plc		96,829	656
		Admiral Group plc		23,885	650
		John Wood Group plc		82,830	588
		Bellway plc		15,489	576
		RPC Group plc		49,962	520
		Tate & Lyle plc		57,608	520
		Pennon Group plc		51,524	516
		Investec plc		79,174	509
		G4S plc		189,909	487
		Travis Perkins plc		29,808	479
		easyJet plc		26,549	440
		IMI plc		33,124	416
		Babcock International Group plc		59,543	415
		Royal Mail plc		112,637	397
		Evraz plc		60,382	396
		Polymetal International plc		34,187	390
		Inchcape plc		50,632	381
		Inmarsat plc		56,093	272
		Ashmore Group plc		46,413	246
		William Hill plc		104,184	241
		Dixons Carphone plc		120,389	218
		British American Tobacco plc ADR		4,220	149
2		Quilter plc		2,078	3
					191,127
United States (0.1%)
		ASE Technology Holding Co. Ltd. ADR		148,504	593
		Grupo Aval Acciones y Valores SA ADR		7,552	52
					645
Total Common Stocks (Cost $1,210,935)					1,167,744
		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
3,4	Vanguard Market Liquidity Fund	2.572%		91,328	9,133

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.398%	4/4/19	100	100
5	United States Treasury Bill	2.439%	4/11/19	1,500	1,493
					1,593
Total Temporary Cash Investments (Cost $10,725)					10,726
Total Investments (99.8%) (Cost $1,221,660)					1,178,470
Other Assets and Liabilities-Net (0.2%)4					2,952
Net Assets (100%)					1,181,422

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $828,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $7,104,000, representing 0.6% of net assets.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $921,000 of collateral received for securities on loan.

5     Securities with a value of $866,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	43	5,815	228
Dow Jones EURO STOXX 50 Index	March 2019	98	3,544	138
MSCI Emerging Market Index	March 2019	37	1,970	169
S&P ASX 200 Index	March 2019	15	1,587	77
				612

Forward Currency Contracts
	Contract Settlement	Contract Amount (000)				Unrealized Appreciation (Depreciation	)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	3/20/19	EUR	2,652	USD	3,061	(13)
Goldman Sachs International	3/26/19	AUD	2,464	USD	1,762	31
BNP Paribas	3/20/19	EUR	928	USD	1,069	(4)
BNP Paribas	3/26/19	AUD	583	USD	414	10
BNP Paribas	3/20/19	USD	684	EUR	597	(3)
Goldman Sachs International	3/26/19	USD	663	AUD	941	(21)
						—

AUD—Australian dollar.

EUR—Euro.

USD—U.S. dollar.

International High Dividend Yield Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed

International High Dividend Yield Index Fund

by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	109,259	1,057,678	807
Temporary Cash Investments	9,133	1,593	—
Futures Contracts—Assets[1]	69	—	—
Futures Contracts—Liabilities[1]	(5)
Forward Currency Contracts—Assets	—	41	—
Forward Currency Contracts—Liabilities	—	(41)	—
Total	118,456	1,059,271	807

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $14,301,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (99.5%)[1]
Australia (2.1%)
CSL Ltd.	109,692	15,597
Aristocrat Leisure Ltd.	155,664	2,800
Ramsay Health Care Ltd.	49,735	2,054
REA Group Ltd.	31,049	1,716
Qube Holdings Ltd.	393,480	771
Domino’s Pizza Enterprises Ltd.	21,221	704
Technology One Ltd.	72,448	368
		24,010
Belgium (0.7%)
UCB SA	47,565	4,122
Sofina SA	8,336	1,653
Ackermans & van Haaren NV	7,779	1,245
Melexis NV	9,925	700
		7,720
Brazil (0.2%)
Ultrapar Participacoes SA	134,100	2,104

Canada (7.5%)
Canadian National Railway Co. (Toronto Shares)	182,379	15,220
Suncor Energy Inc.	396,962	12,804
Thomson Reuters Corp.	154,791	8,094
Canadian Natural Resources Ltd.	299,833	8,048
Alimentation Couche-Tard Inc. Class B	106,372	5,779
Imperial Oil Ltd.	200,129	5,678
Magna International Inc.	84,962	4,497
Franco-Nevada Corp.	46,032	3,571
Saputo Inc.	93,567	2,743
Intact Financial Corp.	34,065	2,693
Metro Inc.	60,169	2,187
^ Canadian Tire Corp. Ltd. Class A	15,238	1,733
CCL Industries Inc. Class B	41,043	1,730
CAE Inc.	67,850	1,442
SNC-Lavalin Group Inc.	42,603	1,186
Methanex Corp.	20,251	1,103
Empire Co. Ltd.	42,388	953
Ritchie Bros Auctioneers Inc.	26,267	944
Toromont Industries Ltd.	19,938	886
Finning International Inc.	41,079	778
Atco Ltd.	23,584	746
TFI International Inc.	20,500	603
Stella-Jones Inc.	16,939	547
Canadian Western Bank	21,836	489
Boyd Group Income Fund	4,995	451
Cogeco Communications Inc.	7,801	445
Enghouse Systems Ltd.	12,482	342
Richelieu Hardware Ltd.	13,684	245
Equitable Group Inc.	3,988	202
Cogeco Inc.	3,374	173
		86,312
China (6.0%)
Tencent Holdings Ltd.	878,868	39,122
China Overseas Land & Investment Ltd.	2,665,000	10,053
China Merchants Bank Co. Ltd.	1,093,000	4,819
China Gas Holdings Ltd.	1,191,400	3,803
Sunny Optical Technology Group Co. Ltd.	269,184	2,671
Hengan International Group Co. Ltd.	304,820	2,385
China Resources Gas Group Ltd.	549,000	2,160
China Everbright International Ltd.	1,493,592	1,508
Sinopharm Group Co. Ltd.	286,800	1,282
China State Construction International Holdings Ltd.	924,000	881
Tongda Group Holdings Ltd.	1,420,000	193
China National Accord Medicines Corp. Ltd. Class B	13,200	46
		68,923
Colombia (0.4%)
Bancolombia SA ADR	27,959	1,247
Grupo de Inversiones Suramericana SA	110,048	1,222
Grupo Argos SA	154,622	924

Cementos Argos SA	287,235	748
Bancolombia SA Preference Shares	4,617	51
		4,192
Denmark (0.9%)
Coloplast A/S Class B	48,516	4,432
DSV A/S	45,720	3,649
Novozymes A/S	60,402	2,526
		10,607
Egypt (0.0%)
Eastern Tobacco	548,578	523

Finland (0.2%)
Amer Sports Oyj	28,623	1,271
Huhtamaki Oyj	25,409	837
		2,108
France (12.6%)
LVMH Moet Hennessy Louis Vuitton SE	122,725	39,371
L’Oreal SA	135,450	32,647
Hermes International	25,984	15,572
EssilorLuxottica SA	103,160	13,068
Air Liquide SA	104,373	12,671
Dassault Systemes SE	64,323	8,062
^ Sodexo SA	36,793	3,830
Legrand SA	63,025	3,734
Sartorius Stedim Biotech	22,350	2,464
SEB SA	12,368	1,897
Eurofins Scientific SE	4,337	1,743
Arkema SA	16,818	1,594
Orpea	15,246	1,511
Eurazeo SE	18,521	1,377
Rubis SCA	22,991	1,372
Wendel SA	10,778	1,313
Imerys SA	19,232	1,013
Cie Plastic Omnium SA	35,634	980
Ingenico Group SA	16,626	906
LISI	12,857	407
IPSOS	13,746	319
		145,851
Germany (7.1%)
SAP SE	299,080	30,927
Bayer AG	217,303	16,471
Fresenius SE & Co. KGaA	134,841	6,991
Fresenius Medical Care AG & Co. KGaA	73,988	5,442
Henkel AG & Co. KGaA Preference Shares	43,296	4,214
HeidelbergCement AG	48,582	3,364
Merck KGaA	30,895	3,244
Symrise AG	31,530	2,619
Rational AG	2,694	1,690
Sartorius AG Preference Shares	9,350	1,404
Fielmann AG	20,469	1,390
CTS Eventim AG & Co. KGaA	23,358	993
GRENKE AG	10,455	961
Bechtle AG	10,285	818
Fuchs Petrolub SE Preference Shares	16,308	765
VTG AG	7,840	443
AURELIUS Equity Opportunities SE & Co. KGaA	7,735	332
Bertrandt AG	2,393	205
Cewe Stiftung & Co. KGAA	2,132	188
		82,461
Hong Kong (3.1%)
CK Hutchison Holdings Ltd.	927,500	9,367
MTR Corp. Ltd.	1,479,000	8,272
Hong Kong & China Gas Co. Ltd.	3,737,256	8,121
Wheelock & Co. Ltd.	505,000	3,237
Techtronic Industries Co. Ltd.	445,636	2,601
Wharf Holdings Ltd.	719,000	2,173
Minth Group Ltd.	278,000	973
Johnson Electric Holdings Ltd.	210,000	479
Fairwood Holdings Ltd.	29,000	99
		35,322
India (13.2%)
Reliance Industries Ltd.	1,534,373	26,579
Tata Consultancy Services Ltd.	927,065	26,297
HDFC Bank Ltd. ADR	188,130	18,478
Hindustan Unilever Ltd.	524,786	13,009

ITC Ltd.	2,951,274	11,578
Infosys Ltd. ADR	1,052,006	11,362
Housing Development Finance Corp. Ltd.	401,691	10,885
Kotak Mahindra Bank Ltd.	457,434	8,095
Larsen & Toubro Ltd.	339,990	6,292
Bajaj Finance Ltd.	139,809	5,078
Asian Paints Ltd.	233,176	4,642
IndusInd Bank Ltd.	142,572	3,028
Pidilite Industries Ltd.	123,153	1,943
Yes Bank Ltd.	558,334	1,533
Container Corp. Of India Ltd.	113,592	1,050
Page Industries Ltd.	2,688	885
LIC Housing Finance Ltd.	119,250	755
Info Edge India Ltd.	28,262	696
Kajaria Ceramics Ltd.	63,620	482
Infosys Ltd.	30,544	322
Reliance Infrastructure Ltd.	65,227	247
		153,236
Ireland (0.5%)
Kerry Group plc Class A	42,374	4,327
Glanbia plc	74,007	1,414
Total Produce plc	90,535	176
		5,917
Israel (0.0%)
Alony Hetz Properties & Investments Ltd.	37,806	400

Italy (0.1%)
DiaSorin SPA	13,662	1,251
Reply SPA	8,588	476
		1,727
Japan (9.9%)
Nippon Telegraph & Telephone Corp.	507,204	21,804
Seven & i Holdings Co. Ltd.	215,300	9,375
Bridgestone Corp.	185,900	7,156
Suzuki Motor Corp.	120,100	6,272
Terumo Corp.	91,644	5,232
Asahi Group Holdings Ltd.	117,452	4,920
Nitori Holdings Co. Ltd.	28,088	3,658
West Japan Railway Co.	47,460	3,466
Sysmex Corp.	51,700	2,882
Yakult Honsha Co. Ltd.	42,500	2,836
Daito Trust Construction Co. Ltd.	19,336	2,686
M3 Inc.	160,100	2,317
Don Quijote Holdings Co. Ltd.	38,400	2,233
Sekisui Chemical Co. Ltd.	124,600	1,934
Hikari Tsushin Inc.	11,300	1,811
Shimadzu Corp.	74,100	1,704
Pola Orbis Holdings Inc.	56,700	1,696
Alfresa Holdings Corp.	58,100	1,601
Otsuka Corp.	47,700	1,544
MISUMI Group Inc.	66,900	1,531
MonotaRO Co. Ltd.	61,308	1,309
USS Co. Ltd.	74,000	1,296
Tokyo Century Corp.	26,100	1,222
Mitsubishi UFJ Lease & Finance Co. Ltd.	215,300	1,102
Tsuruha Holdings Inc.	11,600	1,074
Nihon M&A Center Inc.	39,200	983
Relo Group Inc.	36,700	969
Welcia Holdings Co. Ltd.	24,800	941
Nomura Real Estate Holdings Inc.	47,940	931
Sundrug Co. Ltd.	28,832	923
Rinnai Corp.	13,800	914
GMO Payment Gateway Inc.	17,500	906
PALTAC Corp.	16,200	781
Shimamura Co. Ltd.	8,700	753
Kurita Water Industries Ltd.	28,300	719
Hitachi Capital Corp.	30,200	688
Kaken Pharmaceutical Co. Ltd.	12,700	600
Aica Kogyo Co. Ltd.	15,800	556
NHK Spring Co. Ltd.	59,200	549
Koei Tecmo Holdings Co. Ltd.	31,240	524
TS Tech Co. Ltd.	17,200	517
Yaoko Co. Ltd.	9,400	493
SHO-BOND Holdings Co. Ltd.	6,642	469
Aeon Delight Co. Ltd.	12,600	468
Glory Ltd.	16,000	397

Fuyo General Lease Co. Ltd.	7,300	365
Kissei Pharmaceutical Co. Ltd.	12,500	340
Miraca Holdings Inc.	13,696	339
Senko Group Holdings Co. Ltd.	38,300	312
Milbon Co. Ltd.	7,700	309
Keihin Corp.	16,900	303
Modec Inc.	13,400	300
Valor Holdings Co. Ltd.	12,300	299
San-A Co. Ltd.	7,500	298
Tokyo Ohka Kogyo Co. Ltd.	10,400	292
NEC Networks & System Integration Corp.	13,000	287
Starts Corp. Inc.	12,400	278
Tokyo Seimitsu Co. Ltd.	9,500	278
Tosho Co. Ltd.	8,900	272
Elecom Co. Ltd.	9,200	246
Belc Co. Ltd.	5,100	223
Ricoh Leasing Co. Ltd.	7,100	217
Musashi Seimitsu Industry Co. Ltd.	14,200	206
Sekisui Jushi Corp.	10,800	203
Sato Holdings Corp.	8,100	192
Piolax Inc.	9,000	184
Fukushima Industries Corp.	5,100	181
Fujicco Co. Ltd.	8,100	173
Hiday Hidaka Corp.	8,420	166
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,400	161
Hamakyorex Co. Ltd.	4,500	161
Siix Corp.	11,400	160
G-Tekt Corp.	10,100	148
Yellow Hat Ltd.	6,200	146
Nichicon Corp.	17,900	142
Nippon Parking Development Co. Ltd.	80,200	116
F@N Communications Inc.	19,700	100
Takara Leben Co. Ltd.	28,500	89
Sanoh Industrial Co. Ltd.	10,900	60
Meiko Network Japan Co. Ltd.	6,400	56
		114,344
Mexico (1.1%)
America Movil SAB de CV	10,917,772	8,741
Grupo Financiero Inbursa SAB de CV	1,586,755	2,299
Grupo Carso SAB de CV	544,204	2,133
		13,173
Morocco (0.2%)
Attijariwafa Bank	49,766	2,353

Netherlands (3.6%)
Unilever NV	415,996	22,277
ASML Holding NV	104,122	18,208
Aalberts Industries NV	26,362	923
		41,408
New Zealand (0.2%)
Ryman Healthcare Ltd.	118,410	858
Port of Tauranga Ltd.	168,892	602
Mainfreight Ltd.	23,574	514
		1,974
Norway (0.1%)
Tomra Systems ASA	35,824	931

Philippines (1.1%)
SM Investments Corp.	298,880	5,702
Ayala Land Inc.	3,475,200	2,969
Jollibee Foods Corp.	275,507	1,673
International Container Terminal Services Inc.	474,210	986
Metro Pacific Investments Corp.	7,356,200	688
Manila Water Co. Inc.	477,300	252
		12,270
Russia (1.1%)
Novatek PJSC	738,220	12,951

South Africa (3.7%)
Naspers Ltd.	106,119	24,548
Sanlam Ltd.	515,627	3,278
Capitec Bank Holdings Ltd.	29,278	2,583
Remgro Ltd.	135,005	2,154
Discovery Ltd.	157,370	1,892
Shoprite Holdings Ltd.	144,095	1,783

PSG Group Ltd.	64,963	1,232
Bidvest Group Ltd.	78,137	1,198
Mr Price Group Ltd.	59,730	1,005
Tiger Brands Ltd.	44,154	926
Clicks Group Ltd.	58,880	876
Mondi Ltd.	27,200	676
Barloworld Ltd.	59,614	546
Hosken Consolidated Investments Ltd.	23,113	202
* EOH Holdings Ltd.	35,089	70
		42,969
South Korea (0.4%)
SK Holdings Co. Ltd.	17,077	4,056
Lotte Chilsung Beverage Co. Ltd.	184	238
Hansae Co. Ltd.	9,490	175
LEENO Industrial Inc.	3,450	155
		4,624
Spain (2.1%)
Industria de Diseno Textil SA	754,545	21,107
Grupo Catalana Occidente SA	28,455	1,128
Ebro Foods SA	44,859	924
Viscofan SA	11,837	660
Vidrala SA	6,316	579
Miquel y Costas & Miquel SA	7,583	148
		24,546
Sweden (1.9%)
Investor AB Class B	108,756	4,783
Assa Abloy AB Class B	250,156	4,661
Hexagon AB Class B	85,758	4,200
Svenska Cellulosa AB SCA Class B	170,964	1,504
Trelleborg AB Class B	65,445	1,102
L E Lundbergforetagen AB Class B	35,348	1,091
^ Intrum AB	31,480	900
AAK AB	59,378	854
Hufvudstaden AB Class A	49,356	820
Loomis AB Class B	16,772	602
Atrium Ljungberg AB	29,649	543
Wihlborgs Fastigheter AB	35,275	460
		21,520
Switzerland (7.9%)
Nestle SA	609,137	53,107
ABB Ltd.	528,113	10,108
Cie Financiere Richemont SA	125,538	8,653
Givaudan SA	2,250	5,459
Partners Group Holding AG	6,396	4,399
Geberit AG	8,846	3,458
EMS-Chemie Holding AG	5,602	2,798
Vifor Pharma AG	17,133	2,181
Chocoladefabriken Lindt & Spruengli AG	257	1,634
		91,797
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	2,612,707	1,831
Grape King Bio Ltd.	32,000	218
		2,049
Turkey (0.2%)
BIM Birlesik Magazalar AS	73,538	1,285
Enka Insaat ve Sanayi AS	1,198,470	1,147
		2,432
United Kingdom (11.1%)
Diageo plc	605,135	23,096
Prudential plc	626,591	12,254
Compass Group plc	382,778	8,191
Associated British Foods plc	190,267	5,971
Experian plc	223,754	5,618
RELX plc (XAMS)	251,120	5,550
RELX plc (XLON)	245,665	5,441
Ashtead Group plc	125,971	3,195
Whitbread plc	44,969	2,881
Bunzl plc	80,790	2,548
InterContinental Hotels Group plc	44,177	2,511
Intertek Group plc	38,458	2,482
Burberry Group plc	102,449	2,422
Mondi plc	90,056	2,178
Croda International plc	33,455	2,118
Micro Focus International plc	106,940	2,039
Johnson Matthey plc	47,392	1,893

Smiths Group plc	93,772	1,781
St. James’s Place plc	141,118	1,739
Halma plc	88,725	1,632
Kingfisher plc	513,756	1,501
Spirax-Sarco Engineering plc	17,246	1,450
JD Sports Fashion plc	236,300	1,437
DS Smith plc	320,544	1,422
AVEVA Group plc	39,129	1,399
Rightmove plc	222,899	1,380
Jardine Lloyd Thompson Group plc	53,646	1,337
Hiscox Ltd.	67,640	1,259
Meggitt plc	185,525	1,257
Hikma Pharmaceuticals plc	58,292	1,233
Cineworld Group plc	323,556	1,110
Renishaw plc	17,647	1,082
RPC Group plc	98,887	1,030
Spectris plc	29,132	995
Travis Perkins plc	61,458	988
Intermediate Capital Group plc	67,815	905
Abcam plc	50,220	875
IMI plc	64,964	816
Dechra Pharmaceuticals plc	24,960	775
BBA Aviation plc	243,600	756
Rotork plc	203,686	735
WH Smith plc	26,963	692
IWG plc	220,687	650
Victrex plc	21,031	632
Grafton Group plc	58,344	563
Moneysupermarket.com Group plc	131,789	524
QinetiQ Group plc	130,377	519
Genus plc	16,991	497
Bodycote plc	46,924	469
Diploma plc	27,038	451
Cranswick plc	11,890	451
Synthomer plc	84,569	398
Domino’s Pizza Group plc	111,990	390
RWS Holdings plc	63,184	389
Rathbone Brothers plc	12,349	375
Savills plc	33,817	370
Paragon Banking Group plc	62,686	341
Senior plc	96,373	286
Hill & Smith Holdings plc	18,907	274
AG Barr plc	26,374	261
Ted Baker plc	10,471	258
PZ Cussons plc	104,388	245
Clarkson plc	6,992	235
Robert Walters plc	17,286	119
Treatt plc	14,512	79
Xaar plc	16,217	32
		128,782
United States (0.1%)
Autoliv Inc.	16,769	1,338
Total Common Stocks (Cost $1,128,275)		1,150,874

		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity Fund	2.572%		106,148	10,615
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	2.280%	2/21/19	400	399
4	United States Treasury Bill	2.388%	3/28/19	300	299
	United States Treasury Bill	2.393%–2.402%	4/11/19	1,000	996
					1,694
Total Temporary Cash Investments (Cost $12,308)					12,309
Total Investments (100.5%) (Cost $1,140,583)					1,163,183
Other Assets and Liabilities-Net (-0.5%)[3,4]					(6,355)
Net Assets (100%)					1,156,828

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,857,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $6,262,000 of collateral received for securities on loan.
4	Securities with a value of $698,000 and cash of $196,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	77	2,785	95
MSCI Emerging Market Index	March 2019	41	2,182	179
Topix Index	March 2019	5	720	21
				295

Forward Currency Contracts

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	3/12/19	JPY	267,090	USD	2,416	44
Barclays Bank plc	3/12/19	JPY	63,139	USD	562	19
BNP Paribas	3/12/19	JPY	30,320	USD	277	2
Bank of America, N.A.	3/20/19	EUR	3,616	USD	4,137	18
Goldman Sachs International	3/20/19	EUR	518	USD	594	1
BNP Paribas	3/20/19	EUR	452	USD	521	(1)
BNP Paribas	3/20/19	EUR	306	USD	349	2
Barclays Bank plc	3/20/19	USD	1,682	EUR	1,470	(7)
BNP Paribas	3/12/19	USD	1,412	JPY	153,750	(4)
BNP Paribas	3/20/19	USD	1,313	EUR	1,151	(10)
Barclays Bank plc	3/12/19	USD	843	JPY	91,290	3
Barclays Bank plc	3/12/19	USD	428	JPY	46,605	(1)
						66

EUR—Euro.

JPY—Japanese yen.

USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	103,677	3,442	—
Common Stocks—Other	29,840	1,013,915	—
Temporary Cash Investments	10,615	1,694	—
Futures Contracts—Assets[1]	28	—	—
Forward Currency Contracts—Assets	—	89	—
Forward Currency Contracts—Liabilities	—	(23)	—
Total	144,160	1,019,117	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.